CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
SENIOR LOANS(b)(c)(d)
Automobiles and Components
Automotive Keys Group, LLC		1st Lien Term Loan	10.65%	SOFR (Q)	6.50%		08/2026		$1,683	$1,464	(e)(f)
Clarios Global LP		1st Lien Term Loan	6.66%	SOFR (M)	2.50%		05/2030		7,759	7,751	(f)
Collision SP Subco, LLC		1st Lien Revolving Loan	8.95%	SOFR (Q)	4.75%		01/2030		13	13	(e)(g)
Collision SP Subco, LLC		1st Lien Term Loan	9.04%	SOFR (Q)	4.75%		01/2030		918	918	(e)(f)
Collision SP Subco, LLC		1st Lien Delay Draw Term Loan	9.04%	SOFR (S)	4.75%		01/2030		476	476	(e)(g)
Continental Acquisition Holdings, Inc.		1st Lien Revolving Loan	8.18%	SOFR (Y)	3.75%		01/2028		1	1	(e)(g)
Continental Acquisition Holdings, Inc.		1st Lien Term Loan					07/2028		6,662	3,731	(e)(i)
Continental Acquisition Holdings, Inc.		1st Lien Delay Draw Term Loan					07/2028		1,648	923	(e)(i)
Highline Aftermarket Acquisition, LLC		1st Lien Revolving Loan					11/2028		—	—	(e)(g)
Highline Aftermarket Acquisition, LLC		1st Lien Term Loan	7.70%	SOFR (Q)	3.50%		02/2030		16,542	16,578
New Churchill Holdco LLC		1st Lien Revolving Loan					11/2029		—	—	(e)(g)
New Churchill Holdco LLC		1st Lien Term Loan	9.50%	SOFR (Q)	5.50%		11/2029		1,191	1,191	(e)(f)
New Churchill Holdco LLC		1st Lien Delay Draw Term Loan	9.50%	SOFR (Q)	5.50%		11/2029		1,785	1,786	(e)(g)
Sun Acquirer Corp.		1st Lien Revolving Loan					09/2027		—	—	(e)(g)
Sun Acquirer Corp.		1st Lien Term Loan	8.66%	SOFR (M)	4.50%		09/2028		14,813	14,813	(e)(f)
Sun Acquirer Corp.		1st Lien Delay Draw Term Loan	8.66%	SOFR (M)	4.50%		09/2028		10,123	10,123	(e)(f)(g)
Telle Tire & Auto Service, LLC		1st Lien Revolving Loan	9.14%	SOFR (S)	4.75%		03/2031		48	48	(e)(g)
Telle Tire & Auto Service, LLC		1st Lien Term Loan	8.79%	SOFR (S)	4.75%		03/2031		133	133	(e)(f)
Telle Tire & Auto Service, LLC		1st Lien Delay Draw Term Loan	8.93%	SOFR (S)	4.75%		03/2031		402	402	(e)
Telle Tire & Auto Service, LLC		1st Lien Delay Draw Term Loan	8.62%	SOFR (S)	4.75%		03/2031		76	76	(e)(g)
Truck-Lite Co., LLC and Ecco Holdings Corp.		1st Lien Revolving Loan					02/2031		—	—	(e)(g)
Truck-Lite Co., LLC and Ecco Holdings Corp.		1st Lien Term Loan	9.14%	SOFR (M)	5.00%		02/2032		13,476	13,475	(e)(f)
Truck-Lite Co., LLC and Ecco Holdings Corp.		1st Lien Delay Draw Term Loan	9.14%	SOFR (M)	5.00%		02/2032		752	752	(e)(g)
Wand Newco 3, Inc.		1st Lien Term Loan	6.66%	SOFR (M)	2.50%		01/2031		22,352	22,264	(f)
										96,918		1.90%
Capital Goods
AeriTek Global US Acquisition Inc.		1st Lien Revolving Loan	10.70%	SOFR (S)	6.50%		08/2030		23	23	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
AeriTek Global US Acquisition Inc.		1st Lien Term Loan	10.70%	SOFR (Q)	6.50%		08/2030		641	632	(e)(f)
AI Aqua Merger Sub, Inc.		1st Lien Term Loan	7.28%	SOFR (M)	3.00%		07/2028		31,490	31,547	(f)
Airx Climate Solutions, Inc.		1st Lien Revolving Loan					11/2029		—	—	(e)(g)
Airx Climate Solutions, Inc.		1st Lien Term Loan	9.95%	SOFR (Q)	5.75%		11/2029		1,487	1,487	(e)(f)
Airx Climate Solutions, Inc.		1st Lien Term Loan	9.20%	SOFR (Q)	5.00%		11/2029		2,408	2,384	(e)(f)(g)
Airx Climate Solutions, Inc.		1st Lien Delay Draw Term Loan	9.20%	SOFR (Q)	5.00%		11/2029		491	486	(e)(f)
Align Precision Group, LLC		1st Lien Term Loan	10.75% PIK	SOFR (Q)	6.75%		07/2030		2,950	2,950	(e)
Align Precision Group, LLC		1st Lien Delay Draw Term Loan	10.75% PIK	SOFR (Q)	6.75%		07/2030		364	365	(e)(g)
AllClear Military Inc.		1st Lien Revolving Loan					05/2030		—	—	(e)(g)
AllClear Military Inc.		1st Lien Term Loan	9.76%	SOFR (M)	5.50%		05/2030		807	807	(e)
AllClear Military Inc.		1st Lien Term Loan	10.92% (2.00% PIK)	SOFR (M)	6.50%		05/2030		131	31	(e)
AllClear Military Inc.		1st Lien Term Loan	11.16% (6.00% PIK)	SOFR (M)	7.00%		05/2030		465	112	(e)
AllClear Military Inc.		1st Lien Delay Draw Term Loan	9.76%	SOFR (M)	5.50%		05/2030		81	81	(e)(g)
Artera Services, LLC		1st Lien Term Loan	8.50%	SOFR (Q)	4.50%		02/2031		6,459	5,754	(f)
BCPE Empire Holdings, Inc.		1st Lien Term Loan	7.41%	SOFR (M)	3.25%		12/2030		2,455	2,450
BGIF IV Fearless Utility Services, Inc.		1st Lien Revolving Loan					06/2030		—	—	(e)(g)
BGIF IV Fearless Utility Services, Inc.		1st Lien Term Loan	9.14%	SOFR (M)	5.00%		06/2031		2,216	2,216	(e)(f)
BGIF IV Fearless Utility Services, Inc.		1st Lien Delay Draw Term Loan					06/2031		—	—	(e)(g)
Box Bidco Limited	United Kingdom	1st Lien Term Loan	9.23%	EURIBOR (S)	7.17%		11/2028		€878	1,031	(e)(f)
Box Bidco Limited	United Kingdom	1st Lien Term Loan	10.19%	SOFR (S)	5.50%		11/2028		1,691	1,691	(e)(f)
Box Bidco Limited	United Kingdom	1st Lien Term Loan	11.86%	SOFR (S)	7.17%		11/2028		536	536	(e)
Burgess Point Purchaser Corporation		1st Lien Term Loan	9.51%	SOFR (M)	5.25%		07/2029		4,073	3,521	(f)
Chillaton Bidco Limited	United Kingdom	1st Lien Term Loan	10.52%	SONIA (S)	6.50%		05/2031		£1,491	2,004	(e)
Chillaton Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.52%	SONIA (S)	6.50%		05/2031		£772	1,038	(e)(g)
CPIG Holdco Inc.		1st Lien Revolving Loan	9.14%	SOFR (Q)	4.75%		04/2028		1	1	(e)(g)
CPIG Holdco Inc.		1st Lien Term Loan	11.39%	SOFR (Q)	7.00%		04/2028		3,795	3,795	(e)(f)
Dynamic NC Aerospace Holdings, LLC		1st Lien Revolving Loan	10.63%	SOFR (Q)	6.50%		12/2027		536	536	(e)(g)
Dynamic NC Aerospace Holdings, LLC		1st Lien Term Loan	10.63%	SOFR (Q)	6.50%		12/2027		3,240	3,240	(e)(f)
EC Partners Spanish Bidco, S.L.U.	Spain	1st Lien Term Loan	7.85%	EURIBOR (S)	5.75%		01/2032		€444	522	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
EC Partners Spanish Bidco, S.L.U.	Spain	1st Lien Delay Draw Term Loan					01/2032			€—	—	(e)(g)
Generator Buyer, Inc.	Canada	1st Lien Revolving Loan	7.70%	CORRA (Q)	5.25%		07/2030		CAD	47	34	(e)(g)
Generator Buyer, Inc.	Canada	1st Lien Term Loan	7.70%	CORRA (Q)	5.25%		07/2030		CAD	2,025	1,455	(e)(f)
Generator Buyer, Inc.	Canada	1st Lien Delay Draw Term Loan	7.70%	CORRA (Q)	5.25%		07/2030		CAD	365	262	(e)(g)
Generator US Buyer, Inc.		1st Lien Term Loan	9.25%	SOFR (Q)	5.25%		07/2030			407	407	(e)(f)
GSV Purchaser, Inc.		1st Lien Revolving Loan					08/2030			—	—	(e)(g)
GSV Purchaser, Inc.		1st Lien Term Loan	8.73%	SOFR (M)	4.50%		08/2031			3,671	3,671	(e)(f)
GSV Purchaser, Inc.		1st Lien Delay Draw Term Loan	8.73%	SOFR (M)	4.50%		08/2031			299	299	(e)(g)
Harvey Tool Company, LLC		1st Lien Term Loan	6.91%	EURIBOR (M)	5.00%		08/2032			€276	322	(e)(f)
Helix Acquisition Holdings, Inc.		1st Lien Term Loan	11.26%	SOFR (M)	7.00%		03/2030			473	473	(e)
Horizon Avionics Buyer, LLC (Horizon CTS Buyer, LLC)		1st Lien Revolving Loan	8.50%	SOFR (Q)	4.50%		03/2032			443	443	(e)(g)
Horizon Avionics Buyer, LLC (Horizon CTS Buyer, LLC)		1st Lien Term Loan	8.50%	SOFR (Q)	4.50%		03/2032			5,446	5,446	(e)(f)
Horizon Avionics Buyer, LLC (Horizon CTS Buyer, LLC)		1st Lien Delay Draw Term Loan					03/2032			—	—	(e)(g)
JSG II, Inc. and Checkers USA, Inc.		1st Lien Revolving Loan	8.66%	SOFR (S)	4.50%		09/2032			2	2	(e)(g)
JSG II, Inc. and Checkers USA, Inc.		1st Lien Term Loan	8.66%	SOFR (S)	4.50%		09/2032			179	178	(e)(f)
JSG II, Inc. and Checkers USA, Inc.		1st Lien Delay Draw Term Loan					09/2032			—	—	(e)(g)
Kene Acquisition, Inc.		1st Lien Revolving Loan					02/2031			—	—	(e)(g)
Kene Acquisition, Inc.		1st Lien Term Loan	9.56%	SOFR (Q)	5.25%		02/2031			1,774	1,774	(e)(f)
Kene Acquisition, Inc.		1st Lien Delay Draw Term Loan	9.56%	SOFR (Q)	5.25%		02/2031			82	82	(e)(g)
LBM Acquisition LLC		1st Lien Term Loan	7.99%	SOFR (M)	3.75%		06/2031			6,491	6,324	(f)
Madison IAQ LLC		1st Lien Term Loan	6.70%	SOFR (S)	2.50%		06/2028			13,527	13,530
Osmose Utilities Services, Inc.		1st Lien Term Loan	7.53%	SOFR (M)	3.25%		06/2028			1,138	1,076
Osmose Utilities Services, Inc.		2nd Lien Term Loan	11.03%	SOFR (M)	6.75%		06/2029			8,237	7,990	(e)
Paris US Holdco, Inc. & 1001028292 Ontario Inc.		1st Lien Revolving Loan	8.91%	SOFR (M)	4.75%		12/2031			54	53	(e)(g)
Paris US Holdco, Inc. & 1001028292 Ontario Inc.		1st Lien Term Loan	8.91%	SOFR (M)	4.75%		12/2031			5,844	5,844	(e)(f)
Paris US Holdco, Inc. & 1001028292 Ontario Inc.		1st Lien Delay Draw Term Loan					12/2031			—	—	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Patriot Container Corp.		1st Lien Term Loan	13.00% (7.00% PIK)				09/2030		26,579	26,579	(e)
Patriot Container Corp.		1st Lien Delay Draw Term Loan	13.00% (7.00% PIK)				09/2030		376	376	(e)(g)
Pave America Holding, LLC		1st Lien Revolving Loan	8.76%	SOFR (M)	4.75%		08/2032		59	59	(e)(g)
Pave America Holding, LLC		1st Lien Term Loan	9.25% (2.88% PIK)	SOFR (Q)	5.25%		08/2032		411	406	(e)(f)
Pave America Holding, LLC		1st Lien Delay Draw Term Loan					08/2032		—	—	(e)(g)
Project Castle, Inc.		1st Lien Term Loan	9.72%	SOFR (S)	5.50%		06/2029		8,701	7,198
PumpTech, LLC		1st Lien Revolving Loan	8.89%	SOFR (M)	4.75%		01/2031		121	120	(e)(g)
PumpTech, LLC		1st Lien Term Loan	8.90%	SOFR (M)	4.75%		01/2031		2,028	2,002	(e)(f)
PumpTech, LLC		1st Lien Delay Draw Term Loan	8.90%	SOFR (Q)	4.75%		01/2031		146	145	(e)(g)
Radius Aerospace Europe Limited	United Kingdom	1st Lien Revolving Loan	9.97% (0.25% PIK)	SONIA (M)	6.00%		03/2027		£373	501	(e)(g)
Radius Aerospace Europe Limited	United Kingdom	1st Lien Term Loan	10.15% (0.25% PIK)	SOFR (Q)	6.00%		03/2027		4,092	4,092	(e)(f)
Radius Aerospace, Inc.		1st Lien Revolving Loan	10.29% (0.25% PIK)	SOFR (Q)	6.00%		03/2027		158	157	(e)(g)
Radius Aerospace, Inc.		1st Lien Revolving Loan	10.29% (0.25% PIK)	SOFR (S)	6.00%		03/2027		1	1	(e)(g)
Radius Aerospace, Inc.		1st Lien Term Loan	10.15% (0.25% PIK)	SOFR (Q)	6.00%		03/2027		4,669	4,669	(e)(f)
Radius Aerospace, Inc.		1st Lien Term Loan	10.45% (0.25% PIK)	SOFR (Q)	6.00%		03/2027		9	9	(e)
Sigma Electric Manufacturing Corporation		1st Lien Revolving Loan	10.01%	SOFR (M)	5.75%		12/2027		52	52	(e)(g)
Sigma Electric Manufacturing Corporation		1st Lien Term Loan	10.01%	SOFR (M)	5.75%		12/2027		2,723	2,724	(e)(f)
Spirit AeroSystems, Inc.		1st Lien Term Loan	9.28%				09/2025		10,349	10,349	(e)
Sunk Rock Foundry Partners LP		1st Lien Term Loan	10.01%	SOFR (M)	5.75%		12/2027		216	216	(e)(f)
Sunvair Aerospace Group, Inc.		1st Lien Revolving Loan					05/2031		—	—	(e)(g)
Sunvair Aerospace Group, Inc.		1st Lien Term Loan	9.00%	SOFR (Q)	5.00%		05/2031		1,755	1,755	(e)(f)
Sunvair Aerospace Group, Inc.		1st Lien Delay Draw Term Loan	9.00%	SOFR (Q)	5.00%		05/2031		154	154	(e)(g)
Titan BW Borrower L.P.		1st Lien Revolving Loan					07/2032		—	—	(e)(g)
Titan BW Borrower L.P.		1st Lien Term Loan	9.45% (2.88% PIK)	SOFR (Q)	5.25%		07/2032		29,808	29,510	(e)(f)
Titan BW Borrower L.P.		1st Lien Delay Draw Term Loan					07/2032		—	—	(e)(g)
Two Six Labs, LLC		1st Lien Revolving Loan	9.25%	SOFR (Q)	5.25%		08/2027		1,229	1,229	(e)(g)
Two Six Labs, LLC		1st Lien Term Loan	9.25%	SOFR (Q)	5.25%		08/2027		7,168	7,168	(e)(f)
Two Six Labs, LLC		1st Lien Term Loan	10.00%	SOFR (Q)	6.00%		08/2027		1,315	1,315	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Two Six Labs, LLC		1st Lien Delay Draw Term Loan	9.25%	SOFR (Q)	5.25%		08/2027		2,806	2,806	(e)(f)(g)
Victory Buyer LLC		1st Lien Term Loan	8.03%	SOFR (M)	3.75%		11/2028		8,464	8,464
WEC US Holdings Ltd.		1st Lien Term Loan	6.53%	SOFR (M)	2.25%		01/2031		21,651	21,657	(f)
Werner FinCo LP		1st Lien Term Loan	9.52%	SOFR (Q)	5.50%		06/2031		38,910	38,326	(e)(f)
										290,944		5.70%
Commercial and Professional Services
Accommodations Plus Technologies LLC		1st Lien Revolving Loan					05/2032		—	—	(e)(g)
Accommodations Plus Technologies LLC		1st Lien Term Loan	8.70%	SOFR (Q)	4.50%		05/2032		409	404	(e)(f)
Aero Operating LLC		1st Lien Term Loan	13.44% (2.00% PIK)	SOFR (Q)	9.00%		02/2026		2,941	2,941	(e)(f)
Aero Operating LLC		1st Lien Delay Draw Term Loan	13.44% (2.00% PIK)	SOFR (Q)	9.00%		02/2026		818	818	(e)(f)
Aldinger Company		1st Lien Revolving Loan	9.36%	SOFR (Q)	5.25%		07/2027		122	122	(e)(g)
Aldinger Company		1st Lien Term Loan	9.25%	SOFR (Q)	5.25%		07/2027		1,242	1,242	(e)(f)
Aldinger Company		1st Lien Delay Draw Term Loan	9.25%	SOFR (Q)	5.25%		07/2027		715	715	(e)
Aldinger Company		1st Lien Delay Draw Term Loan	9.41%	SOFR (Q)	5.25%		07/2027		587	587	(e)
Aldinger Company		1st Lien Delay Draw Term Loan	9.45%	SOFR (Q)	5.25%		07/2027		174	173	(e)(g)
Andwis Group Limited	United Kingdom	1st Lien Term Loan	10.77%	SONIA (S)	6.75%		11/2031		£2,074	2,789	(e)
Andwis Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.73%	SONIA (S)	6.75%		11/2031		£1,274	1,714	(e)
Andwis Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.76%	SONIA (Q)	6.75%		11/2031		£1,730	2,327	(e)(g)
Antea Group Holding B.V.	Netherlands	1st Lien Delay Draw Term Loan	8.25%	EURIBOR (Q)	6.25%		03/2030		€1,250	1,468	(e)(g)
Armorica Lux S.a.r.l.	Luxembourg	1st Lien Term Loan	6.95%	EURIBOR (Q)	4.93%		07/2028		€6,500	7,348
Auxadi Midco S.L.U.	Spain	1st Lien Term Loan	6.75%	EURIBOR (Q)	4.75%		07/2028		€473	555	(e)
Bluejack Fire Acquisition, Inc.		1st Lien Revolving Loan					01/2031		—	—	(e)(g)
Bluejack Fire Acquisition, Inc.		1st Lien Term Loan	8.91%	SOFR (M)	4.75%		01/2031		987	987	(e)(f)
Bluejack Fire Acquisition, Inc.		1st Lien Delay Draw Term Loan					01/2031		—	—	(e)(g)
Bobtail AcquisitionCo, LLC		1st Lien Revolving Loan	8.77%	SOFR (S)	4.75%		09/2031		9	9	(e)(g)
Bobtail AcquisitionCo, LLC		1st Lien Term Loan	8.92%	SOFR (M)	4.75%		09/2031		1,096	1,085	(e)(f)
Bobtail AcquisitionCo, LLC		1st Lien Delay Draw Term Loan					09/2031		—	—	(e)(g)
Capstone Acquisition Holdings, Inc.		1st Lien Revolving Loan					05/2029		—	—	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Capstone Acquisition Holdings, Inc.		1st Lien Term Loan	8.76%	SOFR (M)	4.50%		11/2029		17,964	17,964	(e)(f)
Capstone Acquisition Holdings, Inc.		1st Lien Delay Draw Term Loan					11/2029		—	—	(e)(g)
Capstone Acquisition Holdings, Inc.		2nd Lien Term Loan	12.76%	SOFR (M)	8.50%		11/2030		9,246	9,247	(e)(f)
Capstone Acquisition Holdings, Inc.		2nd Lien Delay Draw Term Loan					11/2030		—	—	(e)(g)
Celnor Group Limited	United Kingdom	1st Lien Term Loan	9.64%	SONIA (Q)	5.67%		08/2031		£879	1,183	(e)
Celnor Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	9.64%	SONIA (Q)	5.67%		08/2031		£3,667	4,931	(e)
Celnor Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	9.26%	SONIA (Q)	5.29%		08/2031		£15	21	(e)(g)
Compass Bidco Limited.	United Kingdom	1st Lien Term Loan	10.74%	SONIA (S)	6.75%		04/2031		£12,356	16,618	(e)
Compass Bidco Limited.	United Kingdom	1st Lien Delay Draw Term Loan	10.74%	SONIA (S)	6.75%		04/2031		£5,747	7,729	(e)
Compex Legal Services, Inc.		1st Lien Revolving Loan	9.78%	SOFR (Q)	5.45%		02/2026		630	617	(e)(g)
Compex Legal Services, Inc.		1st Lien Term Loan	9.84%	SOFR (Q)	5.45%		02/2026		1,251	1,226	(e)(f)
Denali Intermediate Holdings, Inc.		1st Lien Revolving Loan					08/2032		—	—	(e)(g)
Denali Intermediate Holdings, Inc.		1st Lien Term Loan	9.67%	SOFR (M)	5.50%		08/2032		67,795	67,117	(e)(f)
Divisions Holding Corporation		1st Lien Revolving Loan					04/2032		—	—	(e)(g)
Divisions Holding Corporation		1st Lien Term Loan	8.50%	SOFR (Q)	4.50%		04/2032		1,395	1,395	(e)(f)
Dorado Bidco, Inc.		1st Lien Revolving Loan					09/2031		—	—	(e)(g)
Dorado Bidco, Inc.		1st Lien Term Loan	8.41%	SOFR (M)	4.25%		09/2031		3,069	3,069	(e)(f)
Dorado Bidco, Inc.		1st Lien Delay Draw Term Loan					09/2031		—	—	(e)(g)
DP Flores Holdings, LLC		1st Lien Revolving Loan					09/2030		—	—	(e)(g)
DP Flores Holdings, LLC		1st Lien Term Loan	10.66% (3.25% PIK)	SOFR (M)	6.50%		09/2030		3,948	3,948	(e)(f)
DP Flores Holdings, LLC		1st Lien Delay Draw Term Loan					09/2030		—	—	(e)(g)
Drogon Bidco Inc.		1st Lien Revolving Loan					08/2030		—	—	(e)(g)
Drogon Bidco Inc.		1st Lien Term Loan	8.91%	SOFR (M)	4.75%		08/2031		1,361	1,361	(e)(f)
Drogon Bidco Inc.		1st Lien Delay Draw Term Loan	8.91%	SOFR (M)	4.75%		08/2031		430	430	(e)(g)
DuraServ LLC		1st Lien Revolving Loan					06/2030		—	—	(e)(g)
DuraServ LLC		1st Lien Term Loan	8.89%	SOFR (M)	4.75%		06/2031		588	588	(e)(f)
DuraServ LLC		1st Lien Delay Draw Term Loan	8.89%	SOFR (M)	4.75%		06/2031		241	241	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Eagle Parent Corp.		1st Lien Term Loan	8.25%	SOFR (Q)	4.25%		04/2029		10,185	10,164	(f)
Elevation Services Parent Holdings, LLC		1st Lien Revolving Loan	10.90%	SOFR (Q)	6.50%		12/2028		505	469	(e)(g)
Elevation Services Parent Holdings, LLC		1st Lien Term Loan	10.95%	SOFR (Q)	6.50%		12/2028		1,286	1,196	(e)(f)
Elevation Services Parent Holdings, LLC		1st Lien Term Loan	10.92%	SOFR (Q)	6.50%		12/2028		614	571	(e)(f)
Elevation Services Parent Holdings, LLC		1st Lien Delay Draw Term Loan	10.95%	SOFR (Q)	6.50%		12/2028		1,719	1,599	(e)(f)
Elevation Services Parent Holdings, LLC		1st Lien Delay Draw Term Loan	10.92%	SOFR (Q)	6.50%		12/2028		368	342	(e)(f)
Elliott Davis Advisory, LLC		1st Lien Revolving Loan	8.73%	SOFR (Q)	4.75%		07/2031		100	99	(e)(g)
Elliott Davis Advisory, LLC		1st Lien Term Loan	8.87%	SOFR (S)	4.75%		07/2031		1,232	1,219	(e)(f)
Elliott Davis Advisory, LLC		1st Lien Delay Draw Term Loan					07/2031		—	—	(e)(g)
EMB Purchaser, Inc.		1st Lien Revolving Loan					03/2032		—	—	(e)(g)
EMB Purchaser, Inc.		1st Lien Term Loan	8.59%	SOFR (Q)	4.50%		03/2032		42,642	42,642	(e)(f)
EMB Purchaser, Inc.		1st Lien Delay Draw Term Loan	8.59%	SOFR (Q)	4.50%		03/2032		11,522	11,522	(e)(g)
Erasmus Acquisition Holding B.V.	Netherlands	1st Lien Term Loan	7.66%	EURIBOR (S)	5.63%		03/2030		€3,323	3,902	(e)
Erasmus Acquisition Holding B.V.	Netherlands	1st Lien Delay Draw Term Loan	7.66%	EURIBOR (S)	5.63%		03/2030		€1,290	1,514	(e)(g)
Firebird Acquisition Corp, Inc.		1st Lien Revolving Loan					02/2032		—	—	(e)(g)
Firebird Acquisition Corp, Inc.		1st Lien Term Loan	9.31% (2.75% PIK)	SOFR (Q)	5.00%		02/2032		2,758	2,758	(e)(f)
Firebird Acquisition Corp, Inc.		1st Lien Delay Draw Term Loan	8.71%	SOFR (M)	4.50%		02/2032		234	234	(e)(g)
Flywheel Acquireco, Inc.		1st Lien Revolving Loan	10.66%	SOFR (M)	6.50%		05/2028		444	444	(e)(g)
Flywheel Acquireco, Inc.		1st Lien Term Loan	10.66%	SOFR (M)	6.50%		05/2030		13,541	13,541	(e)(f)
Frontline Road Safety Operations, LLC		1st Lien Revolving Loan	9.07%	SOFR (Q)	4.75%		03/2032		965	965	(e)(g)
Frontline Road Safety Operations, LLC		1st Lien Term Loan	9.32% (2.00% PIK)	SOFR (M)	5.00%		03/2032		23,333	23,333	(e)(f)
Frontline Road Safety Operations, LLC		1st Lien Delay Draw Term Loan	9.32% (2.00% PIK)	SOFR (Q)	5.00%		03/2032		7,404	7,404	(e)(g)
G702 Buyer, Inc.		1st Lien Revolving Loan					07/2031		—	—	(e)(g)
G702 Buyer, Inc.		1st Lien Term Loan	8.75%	SOFR (Q)	4.75%		07/2031		385	379	(e)(f)
HH-Stella, Inc.		1st Lien Revolving Loan	9.65%	SOFR (Q)	5.50%		04/2027		127	127	(e)(g)
HH-Stella, Inc.		1st Lien Term Loan	9.65%	SOFR (Q)	5.50%		04/2028		5,922	5,922	(e)(f)
HH-Stella, Inc.		1st Lien Delay Draw Term Loan	9.65%	SOFR (Q)	5.50%		04/2028		2,819	2,819	(e)(f)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
HP RSS Buyer, Inc.		1st Lien Term Loan	9.00%	SOFR (Q)	5.00%		12/2029			1,246	1,247	(e)(f)
HP RSS Buyer, Inc.		1st Lien Delay Draw Term Loan	9.00%	SOFR (Q)	5.00%		12/2029			1,069	1,068	(e)(f)
HP RSS Buyer, Inc.		1st Lien Delay Draw Term Loan	8.87%	SOFR (Q)	4.75%		12/2029			802	802	(e)
HP RSS Buyer, Inc.		1st Lien Delay Draw Term Loan	8.92%	SOFR (Q)	4.75%		12/2029			2	3	(e)(g)
Indigo Acquisition B.V.	Netherlands	1st Lien Term Loan	9.08% (2.45% PIK)	EURIBOR (Q)	6.81%		09/2031			€1,267	1,488	(e)
Indigo Acquisition B.V.	Netherlands	1st Lien Term Loan	10.80% (2.45% PIK)	SOFR (Q)	6.81%		09/2031			€1,267	1,488	(e)
Indigo Acquisition B.V.	Netherlands	1st Lien Delay Draw Term Loan	9.08% (2.45% PIK)	EURIBOR (Q)	6.81%		09/2031			€362	425	(e)(g)
IRI Group Holdings, Inc.		1st Lien Revolving Loan					12/2028			—	—	(e)(g)
IRI Group Holdings, Inc.		1st Lien Term Loan	8.66%	SOFR (M)	4.50%		12/2029			25,699	25,699	(e)(f)
Kellermeyer Bergensons Services, LLC		1st Lien Term Loan					11/2028			3,390	949	(e)(i)
Kellermeyer Bergensons Services, LLC		1st Lien Term Loan	9.71% PIK	SOFR (Q)	5.25%		11/2028			7,406	7,406	(e)
Kings Buyer, LLC		1st Lien Revolving Loan	11.50%	PRIME (Q)	4.25%		10/2027			56	53	(e)(g)
Kings Buyer, LLC		1st Lien Term Loan	9.65%	SOFR (Q)	5.25%		10/2027			3,376	3,208	(e)(f)
KPS Global LLC		1st Lien Revolving Loan					09/2030			—	—	(e)(g)
KPS Global LLC		1st Lien Term Loan	8.75%	SOFR (Q)	4.75%		09/2030			2,068	2,068	(e)(f)
LABL, Inc.		1st Lien Term Loan	9.26%	SOFR (M)	5.00%		10/2028			20,466	16,731	(f)
Laboratories Bidco LLC		1st Lien Revolving Loan	6.20%	SOFR (Q)	1.75%		07/2029			1,546	1,206	(e)(g)
Laboratories Bidco LLC		1st Lien Term Loan	5.90%	SOFR (Q)	1.75%		07/2029			5,422	4,229	(e)
Laboratories Bidco LLC		1st Lien Term Loan	4.35%	CORRA (Q)	1.75%		07/2029		CAD	1,834	1,028	(e)
Laboratories Bidco LLC		1st Lien Term Loan	9.90%	SOFR (Q)	1.75%		07/2029			601	469	(e)
Laboratories Bidco LLC		1st Lien Term Loan	5.86%	SOFR (Q)	1.75%		07/2029			4,131	3,222	(e)
Laboratories Bidco LLC		1st Lien Delay Draw Term Loan	5.86%	SOFR (Q)	1.75%		07/2029			301	235	(e)
LBC Woodlands Purchaser LLC		1st Lien Revolving Loan					07/2030			—	—	(e)(g)
LBC Woodlands Purchaser LLC		1st Lien Term Loan	9.31%	SOFR (Q)	5.00%		07/2031			1,302	1,288	(e)(f)
LBC Woodlands Purchaser LLC		1st Lien Delay Draw Term Loan	9.31%	SOFR (Q)	5.00%		07/2031			93	92	(e)(g)
Lightbeam Bidco, Inc.		1st Lien Revolving Loan					05/2029			—	—	(e)(g)
Lightbeam Bidco, Inc.		1st Lien Term Loan	9.31%	SOFR (Q)	5.00%		05/2030			1,115	1,114	(e)(f)
Lightbeam Bidco, Inc.		1st Lien Term Loan	9.20%	SOFR (Q)	5.00%		05/2030			129	130	(e)(f)
Lightbeam Bidco, Inc.		1st Lien Delay Draw Term Loan	9.31%	SOFR (Q)	5.00%		05/2030			169	169	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Lightbeam Bidco, Inc.		1st Lien Delay Draw Term Loan	9.20%	SOFR (Q)	5.00%		05/2030		260	260	(e)
Lowe P27 Bidco Limited	United Kingdom	1st Lien Term Loan	8.58%	EURIBOR (S)	6.50%		07/2026		£1,400	1,883	(e)
Lowe P27 Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.23%	SOFR (S)	6.50%		07/2026		610	609	(e)
Lowe P27 Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.77%	SONIA (S)	6.50%		07/2026		£2,031	2,732	(e)
Lowe P27 Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.76%	SONIA (S)	6.50%		07/2026		£325	438	(e)
Movares Group B.V.	Netherlands	1st Lien Term Loan	7.52%	EURIBOR (S)	5.50%		07/2032		€1,364	1,601	(e)
Movares Group B.V.	Netherlands	1st Lien Delay Draw Term Loan					07/2032		€—	—	(e)(g)
MPLC Debtco Limited	Jersey	1st Lien Term Loan	10.25%	SONIA (M)	6.25%		01/2027		£148	200	(e)(f)
MPLC Debtco Limited	Jersey	1st Lien Delay Draw Term Loan	10.96%	SOFR (S)	6.25%		01/2027		1,808	1,808	(e)(f)
MPLC Debtco Limited	Jersey	1st Lien Delay Draw Term Loan	10.51%	SONIA (S)	6.25%		01/2027		£600	806	(e)(f)
Msis Holdings, Inc.		1st Lien Revolving Loan					03/2031		—	—	(e)(g)
Msis Holdings, Inc.		1st Lien Term Loan	9.00%	SOFR (Q)	5.00%		03/2031		3,561	3,561	(e)(f)
Msis Holdings, Inc.		1st Lien Delay Draw Term Loan					03/2031		—	—	(e)(g)
Neptune BidCo US Inc.		1st Lien Revolving Loan					10/2027		—	—	(e)(g)
Neptune BidCo US Inc.		1st Lien Term Loan	9.18%	SOFR (Q)	4.75%		10/2028		13,432	12,760	(f)
Neptune BidCo US Inc.		1st Lien Term Loan	9.43%	SOFR (Q)	5.00%		04/2029		15,709	14,937	(f)
Neptune BidCo US Inc.		2nd Lien Term Loan	14.18%	SOFR (Q)	9.75%		10/2029		8,834	8,835	(e)(f)
North Haven Stack Buyer, LLC		1st Lien Revolving Loan	8.95%	SOFR (Q)	4.75%		07/2031		281	281	(e)(g)
North Haven Stack Buyer, LLC		1st Lien Term Loan	8.95%	SOFR (Q)	4.75%		07/2027		2,208	2,209	(e)(f)
North Haven Stack Buyer, LLC		1st Lien Term Loan	8.95%	SOFR (S)	4.75%		07/2027		30	30	(e)
North Haven Stack Buyer, LLC		1st Lien Delay Draw Term Loan	8.95%	SOFR (Q)	4.75%		07/2027		2,264	2,264	(e)(f)
North Haven Stack Buyer, LLC		1st Lien Delay Draw Term Loan	8.95%	SOFR (Q)	4.75%		07/2031		15	15	(e)(g)
Orbit Private Holdings I Ltd	United Kingdom	1st Lien Term Loan	9.62%	SONIA (S)	5.75%		12/2028		£4,915	6,543	(e)
PHM Group Holding Oyj	Finland	1st Lien Term Loan	5.46%	EURIBOR (Q)	3.50%		04/2032		€6,217	7,309
Priority Waste Holdings LLC		1st Lien Revolving Loan	11.75%	PRIME (Q)	4.50%		08/2029		2	2	(e)(g)
Priority Waste Holdings LLC		1st Lien Term Loan	12.29%	SOFR (Q)	8.00%		08/2029		5,240	4,873	(e)(f)
Priority Waste Holdings LLC		1st Lien Delay Draw Term Loan	12.29%	SOFR (Q)	8.00%		08/2029		2,010	1,870	(e)(f)
PSC Parent, Inc.		1st Lien Revolving Loan	9.41%	SOFR (M)	5.25%		04/2030		344	344	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
PSC Parent, Inc.		1st Lien Term Loan	9.15%	SOFR (M)	5.00%		04/2031		4,393	4,393	(e)(f)
PSC Parent, Inc.		1st Lien Delay Draw Term Loan	9.15%	SOFR (M)	5.00%		04/2031		1,219	1,219	(e)(g)
Pye-Barker Fire & Safety, LLC		1st Lien Revolving Loan	8.50%	SOFR (Q)	4.50%		05/2030		86	86	(e)(g)
Pye-Barker Fire & Safety, LLC		1st Lien Term Loan	8.50%	SOFR (Q)	4.50%		05/2031		629	629	(e)(f)
Pye-Barker Fire & Safety, LLC		1st Lien Delay Draw Term Loan	8.50%	SOFR (Q)	4.50%		05/2031		3,533	3,532	(e)(f)(g)
QIMA Finance Ltd	Jersey	1st Lien Term Loan	9.83%	SOFR (Q)	5.50%		07/2032		10,288	10,288	(e)
QIMA Finance Ltd	Jersey	1st Lien Delay Draw Term Loan	9.83%	SOFR (Q)	5.50%		07/2032		697	697	(e)(g)
Registrar Intermediate, LLC		1st Lien Revolving Loan	9.17%	SOFR (Q)	5.00%		08/2029		508	503	(e)(g)
Registrar Intermediate, LLC		1st Lien Term Loan	9.20%	SOFR (Q)	5.00%		08/2029		4,133	4,092	(e)(f)
Registrar Intermediate, LLC		1st Lien Term Loan	9.11%	SOFR (Q)	5.00%		08/2029		335	332	(e)(f)
Registrar Intermediate, LLC		1st Lien Delay Draw Term Loan	9.11%	SOFR (Q)	5.00%		08/2029		279	276	(e)(g)
Rodeo AcquisitionCo LLC		1st Lien Revolving Loan	9.81%	SOFR (Q)	5.50%		07/2027		256	256	(e)(g)
Rodeo AcquisitionCo LLC		1st Lien Term Loan	9.85%	SOFR (Q)	5.50%		07/2027		2,039	2,039	(e)
RSK Group Limited	United Kingdom	1st Lien Term Loan	9.24%	SONIA (Q)	5.13%		09/2030		£3,497	4,704	(e)(f)
RSK Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.99%	SONIA (Q)	7.88%		08/2028		£1,272	1,711	(e)(f)
RSK Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	7.06%	EURIBOR (Q)	5.13%		09/2030		€1,061	1,246	(e)(f)
RSK Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	9.22%	SONIA (Q)	5.13%		09/2030		£13,676	18,392	(e)
RSK Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	9.25%	SONIA (Q)	5.13%		09/2030		£4,779	6,428	(e)
Saturn Purchaser Corp.		1st Lien Revolving Loan					07/2030		—	—	(e)(g)
Saturn Purchaser Corp.		1st Lien Term Loan	9.16%	SOFR (M)	4.85%		07/2030		221	221	(e)
Saturn Purchaser Corp.		1st Lien Delay Draw Term Loan					07/2030		—	—	(e)(g)
Schill Landscaping and Lawn Care Services, LLC		1st Lien Revolving Loan					12/2027		—	—	(e)(g)
Schill Landscaping and Lawn Care Services, LLC		1st Lien Term Loan	10.01%	SOFR (M)	5.75%		12/2027		2,129	2,129	(e)(f)
Schill Landscaping and Lawn Care Services, LLC		1st Lien Delay Draw Term Loan	10.01%	SOFR (M)	5.75%		12/2027		1,557	1,557	(e)(f)(g)
Shermco Intermediate Holdings, Inc.		1st Lien Revolving Loan	8.87%	SOFR (Q)	5.00%		12/2026		501	501	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Shermco Intermediate Holdings, Inc.		1st Lien Term Loan	8.87%	SOFR (Q)	5.00%		12/2026		30,373	30,373	(e)(f)
Shermco Intermediate Holdings, Inc.		1st Lien Delay Draw Term Loan	8.92%	SOFR (S)	5.00%		12/2026		187	187	(e)(f)
Shermco Intermediate Holdings, Inc.		1st Lien Delay Draw Term Loan	9.22%	SOFR (Q)	5.00%		12/2026		4,590	4,590	(e)(f)
Shermco Intermediate Holdings, Inc.		1st Lien Delay Draw Term Loan	8.87%	SOFR (S)	5.00%		12/2026		2,471	2,471	(e)(f)
Shermco Intermediate Holdings, Inc.		1st Lien Delay Draw Term Loan	9.24%	SOFR (Q)	5.00%		06/2027		124	125	(e)(g)
Survitec Group Holdco Limited	United Kingdom	1st Lien Term Loan	11.75% (2.50% PIK)	SONIA (S)	7.50%		04/2027		£8,569	11,525	(e)(f)
Survitec Group Holdco Limited	United Kingdom	1st Lien Term Loan	12.50% (2.50% PIK)	SONIA (S)	8.25%		04/2027		£520	699	(e)
Survitec Group Holdco Limited	United Kingdom	1st Lien Term Loan	12.25%	SONIA (S)	8.00%		04/2027		£2,147	2,887	(e)(f)
SV Newco 2, Inc.		1st Lien Revolving Loan					06/2031		—	—	(e)(g)
SV Newco 2, Inc.		1st Lien Term Loan	8.75%	SOFR (Q)	4.75%		06/2031		1,032	1,032	(e)(f)
SV Newco 2, Inc.		1st Lien Delay Draw Term Loan	11.00%	PRIME (Q)	3.75%		06/2031		586	586	(e)(g)
Systems Planning and Analysis, Inc.		1st Lien Revolving Loan	8.90%	SOFR (M)	4.75%		08/2027		93	93	(e)(g)
Systems Planning and Analysis, Inc.		1st Lien Term Loan	8.92%	SOFR (S)	4.75%		08/2027		4,365	4,364	(e)(f)
Talon Buyer Inc.		1st Lien Revolving Loan					07/2032		—	—	(e)(g)
Talon Buyer Inc.		1st Lien Term Loan	8.82%	SOFR (Q)	4.50%		07/2032		801	791	(e)(f)
Talon Buyer Inc.		1st Lien Delay Draw Term Loan					07/2032		—	—	(e)(g)
The Hiller Companies, LLC		1st Lien Revolving Loan					06/2030		—	—	(e)(g)
The Hiller Companies, LLC		1st Lien Term Loan	9.29%	SOFR (Q)	5.00%		06/2030		3,768	3,768	(e)(f)
The Hiller Companies, LLC		1st Lien Delay Draw Term Loan	9.29%	SOFR (Q)	5.00%		06/2030		970	970	(e)(g)
The Hiller Companies, LLC		1st Lien Delay Draw Term Loan	9.05%	SOFR (Q)	4.75%		06/2030		204	202	(e)(g)
Thermostat Purchaser III, Inc.		1st Lien Revolving Loan					08/2028		—	—	(e)(g)
Thermostat Purchaser III, Inc.		2nd Lien Term Loan	11.60%	SOFR (Q)	7.25%		08/2029		3,575	3,575	(e)
TSS Buyer, LLC		1st Lien Term Loan	9.56%	SOFR (Q)	5.50%		06/2029		256	256	(e)(f)
TSS Buyer, LLC		1st Lien Delay Draw Term Loan	9.56%	SOFR (Q)	5.50%		06/2029		212	211	(e)(g)
Unifi Aviation North America, LLC		1st Lien Revolving Loan	7.19%	SOFR (Q)	2.75%		09/2028		1	—	(e)(g)
Unifi Aviation North America, LLC		1st Lien Term Loan	9.42%	SOFR (Q)	5.00%		09/2028		2,001	2,001	(e)
Unifi Aviation North America, LLC		1st Lien Delay Draw Term Loan	9.42%	SOFR (Q)	5.00%		09/2028		565	565	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Unity Purchaser, LLC		1st Lien Revolving Loan					01/2031		—	—	(e)(g)
Unity Purchaser, LLC		1st Lien Term Loan	9.00%	SOFR (Q)	5.00%		01/2031		1,245	1,246	(e)(f)
Unity Purchaser, LLC		1st Lien Delay Draw Term Loan	9.00%	SOFR (Q)	5.00%		01/2031		579	579	(e)(g)
UP Intermediate II LLC		1st Lien Revolving Loan					03/2031		—	—	(e)(g)
UP Intermediate II LLC		1st Lien Term Loan	8.75%	SOFR (Q)	4.75%		03/2032		774	774	(e)(f)
Villa Dutch Bidco B.V.	Netherlands	1st Lien Term Loan	7.16%	EURIBOR (M)	5.25%		11/2029		€4,000	4,551
Visual Edge Technology, Inc.		1st Lien Term Loan	11.35% (1.25% PIK)	SOFR (Q)	7.00%		12/2025		2,213	2,213	(e)
Visual Edge Technology, Inc.		1st Lien Delay Draw Term Loan	16.48% (6.25% PIK)	SOFR (Q)	12.00%		12/2025		19	19	(e)
VRC Companies, LLC		1st Lien Revolving Loan					06/2027		—	—	(e)(g)
VRC Companies, LLC		1st Lien Term Loan	9.56%	SOFR (Q)	5.25%		06/2027		16,236	16,236	(e)(f)
Vulcan UK Bidco Limited	United Kingdom	1st Lien Term Loan	9.12%	SOFR (S)	5.25%		05/2032		700	700	(e)
W.S. Connelly & Co., LLC		1st Lien Revolving Loan	8.00%	SOFR (Q)	4.00%		05/2030		762	762	(e)(g)
W.S. Connelly & Co., LLC		1st Lien Revolving Loan	10.25%	PRIME (Q)	3.00%		05/2030		76	76	(e)(g)
W.S. Connelly & Co., LLC		1st Lien Term Loan	9.00%	SOFR (Q)	5.00%		05/2030		593	593	(e)(f)
W.S. Connelly & Co., LLC		1st Lien Delay Draw Term Loan	9.00%	SOFR (Q)	5.00%		05/2030		696	696	(e)(f)(g)
Zinc Buyer Corporation		1st Lien Revolving Loan					07/2031		—	—	(e)(g)
Zinc Buyer Corporation		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		07/2031		1,853	1,853	(e)(f)
Zinc Buyer Corporation		1st Lien Delay Draw Term Loan					07/2031		—	—	(e)(g)
										616,528		12.07%
Consumer Distribution and Retail
Bamboo Purchaser, Inc.		1st Lien Revolving Loan	7.19%	SOFR (Q)	2.75%		11/2026		1	1	(e)(g)
Bamboo Purchaser, Inc.		1st Lien Term Loan					11/2027		3,421	1,163	(e)(f)(i)
Bamboo Purchaser, Inc.		1st Lien Delay Draw Term Loan					11/2027		807	274	(e)(i)
BGI Purchaser, Inc.		1st Lien Revolving Loan	8.20%	SOFR (Q)	4.00%		05/2030		3,437	3,438	(e)(g)
BGI Purchaser, Inc.		1st Lien Term Loan	9.20%	SOFR (Q)	5.00%		05/2031		3,590	3,590	(e)(f)
BGI Purchaser, Inc.		1st Lien Delay Draw Term Loan					05/2031		—	—	(e)(g)
Blazing Star Shields Direct Parent, LLC		1st Lien Term Loan	11.20%	SOFR (Q)	7.00%		08/2030		11,536	11,363	(e)(f)
BR PJK Produce, LLC		1st Lien Term Loan	10.69%	SOFR (Q)	6.25%		11/2027		95	95	(e)(f)
BR PJK Produce, LLC		1st Lien Delay Draw Term Loan	10.69%	SOFR (Q)	6.25%		11/2027		560	560	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
BradyPlus Holdings, LLC		1st Lien Term Loan	9.31%	SOFR (Q)	5.00%		10/2029		19,341	19,341	(e)(f)
BradyPlus Holdings, LLC		1st Lien Delay Draw Term Loan	9.31%	SOFR (Q)	5.00%		10/2029		188	188	(e)(g)
City Line Distributors LLC		1st Lien Revolving Loan					08/2028		—	—	(e)(g)
City Line Distributors LLC		1st Lien Term Loan	10.54%	SOFR (Q)	6.00%		08/2028		308	308	(e)(f)
City Line Distributors LLC		1st Lien Delay Draw Term Loan	10.54%	SOFR (Q)	6.00%		08/2028		124	124	(e)(f)
DecoPac, Inc.		1st Lien Revolving Loan	9.43%	SOFR (M)	5.25%		05/2030		1,038	1,038	(e)(g)
DecoPac, Inc.		1st Lien Term Loan	9.41%	SOFR (M)	5.25%		05/2030		27,860	27,860	(e)(f)
Hills Distribution, Inc.		1st Lien Revolving Loan	8.82%	SOFR (Q)	4.50%		11/2029		1	1	(e)(g)
Hills Distribution, Inc.		1st Lien Term Loan	10.32%	SOFR (Q)	6.00%		11/2029		525	525	(e)(f)
Hills Distribution, Inc.		1st Lien Delay Draw Term Loan	10.32%	SOFR (Q)	6.00%		11/2029		267	267	(e)(g)
LJ Perimeter Buyer, Inc.		1st Lien Term Loan	10.93%	SOFR (Q)	6.50%		10/2028		3,192	2,937	(e)(f)
LJ Perimeter Buyer, Inc.		1st Lien Delay Draw Term Loan	10.93%	SOFR (Q)	6.50%		10/2028		410	377	(e)(f)
Marcone Yellowstone Buyer Inc.		1st Lien Term Loan	8.19%	SOFR (Q)	3.75%		06/2028		10,862	8,907	(e)(f)
Marcone Yellowstone Buyer Inc.		1st Lien Delay Draw Term Loan	8.19%	SOFR (Q)	3.75%		06/2028		3,583	2,938	(e)
Mavis Tire Express Services Topco, Corp.		1st Lien Term Loan	7.20%	SOFR (Q)	3.00%		05/2028		7,878	7,874
Mountaineer Merger Corporation		1st Lien Revolving Loan	9.31%	SOFR (Q)	5.00%		10/2027		2,120	2,014	(e)(g)
Mr. Greens Intermediate, LLC		1st Lien Revolving Loan	10.01%	SOFR (Q)	5.75%		05/2031		58	59	(e)(g)
Mr. Greens Intermediate, LLC		1st Lien Term Loan	10.17%	SOFR (Q)	5.75%		05/2031		2,843	2,843	(e)(f)
Mr. Greens Intermediate, LLC		1st Lien Delay Draw Term Loan	10.17%	SOFR (Q)	5.75%		05/2031		104	104	(e)(g)
Phoenix YW Buyer, Inc.		1st Lien Revolving Loan					05/2030		—	—	(e)(g)
Phoenix YW Buyer, Inc.		1st Lien Term Loan	8.91%	SOFR (M)	4.75%		05/2030		5,242	5,242	(e)(f)
Reddy Ice LLC		1st Lien Revolving Loan	11.75%	PRIME (Q)	4.50%		04/2029		792	792	(e)(g)
Reddy Ice LLC		1st Lien Term Loan	9.79%	SOFR (Q)	5.50%		04/2029		33,238	33,238	(e)(f)
Reddy Ice LLC		1st Lien Delay Draw Term Loan	9.79%	SOFR (Q)	5.50%		04/2029		7,865	7,865	(e)(f)(g)
Royal Borrower, LLC		1st Lien Revolving Loan					07/2030		—	—	(e)(g)
Royal Borrower, LLC		1st Lien Term Loan	9.43%	SOFR (M)	5.25%		07/2030		2,377	2,377	(e)(f)
Royal Borrower, LLC		1st Lien Delay Draw Term Loan					07/2030		—	—	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Saldon Holdings, Inc.		1st Lien Revolving Loan	10.26%	SOFR (M)	6.00%		03/2026			35	35	(e)(g)
Saldon Holdings, Inc.		1st Lien Term Loan	10.26%	SOFR (M)	6.00%		03/2026			7,922	7,922	(e)(f)
Saldon Holdings, Inc.		1st Lien Delay Draw Term Loan					03/2026			—	—	(e)(g)
SCIH Salt Holdings Inc.		1st Lien Term Loan	7.20%	SOFR (Q)	3.00%		01/2029			49,048	49,083	(f)
SFE Intermediate HoldCo LLC		1st Lien Term Loan	10.20%	SOFR (M)	5.75%		07/2026			2,031	2,031	(e)(f)
Shur-Co Acquisition, Inc.		1st Lien Term Loan	9.66%	SOFR (M)	5.50%		07/2030			5,803	5,803	(e)(f)
US Salt Investors, LLC		1st Lien Revolving Loan					07/2026			—	—	(e)(g)
US Salt Investors, LLC		1st Lien Term Loan	9.40%	SOFR (Q)	5.25%		07/2028			5,386	5,386	(e)(f)
VRS Buyer, Inc.		1st Lien Revolving Loan					07/2032			—	—	(e)(g)
VRS Buyer, Inc.		1st Lien Term Loan	9.08%	SOFR (Q)	4.75%		07/2032			2,882	2,853	(e)(f)
VRS Buyer, Inc.		1st Lien Delay Draw Term Loan					07/2032			—	—	(e)(g)
Worldwide Produce Acquisition, LLC		1st Lien Revolving Loan	11.03%	SOFR (Q)	6.75%		01/2029			3	3	(e)(g)
Worldwide Produce Acquisition, LLC		1st Lien Term Loan	11.91% (5.25% PIK)	SOFR (M)	7.75%		01/2029			145	127	(e)(f)
Worldwide Produce Acquisition, LLC		1st Lien Delay Draw Term Loan	11.91% (5.25% PIK)	SOFR (M)	7.75%		01/2029			52	46	(e)(f)
ZB Holdco LLC		1st Lien Revolving Loan	9.89%	SOFR (Q)	5.75%		02/2028			494	494	(e)(g)
ZB Holdco LLC		1st Lien Term Loan	9.90%	SOFR (Q)	5.75%		02/2028			1,546	1,545	(e)(f)
ZB Holdco LLC		1st Lien Term Loan	9.92%	SOFR (Q)	5.75%		02/2028			376	376	(e)(f)
ZB Holdco LLC		1st Lien Term Loan	10.15%	SOFR (Q)	5.75%		02/2028			353	353	(e)(f)
ZB Holdco LLC		1st Lien Delay Draw Term Loan	9.90%	SOFR (Q)	5.75%		02/2028			781	781	(e)(f)
ZB Holdco LLC		1st Lien Delay Draw Term Loan	9.92%	SOFR (Q)	5.75%		02/2028			473	473	(e)(f)
ZB Holdco LLC		1st Lien Delay Draw Term Loan	10.02%	SOFR (Q)	5.75%		02/2028			363	363	(e)(f)
ZB Holdco LLC		1st Lien Delay Draw Term Loan	10.23%	SOFR (Q)	5.75%		02/2028			523	523	(e)(f)
ZB Holdco LLC		1st Lien Delay Draw Term Loan	10.15%	SOFR (Q)	5.75%		02/2028			295	295	(e)(g)
											226,195		4.43%
Consumer Durables and Apparel
760203 N.B. LTD.	Canada	1st Lien Revolving Loan	8.23%	CORRA (M)	5.50%		12/2030		CAD	2,519	1,810	(e)(g)
760203 N.B. LTD.	Canada	1st Lien Term Loan	8.04%	CDOR (M)	5.50%		12/2030		CAD	9,515	6,836	(e)(f)
Centric Brands LLC		1st Lien Term Loan	9.75%	SOFR (Q)	5.50%		08/2029			964	964	(e)
DRS Holdings III, Inc.		1st Lien Revolving Loan					11/2028			—	—	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
DRS Holdings III, Inc.		1st Lien Term Loan	9.41%	SOFR (M)	5.25%		11/2028			14,572	14,572	(e)(f)
Fossil Group, Inc.		1st Lien Revolving Loan	9.00%	SOFR (M)	5.00%		08/2030			113	110	(e)(g)
Rawlings Sporting Goods Company, Inc.		1st Lien Revolving Loan	8.13%	SOFR (M)	3.75%		11/2029			305	305	(e)(g)
Rawlings Sporting Goods Company, Inc.		1st Lien Term Loan	8.90%	SOFR (Q)	4.75%		11/2030			7,591	7,591	(e)(f)
ST Athena Global LLC		1st Lien Revolving Loan	9.52%	SOFR (Q)	5.25%		06/2029			168	165	(e)(g)
ST Athena Global LLC		1st Lien Term Loan	9.51%	SOFR (Q)	5.25%		06/2030			4,133	4,050	(e)(f)
ST Athena Global LLC		1st Lien Term Loan	9.22%	SONIA (M)	5.25%		06/2030			£1,870	2,465	(e)(f)
ST Athena Global LLC		1st Lien Delay Draw Term Loan					06/2030			—	—	(e)(g)
Varsity Brands, Inc.		1st Lien Term Loan	7.03%	SOFR (Q)	3.00%		08/2031			5,925	5,922
											44,790		0.88%
Consumer Services
Apex Service Partners, LLC		1st Lien Revolving Loan					10/2029			—	—	(e)(g)
Apex Service Partners, LLC		1st Lien Term Loan	9.19%	SOFR (Q)	5.00%		10/2030			23,921	23,921	(e)(f)
Apex Service Partners, LLC		1st Lien Delay Draw Term Loan	9.19%	SOFR (Q)	5.00%		10/2030			11,853	11,853	(e)(f)
ASP Dream Acquisition Co LLC		1st Lien Term Loan	8.51%	SOFR (M)	4.25%		12/2028			5,934	5,370	(e)(f)
Aspris Bidco Limited	United Kingdom	1st Lien Term Loan	10.81%	SONIA (S)	6.50%		08/2028			£3,234	4,350	(e)(f)
Aspris Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.80%	SONIA (S)	6.50%		08/2028			£1,406	1,891	(e)
Aspris Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.32%	SONIA (Q)	7.00%		02/2030			£571	769	(e)(g)
Astra Service Partners, LLC		1st Lien Revolving Loan	9.27%	SOFR (Q)	5.00%		03/2027			—	1	(e)(g)
Astra Service Partners, LLC		1st Lien Term Loan	9.09%	SOFR (Q)	5.00%		03/2027			489	489	(e)(f)
Astra Service Partners, LLC		1st Lien Delay Draw Term Loan	9.09%	SOFR (Q)	5.00%		03/2027			924	924	(e)
Astra Service Partners, LLC		1st Lien Delay Draw Term Loan	9.37%	SOFR (Q)	5.00%		03/2027			398	398	(e)(g)
Bumble Bidco Limited	United Kingdom	1st Lien Term Loan	10.74%	SONIA (Q)	6.75%		10/2030			£3,542	4,763	(e)
Bumble Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.75%	SONIA (S)	6.75%		10/2030			£208	280	(e)(g)
CC Fly Holding II A/S	Denmark	1st Lien Term Loan	11.89%	NIBOR (Q)	7.75%		05/2026		DKK	804	118	(e)(f)
CC Fly Holding II A/S	Denmark	1st Lien Delay Draw Term Loan	11.89%	NIBOR (Q)	7.75%		05/2026		DKK	3,813	558	(e)(f)
CC Fly Holding II A/S	Denmark	1st Lien Delay Draw Term Loan	9.73%	CIBOR (Q)	7.75%		05/2026		DKK	6,065	886	(e)(f)
Clarion Home Services Group, LLC		1st Lien Revolving Loan	10.30%	SOFR (Q)	6.00%		12/2027			302	287	(e)(g)
Clarion Home Services Group, LLC		1st Lien Term Loan	12.41% (6.00% PIK)	SOFR (Q)	8.00%		12/2027			2,565	2,463	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Clarion Home Services Group, LLC		1st Lien Delay Draw Term Loan	12.41% (6.00% PIK)	SOFR (Q)	8.00%		12/2027			1,456	1,398	(e)
Clarion Home Services Group, LLC		1st Lien Delay Draw Term Loan	12.38% (6.25% PIK)	SOFR (Q)	8.25%		12/2027			265	255	(e)
ClubCorp Holdings, Inc.		1st Lien Revolving Loan					07/2031			—	—	(e)(g)
ClubCorp Holdings, Inc.		1st Lien Term Loan	9.16%	SOFR (M)	5.00%		07/2032			1,489	1,482	(e)(f)
ClubCorp Holdings, Inc.		1st Lien Delay Draw Term Loan					07/2032			—	—	(e)(g)
CMG HoldCo, LLC		1st Lien Revolving Loan	8.52%	SOFR (S)	4.50%		11/2030			55	55	(e)(g)
CMG HoldCo, LLC		1st Lien Term Loan	8.63%	SOFR (Q)	4.50%		11/2030			662	662	(e)(f)
CMG HoldCo, LLC		1st Lien Delay Draw Term Loan	8.63%	SOFR (Q)	4.50%		11/2030			1,373	1,373	(e)(f)
CMG HoldCo, LLC		1st Lien Delay Draw Term Loan	8.65%	SOFR (Q)	4.50%		11/2030			1,797	1,797	(e)(g)
CST Holding Company		1st Lien Revolving Loan					11/2028			—	—	(e)(g)
CST Holding Company		1st Lien Term Loan	9.26%	SOFR (M)	5.00%		11/2028			1,060	1,060	(e)(f)
Davidson Hotel Company LLC		1st Lien Revolving Loan					10/2031			—	—	(e)(g)
Davidson Hotel Company LLC		1st Lien Term Loan	9.16%	SOFR (M)	5.00%		10/2031			3,306	3,306	(e)(f)
Davidson Hotel Company LLC		1st Lien Delay Draw Term Loan	9.16%	SOFR (M)	5.00%		10/2031			43	43	(e)(g)
ECG Bidco S.A.S.	France	1st Lien Term Loan	7.51%	EURIBOR (Q)	5.50%		10/2028			€5,995	7,038	(e)(f)
ECG Bidco S.A.S.	France	1st Lien Term Loan	9.62%	SONIA (Q)	5.50%		05/2029			£9,567	12,867	(e)(f)
ECG Bidco S.A.S.	France	1st Lien Delay Draw Term Loan	7.51%	EURIBOR (Q)	5.50%		05/2029			€1,227	1,440	(e)(f)(g)
ECG Bidco S.A.S.	France	1st Lien Delay Draw Term Loan	7.48%	EURIBOR (Q)	5.50%		05/2029			€17,736	20,823	(e)
Equinox Holdings, Inc.		1st Lien Term Loan	12.25% (4.12% PIK)	SOFR (Q)	8.25%		03/2029			44,453	44,453	(e)(f)
Equinox Holdings, Inc.		2nd Lien Term Loan	16.00% PIK				06/2027			4,277	4,277	(e)
Essential Services Holding Corporation		1st Lien Revolving Loan	9.19%	SOFR (Q)	5.00%		06/2030			522	512	(e)(g)
Essential Services Holding Corporation		1st Lien Term Loan	9.32%	SOFR (Q)	5.00%		06/2031			21,311	20,885	(e)(f)
Essential Services Holding Corporation		1st Lien Delay Draw Term Loan					06/2031			—	—	(e)(g)
Eternal Aus Bidco Pty Ltd	Australia	1st Lien Term Loan	9.85%	BBSY (Q)	6.25%		11/2029		AUD	1,834	1,214	(e)
Eternal Aus Bidco Pty Ltd	Australia	1st Lien Delay Draw Term Loan	9.85%	BBSY (Q)	6.25%		11/2029		AUD	76	50	(e)(g)
EuroParcs Topholding B.V.	Netherlands	1st Lien Delay Draw Term Loan	10.28%				07/2029			€591	693	(e)
Excel Fitness Holdings, Inc.		1st Lien Term Loan	9.50%	SOFR (Q)	5.50%		04/2029			750	750	(e)(f)
Excel Fitness Holdings, Inc.		1st Lien Delay Draw Term Loan	9.50%	SOFR (Q)	5.50%		04/2029			407	407	(e)(f)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Family First Bidco Limited	United Kingdom	1st Lien Term Loan	12.50%				12/2029			£32	43	(e)
Fertitta Entertainment, LLC		1st Lien Term Loan	7.41%	SOFR (M)	3.25%		01/2029			5,738	5,728	(f)
Fitness Ventures Holdings, Inc.		1st Lien Revolving Loan	8.15%	SOFR (M)	4.00%		08/2030			141	141	(e)(g)
Fitness Ventures Holdings, Inc.		1st Lien Term Loan	9.14%	SOFR (M)	5.00%		08/2031			2,005	2,005	(e)(f)
Fitness Ventures Holdings, Inc.		1st Lien Delay Draw Term Loan	9.64%	SOFR (M)	5.50%		08/2031			549	549	(e)(g)
Flint Opco, LLC		1st Lien Revolving Loan					08/2029			—	—	(e)(g)
Flint Opco, LLC		1st Lien Term Loan	8.92%	SOFR (M)	4.75%		08/2030			1,013	1,013	(e)(f)
Flint Opco, LLC		1st Lien Delay Draw Term Loan	8.92%	SOFR (Q)	4.75%		08/2030			429	429	(e)(f)
Flint Opco, LLC		1st Lien Delay Draw Term Loan	8.99%	SOFR (M)	4.75%		08/2030			544	543	(e)(g)
GS SEER Group Borrower LLC		1st Lien Revolving Loan					04/2029			—	—	(e)(g)
GS SEER Group Borrower LLC		1st Lien Term Loan	10.75%	SOFR (Q)	6.75%		04/2030			318	318	(e)
GS SEER Group Borrower LLC		1st Lien Delay Draw Term Loan	10.75%	SOFR (Q)	6.75%		04/2030			117	117	(e)(g)
HGC Holdings, LLC		1st Lien Revolving Loan					06/2029			—	—	(e)(g)
HGC Holdings, LLC		1st Lien Term Loan	8.64%	SOFR (M)	4.50%		06/2029			23,284	23,109	(e)(f)
HGC Holdings, LLC		1st Lien Delay Draw Term Loan	8.64%	SOFR (M)	4.50%		06/2029			669	667	(e)(g)
IFH Franchisee Holdings, LLC		1st Lien Revolving Loan	8.21%	SOFR (Q)	4.00%		12/2029			1,158	1,158	(e)(g)
IFH Franchisee Holdings, LLC		1st Lien Term Loan	9.71%	SOFR (Q)	5.50%		12/2029			3,869	3,869	(e)(f)
IFH Franchisee Holdings, LLC		1st Lien Delay Draw Term Loan					12/2029			—	—	(e)(g)
Infinity Home Services HoldCo, Inc.		1st Lien Revolving Loan	12.25%	PRIME (Q)	5.00%		12/2028			57	57	(e)(g)
Infinity Home Services HoldCo, Inc.		1st Lien Revolving Loan					12/2028		CAD	—	—	(e)(g)
Infinity Home Services HoldCo, Inc.		1st Lien Term Loan	10.00%	SOFR (Q)	6.00%		12/2028			3,315	3,315	(e)(f)
Infinity Home Services HoldCo, Inc.		1st Lien Delay Draw Term Loan	10.00%	SOFR (Q)	6.00%		12/2028			2,196	2,196	(e)(f)(g)
Infinity Home Services HoldCo, Inc.		1st Lien Delay Draw Term Loan	9.50%	SOFR (Q)	5.50%		12/2028			1,723	1,723	(e)(g)
Inspiring Generations B.V.	Netherlands	1st Lien Term Loan	7.25%	EURIBOR (Q)	5.25%		07/2032			€489	574	(e)
Inspiring Generations B.V.	Netherlands	1st Lien Delay Draw Term Loan					07/2032			€—	—	(e)(g)
IRB Holding Corp.		1st Lien Term Loan	6.66%	SOFR (M)	2.50%		12/2027			16,640	16,641	(f)
Leviathan Intermediate Holdco, LLC		1st Lien Revolving Loan					12/2027			—	—	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Leviathan Intermediate Holdco, LLC		1st Lien Term Loan	10.00%	SOFR (Q)	6.00%		12/2027		1,356	1,356	(e)(f)
LGDN Bidco Limited	United Kingdom	1st Lien Term Loan	13.47%	SONIA (Q)	9.50%		12/2028		£2,195	2,953	(e)(f)
LGDN Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan					12/2028		£34	45	(e)(f)(g)
LGDN Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan					12/2028		£—	—	(e)(g)(h)
LHS Borrower, LLC		1st Lien Revolving Loan					09/2031		—	—	(e)(g)
LHS Borrower, LLC		1st Lien Term Loan	9.41%	SOFR (M)	5.25%		09/2031		1,118	1,107	(e)(f)
Mister Car Wash Holdings, Inc.		1st Lien Term Loan	6.66%	SOFR (M)	2.50%		03/2031		7,457	7,464	(f)
Mustang Prospects Purchaser, LLC		1st Lien Revolving Loan					06/2031		—	—	(e)(g)
Mustang Prospects Purchaser, LLC		1st Lien Term Loan	9.03%	SOFR (Q)	5.00%		06/2031		1,505	1,505	(e)(f)
Mustang Prospects Purchaser, LLC		1st Lien Delay Draw Term Loan	9.03%	SOFR (Q)	5.00%		06/2031		716	716	(e)(g)
Mustang Prospects Purchaser, LLC		1st Lien Delay Draw Term Loan	9.17%	SOFR (Q)	5.00%		06/2031		71	71	(e)(g)
North Haven Fairway Buyer, LLC		1st Lien Revolving Loan	9.06%	SOFR (Q)	5.00%		05/2028		10	10	(e)(g)
North Haven Fairway Buyer, LLC		1st Lien Term Loan	9.13%	SOFR (Q)	5.00%		05/2028		44	44	(e)(f)
North Haven Fairway Buyer, LLC		1st Lien Term Loan	9.32%	SOFR (Q)	5.00%		05/2028		642	642	(e)(f)
North Haven Fairway Buyer, LLC		1st Lien Delay Draw Term Loan	9.13%	SOFR (Q)	5.00%		05/2028		195	195	(e)(f)
North Haven Fairway Buyer, LLC		1st Lien Delay Draw Term Loan	9.18%	SOFR (Q)	5.00%		05/2028		1,119	1,119	(e)(g)
Northwinds Holding, Inc.		1st Lien Revolving Loan					05/2029		—	—	(e)(g)
Northwinds Holding, Inc.		1st Lien Term Loan	9.71%	SOFR (Q)	5.25%		05/2029		4,199	4,199	(e)(f)
Northwinds Holding, Inc.		1st Lien Delay Draw Term Loan	9.71%	SOFR (Q)	5.25%		05/2029		2,838	2,837	(e)(f)
Northwinds Holding, Inc.		1st Lien Delay Draw Term Loan	9.62%	SOFR (Q)	5.25%		05/2029		1,867	1,868	(e)
Northwinds Holding, Inc.		1st Lien Delay Draw Term Loan	9.58%	SOFR (Q)	5.25%		05/2029		38	38	(e)(g)
PestCo, LLC		1st Lien Revolving Loan					08/2030		—	—	(e)(g)
PestCo, LLC		1st Lien Term Loan	8.91%	SOFR (M)	4.75%		08/2030		191	190	(e)(f)
PestCo, LLC		1st Lien Delay Draw Term Loan					08/2030		—	—	(e)(g)
Pinnacle MEP Intermediate Holdco LLC		1st Lien Revolving Loan	9.46%	SOFR (Q)	5.25%		10/2030		380	361	(e)(g)
Pinnacle MEP Intermediate Holdco LLC		1st Lien Term Loan	9.52%	SOFR (Q)	5.25%		10/2030		1,381	1,312	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Pinnacle MEP Intermediate Holdco LLC		1st Lien Delay Draw Term Loan	9.52%	SOFR (Q)	5.25%		10/2030		486	461	(e)(g)
Premiere Buyer, LLC		1st Lien Revolving Loan					05/2030		—	—	(e)(g)
Premiere Buyer, LLC		1st Lien Term Loan	8.80%	SOFR (Q)	4.50%		05/2031		3,534	3,535	(e)(f)
Premiere Buyer, LLC		1st Lien Delay Draw Term Loan	8.83%	SOFR (Q)	4.50%		05/2031		660	660	(e)(g)
Quick Quack Car Wash Holdings, LLC		1st Lien Revolving Loan					06/2031		—	—	(e)(g)
Quick Quack Car Wash Holdings, LLC		1st Lien Term Loan	8.91%	SOFR (M)	4.75%		06/2031		2,216	2,216	(e)(f)
Quick Quack Car Wash Holdings, LLC		1st Lien Delay Draw Term Loan	8.91%	SOFR (M)	4.75%		06/2031		245	246	(e)(g)
Radiant Intermediate Holding, LLC		1st Lien Term Loan	10.30%	SOFR (Q)	6.00%		11/2026		504	459	(e)
Redwood Services, LP		1st Lien Revolving Loan					06/2032		—	—	(e)(g)
Redwood Services, LP		1st Lien Term Loan	8.75%	SOFR (Q)	4.75%		06/2032		2,341	2,318	(e)(f)
Redwood Services, LP		1st Lien Delay Draw Term Loan					06/2032		—	—	(e)(g)
Rust Investment Sarl	Luxembourg	1st Lien Term Loan					11/2034		€5,607	4,872	(e)(i)
Safe Home Security, Inc.		1st Lien Term Loan	11.69%	SOFR (M)	7.25%		05/2025		644	644	(e)(f)
Safe Home Security, Inc.		1st Lien Delay Draw Term Loan	11.69%	SOFR (M)	7.25%		05/2025		51	51	(e)(f)
Service Logic Acquisition, Inc.		1st Lien Revolving Loan					10/2025		—	—	(e)(g)
Service Logic Acquisition, Inc.		1st Lien Term Loan	7.31%	SOFR (Q)	3.00%		10/2027		19,785	19,797
Vertex Service Partners, LLC		1st Lien Revolving Loan	10.00%	SOFR (Q)	6.00%		11/2030		168	162	(e)(g)
Vertex Service Partners, LLC		1st Lien Term Loan	10.00%	SOFR (Q)	6.00%		11/2030		1,029	987	(e)(f)
Vertex Service Partners, LLC		1st Lien Delay Draw Term Loan	10.00%	SOFR (Q)	6.00%		11/2030		1,962	1,883	(e)(f)
Vertex Service Partners, LLC		1st Lien Delay Draw Term Loan	9.25%	SOFR (Q)	5.25%		11/2030		1,178	1,107	(e)(g)
Vista Higher Learning, LLC		1st Lien Revolving Loan	7.52%	SOFR (Q)	3.50%		09/2031		—	—	(e)(g)
Vista Higher Learning, LLC		1st Lien Term Loan	7.52%	SOFR (S)	3.50%		09/2031		1	1	(e)
Vista Higher Learning, LLC		1st Lien Term Loan	8.77%	SOFR (S)	4.75%		09/2031		603	597	(e)(f)
Witherslack Bidco Limited	United Kingdom	1st Lien Term Loan	10.76%	SONIA (Q)	6.67%		08/2028		£5,702	7,668	(e)(f)
Witherslack Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.79%	SONIA (Q)	6.67%		08/2028		£412	554	(e)
Witherslack Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.62%	SONIA (Q)	6.40%		08/2028		£6,164	8,290	(e)
Witherslack Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.49%	SONIA (Q)	6.40%		08/2028		£704	947	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
YE Brands Holdings, LLC		1st Lien Revolving Loan	8.75%	SOFR (Q)	4.75%		10/2027			71	71	(e)(g)
YE Brands Holdings, LLC		1st Lien Term Loan	8.75%	SOFR (Q)	4.75%		10/2027			2,162	2,162	(e)(f)
YE Brands Holdings, LLC		1st Lien Delay Draw Term Loan	8.75%	SOFR (Q)	4.75%		10/2027			318	318	(e)(g)
											338,394		6.62%
Energy
Enviva Inc.		1st Lien Term Loan	12.63% PIK	SOFR (Q)	8.50%		12/2029			39,226	40,010
GNZ Energy Bidco Limited	New Zealand	1st Lien Delay Draw Term Loan	9.24%	BKBM (Q)	6.00%		07/2027		NZD	19,293	11,185	(e)(f)(g)
HighPeak Energy, Inc.		1st Lien Term Loan	11.65%	SOFR (Q)	7.50%		09/2028			14,903	14,903	(e)
Phoenix Operating LLC		1st Lien Term Loan	11.10%	SOFR (Q)	7.00%		12/2027			456	426	(e)
Prairie ECI Acquiror LP		1st Lien Term Loan	7.91%	SOFR (M)	3.75%		08/2029			7,197	7,230	(f)
PX HoldCo3 Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.59%	SONIA (Q)	6.50%		04/2027			£3,168	4,261	(e)(f)
TransMontaigne Operating Company L.P.		1st Lien Term Loan	6.66%	SOFR (M)	2.50%		11/2028			6,910	6,913	(f)
											84,928		1.66%
Financial Services
Aduro Advisors, LLC		1st Lien Revolving Loan					07/2030			—	—	(e)(g)
Aduro Advisors, LLC		1st Lien Term Loan	8.75%	SOFR (Q)	4.75%		07/2030			2,491	2,491	(e)(f)
Aduro Advisors, LLC		1st Lien Delay Draw Term Loan					07/2030			—	—	(e)(g)
Alpha Luxco 2 Sarl	Luxembourg	1st Lien Delay Draw Term Loan	9.34% (5.31% PIK)	EURIBOR (Q)	7.31%		01/2027			€1,058	1,242	(e)(f)
Antenore Bidco SpA	Italy	1st Lien Delay Draw Term Loan					11/2031			€—	—	(e)(g)
AQ Sage Buyer, LLC		1st Lien Revolving Loan	10.14%	SOFR (Q)	6.00%		01/2028			5	5	(e)(g)
AQ Sage Buyer, LLC		1st Lien Delay Draw Term Loan	10.12%	SOFR (Q)	6.00%		01/2028			251	248	(e)
Arete Bidco Limited	Jersey	1st Lien Term Loan	10.66%	SONIA (Q)	6.69%		05/2031			£2,590	3,484	(e)
Arete Bidco Limited	Jersey	1st Lien Delay Draw Term Loan	10.67%	SONIA (Q)	6.69%		05/2031			£1,666	2,240	(e)(g)
Arete Bidco Limited	Jersey	1st Lien Delay Draw Term Loan					05/2031			£—	—	(e)(g)(h)
BCC Blueprint Holdings I, LLC		1st Lien Term Loan	10.92%	SOFR (Q)	6.75%		09/2027			7,377	7,377	(e)
Beacon Pointe Harmony, LLC		1st Lien Revolving Loan					12/2027			—	—	(e)(g)
Beacon Pointe Harmony, LLC		1st Lien Term Loan	8.91%	SOFR (M)	4.75%		12/2028			5,924	5,924	(e)(f)
Beacon Pointe Harmony, LLC		1st Lien Delay Draw Term Loan	8.91%	SOFR (M)	4.75%		12/2028			5,955	5,955	(e)(f)(g)
BlauwTrust Holding B.V.	Netherlands	1st Lien Term Loan	9.37%	EURIBOR (Q)	7.25%		01/2029			€5,045	5,923	(e)(f)
Brokers Alliance S.L.	Spain	1st Lien Term Loan	8.18%	EURIBOR (Q)	6.18%		04/2029			€2,736	3,211	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Brokers Alliance S.L.	Spain	1st Lien Delay Draw Term Loan	8.18%	EURIBOR (Q)	6.18%		04/2029		€4,730	5,554	(e)
Cezanne Bidco	France	1st Lien Term Loan	8.50%	EURIBOR (Q)	6.50%		10/2031		€5,762	6,764	(e)
Cezanne Bidco	France	1st Lien Delay Draw Term Loan	8.50%	EURIBOR (Q)	6.50%		10/2031		€1,416	1,663	(e)(g)
Clearstead Advisors, LLC		1st Lien Revolving Loan	8.67%	SOFR (M)	4.50%		02/2028		18	18	(e)(g)
Clearstead Advisors, LLC		1st Lien Term Loan	8.79%	SOFR (Q)	4.50%		02/2028		433	431	(e)(f)
Convera International Financial S.a r.l.	Luxembourg	1st Lien Term Loan	10.15%	SOFR (Q)	6.00%		03/2028		20,572	20,572	(e)(f)
Convera International Holdings Limited	Jersey	1st Lien Revolving Loan					03/2027		—	—	(e)(g)
Convera International Holdings Limited	Jersey	1st Lien Term Loan	10.15%	SOFR (Q)	6.00%		03/2028		7,135	7,135	(e)(f)
De Hypothekers Associatie Holding B.V.	Netherlands	1st Lien Term Loan	8.62%	EURIBOR (S)	6.50%		01/2029		€1,526	1,792	(e)(f)
Edelman Financial Engines Center, LLC, The		1st Lien Term Loan	7.16%	SOFR (M)	3.00%		04/2028		15,317	15,322	(f)
Edelman Financial Engines Center, LLC, The		2nd Lien Term Loan	9.41%	SOFR (M)	5.25%		10/2028		18,500	18,506
Endeavor Bidco LLC		1st Lien Term Loan	8.25%	SOFR (Q)	4.25%		08/2029		1,314	1,307	(e)(f)
GC Waves Holdings, Inc.		1st Lien Revolving Loan					10/2030		—	—	(e)(g)
GC Waves Holdings, Inc.		1st Lien Term Loan	9.01%	SOFR (M)	4.75%		10/2030		1,864	1,864	(e)(f)
GC Waves Holdings, Inc.		1st Lien Delay Draw Term Loan	9.01%	SOFR (M)	4.75%		10/2030		6,984	6,983	(e)(g)
GreatBear Bidco Limited	Jersey	1st Lien Term Loan	9.22%	SONIA (Q)	5.00%		01/2031		£300	403	(e)
GreatBear Bidco Limited	Jersey	1st Lien Delay Draw Term Loan	8.97%	SONIA (S)	5.00%		01/2031		£55	74	(e)(g)
Grit Buyer, Inc.		1st Lien Revolving Loan	8.82%	SOFR (Q)	4.50%		07/2031		3	2	(e)(g)
Grit Buyer, Inc.		1st Lien Term Loan	8.81%	SOFR (Q)	4.50%		07/2032		770	759	(e)(f)
Grit Buyer, Inc.		1st Lien Delay Draw Term Loan	8.81%	SOFR (Q)	4.50%		07/2032		27	27	(e)(g)
GTCR Everest Borrower, LLC		1st Lien Revolving Loan					09/2029		—	—	(e)(g)
GTCR F Buyer Corp.		1st Lien Revolving Loan					09/2029		—	—	(e)(g)
GTCR F Buyer Corp.		1st Lien Term Loan	9.00%	SOFR (Q)	5.00%		09/2030		883	883	(e)(f)
GTCR F Buyer Corp.		1st Lien Delay Draw Term Loan	9.00%	SOFR (Q)	5.00%		09/2030		406	406	(e)(g)
HighTower Holding, LLC		1st Lien Term Loan	7.07%	SOFR (Q)	2.75%		02/2032		6,661	6,649	(f)
IVC Acquisition Ltd	Canada	1st Lien Term Loan	6.03%	EURIBOR (Q)	4.00%		12/2028		€6,022	7,095
Jewel Bidco Limited	United Kingdom	1st Lien Term Loan					07/2028		£6,864	7,964	(e)(f)(i)
Jewel Bidco Limited	United Kingdom	1st Lien Term Loan	15.00%				07/2028		£68	92	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Jewel Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan					07/2028		£4,012	4,655	(e)(i)
Medlar Bidco Limited	Jersey	1st Lien Term Loan	9.13%	SONIA (S)	5.00%		05/2032		£3,785	5,014	(e)(f)
Medlar Bidco Limited	Jersey	1st Lien Term Loan	6.97%	EURIBOR (Q)	5.00%		05/2032		€5,395	6,238	(e)(f)
Medlar Bidco Limited	Jersey	1st Lien Delay Draw Term Loan					05/2032		£—	—	(e)(g)
Mercury Borrower, Inc.		1st Lien Term Loan	7.16%	SOFR (M)	3.00%		08/2028		2,984	2,980
Merit Financial Group, LLC		1st Lien Revolving Loan					08/2032		—	—	(e)(g)
Merit Financial Group, LLC		1st Lien Term Loan	9.00%	SOFR (Q)	5.00%		08/2032		693	686	(e)(f)
Merit Financial Group, LLC		1st Lien Delay Draw Term Loan					08/2032		—	—	(e)(g)
Monica Holdco (US), Inc.		1st Lien Revolving Loan					07/2030		—	—	(e)(g)
Monica Holdco (US), Inc.		1st Lien Term Loan	9.90%	SOFR (Q)	5.75%		07/2030		7,891	7,891	(e)(f)
Monica Holdco (US), Inc.		1st Lien Term Loan	9.25%	SOFR (Q)	5.25%		07/2030		2,839	2,838	(e)(f)
Monica Holdco (US), Inc.		1st Lien Term Loan	9.40%	SOFR (Q)	5.25%		07/2030		4,431	4,431	(e)(f)
Monica Holdco (US), Inc.		1st Lien Delay Draw Term Loan					07/2030		—	—	(e)(g)
Nexus Buyer LLC		2nd Lien Term Loan	9.91%	SOFR (M)	5.75%		02/2032		2,288	2,283
Olifan Group Partners	France	1st Lien Term Loan	8.29%	EURIBOR (S)	6.25%		03/2032		€1,089	1,279	(e)
Olifan Group Partners	France	1st Lien Delay Draw Term Loan	6.25%				03/2032		€146	172	(e)(g)
Pathstone Family Office LLC		1st Lien Revolving Loan					05/2028		—	—	(e)(g)
Pathstone Family Office LLC		1st Lien Term Loan	9.26%	SOFR (M)	5.00%		05/2029		7,599	7,599	(e)(f)
Pathstone Family Office LLC		1st Lien Delay Draw Term Loan	9.26%	SOFR (M)	5.00%		05/2029		255	255	(e)(f)(g)
PCIA SPV-3, LLC		1st Lien Revolving Loan					08/2029		—	—	(e)(g)
PCIA SPV-3, LLC		1st Lien Term Loan	9.25%	SOFR (Q)	5.25%		08/2029		1,490	1,490	(e)(f)
PCIA SPV-3, LLC		1st Lien Delay Draw Term Loan	9.25%	SOFR (Q)	5.25%		08/2029		650	649	(e)(g)
PCS Midco, Inc.		1st Lien Revolving Loan					03/2030		—	—	(e)(g)
PCS Midco, Inc.		1st Lien Term Loan	9.75%	SOFR (Q)	5.75%		03/2030		1,013	1,012	(e)(f)
PCS Midco, Inc.		1st Lien Delay Draw Term Loan	9.75%	SOFR (Q)	5.75%		03/2030		180	180	(e)(g)
Pegasus (Bidco) Limited	Jersey	1st Lien Term Loan	11.06%	SONIA (S)	6.75%		04/2029		£4,125	5,548	(e)(f)
Pegasus (Bidco) Limited	Jersey	1st Lien Delay Draw Term Loan	11.06%	SONIA (S)	6.75%		04/2029		£822	1,105	(e)
Perigon Wealth Management, LLC		1st Lien Revolving Loan					03/2031		—	—	(e)(g)
Perigon Wealth Management, LLC		1st Lien Term Loan	8.91%	SOFR (M)	4.75%		03/2031		2,001	2,001	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Perigon Wealth Management, LLC		1st Lien Delay Draw Term Loan	8.91%	SOFR (M)	4.75%		03/2031			1,747	1,747	(e)(g)
Plutus Bidco Limited	Jersey	1st Lien Term Loan	10.01%	SONIA (S)	6.00%		09/2028			£5,250	7,061	(e)
Plutus Bidco Limited	Jersey	1st Lien Delay Draw Term Loan	10.01%	SONIA (S)	6.00%		09/2028			£1,750	2,353	(e)
ProFund S.a r.l.	Poland	1st Lien Term Loan	8.04%	EURIBOR (S)	6.00%		12/2027			€2,164	2,541	(e)(f)
ProFund S.a r.l.	Poland	1st Lien Delay Draw Term Loan	8.04%	EURIBOR (S)	6.00%		12/2027			€90	106	(e)
ProFund S.a r.l.	Poland	1st Lien Delay Draw Term Loan	10.95%	WIBOR (S)	6.00%		12/2027		PLN	15,023	4,133	(e)
Project Optimus Bidco Limited	Jersey	1st Lien Term Loan	9.47%	SONIA (Q)	5.50%		05/2031			£309	415	(e)
Project Optimus Bidco Limited	Jersey	1st Lien Delay Draw Term Loan					05/2031			£—	—	(e)(g)
RFS Opco LLC		1st Lien Term Loan	8.75%	SOFR (Q)	4.75%		04/2031			6,169	6,168	(e)(f)
RFS Opco LLC		1st Lien Delay Draw Term Loan	8.75%	SOFR (Q)	4.75%		04/2031			1,297	1,297	(e)(g)
RWA Wealth Partners, LLC		1st Lien Revolving Loan	8.75%	SOFR (Q)	4.75%		11/2030			32	32	(e)(g)
RWA Wealth Partners, LLC		1st Lien Term Loan	8.95%	SOFR (Q)	4.75%		11/2030			3,113	3,113	(e)(f)
RWA Wealth Partners, LLC		1st Lien Delay Draw Term Loan	8.95%	SOFR (Q)	4.75%		11/2030			302	302	(e)(g)
Skyliner S.a r.l.	Luxembourg	1st Lien Delay Draw Term Loan					06/2031			€—	—	(e)(g)(h)
Stepstone Group MidCo 2 GmbH, The		1st Lien Term Loan	6.67%	EURIBOR (S)	4.50%		04/2032			€6,000	6,915
Steward Partners Global Advisory, LLC		1st Lien Revolving Loan	8.91%	SOFR (S)	4.75%		10/2028			7	7	(e)(g)
Steward Partners Global Advisory, LLC		1st Lien Term Loan	8.92%	SOFR (M)	4.75%		10/2028			382	382	(e)(f)
Steward Partners Global Advisory, LLC		1st Lien Delay Draw Term Loan	8.92%	SOFR (M)	4.75%		10/2028			623	622	(e)(g)
The Mather Group, LLC		1st Lien Revolving Loan	11.75%	PRIME (Q)	4.50%		03/2028			205	205	(e)(g)
The Mather Group, LLC		1st Lien Term Loan	9.65%	SOFR (Q)	5.50%		03/2028			4,838	4,838	(e)(f)
The Mather Group, LLC		1st Lien Term Loan	10.19%	SOFR (Q)	5.75%		03/2028			799	799	(e)(f)
The Mather Group, LLC		1st Lien Delay Draw Term Loan	9.65%	SOFR (Q)	5.50%		03/2028			1,946	1,946	(e)(f)
The Ultimus Group Midco, LLC		1st Lien Revolving Loan					07/2032			—	—	(e)(g)
The Ultimus Group Midco, LLC		1st Lien Term Loan	8.75%	SOFR (Q)	4.75%		07/2032			1,947	1,927	(e)(f)
The Ultimus Group Midco, LLC		1st Lien Delay Draw Term Loan					07/2032			—	—	(e)(g)
TK Elevator Midco GmbH	Germany	1st Lien Term Loan	5.33%	EURIBOR (S)	3.25%		04/2030			€7,125	8,390
Toscafund Limited	United Kingdom	1st Lien Delay Draw Term Loan	12.31%	SONIA (S)	8.00%		04/2026			£700	942	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
TPG IX Cardiff Debt HoldCo I, LLC		1st Lien Term Loan	10.30%	SOFR (Q)	6.00%		01/2033			4,579	4,579	(e)
Trustly AB	Sweden	1st Lien Term Loan	9.27%	STIBOR (Q)	7.25%		06/2026		SEK	5,500	584	(e)
Trustly AB	Sweden	1st Lien Delay Draw Term Loan	9.41%	STIBOR (Q)	7.25%		09/2025		SEK	2,700	287	(e)
Waverly Advisors, LLC		1st Lien Revolving Loan	9.90%	SOFR (Q)	5.75%		03/2028			189	189	(e)(g)
Waverly Advisors, LLC		1st Lien Term Loan	9.90%	SOFR (Q)	5.75%		03/2028			1,995	1,995	(e)(f)
Waverly Advisors, LLC		1st Lien Delay Draw Term Loan	9.90%	SOFR (Q)	5.75%		03/2028			1,459	1,459	(e)(f)
Waverly Advisors, LLC		1st Lien Delay Draw Term Loan	9.65%	SOFR (Q)	5.50%		03/2028			3,194	3,194	(e)(f)
Waverly Advisors, LLC		1st Lien Delay Draw Term Loan	9.21%	SOFR (Q)	5.00%		03/2028			2,780	2,780	(e)(g)
Wealth Enhancement Group, LLC		1st Lien Revolving Loan					10/2028			—	—	(e)(g)
Wealth Enhancement Group, LLC		1st Lien Term Loan	8.79%	SOFR (Q)	4.50%		10/2028			3,503	3,503	(e)(f)
Wealth Enhancement Group, LLC		1st Lien Delay Draw Term Loan	8.79%	SOFR (Q)	4.50%		10/2028			685	685	(e)
Wealth Enhancement Group, LLC		1st Lien Delay Draw Term Loan	8.78%	SOFR (Q)	4.50%		10/2028			925	926	(e)(g)
Wealth Enhancement Group, LLC		1st Lien Delay Draw Term Loan	8.79%	SOFR (Q)	4.50%		10/2028			4,808	4,808	(e)(f)
Wealth Enhancement Group, LLC		1st Lien Delay Draw Term Loan	8.79%	SOFR (M)	4.50%		10/2028			10,472	10,472	(e)(f)(g)
Wellington-Altus Financial Inc.	Canada	1st Lien Revolving Loan					08/2030		CAD	—	—	(e)(g)
Wellington-Altus Financial Inc.	Canada	1st Lien Term Loan	7.99%	CORRA (Q)	5.00%		08/2030		CAD	1,134	815	(e)(f)
Wellington-Altus Financial Inc.	Canada	1st Lien Delay Draw Term Loan					08/2030		CAD	—	—	(e)(g)
Wharf Street Ratings Acquisition LLC		1st Lien Revolving Loan					09/2032			—	—	(e)(g)
Wharf Street Ratings Acquisition LLC		1st Lien Term Loan	8.91%	SOFR (M)	4.75%		09/2032			762	754	(e)(f)
Wharf Street Ratings Acquisition LLC		1st Lien Delay Draw Term Loan					09/2032			—	—	(e)(g)
WSBidCo Limited	Jersey	1st Lien Term Loan	10.59%	SONIA (Q)	6.50%		06/2028			£2,679	3,602	(e)(f)
WSBidCo Limited	Jersey	1st Lien Delay Draw Term Loan	10.63%	SONIA (Q)	6.50%		06/2028			£2,679	3,602	(e)
WSBidCo Limited	Jersey	1st Lien Delay Draw Term Loan	10.59%	SONIA (Q)	6.50%		06/2028			£4,177	5,618	(e)(g)
Zelis Cost Management Buyer, Inc.		1st Lien Term Loan	6.91%	SOFR (M)	2.75%		09/2029			1,027	1,024	(f)
											315,788		6.18%
Food, Beverage and Tobacco
Badia Spices, LLC		1st Lien Revolving Loan					11/2030			—	—	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Badia Spices, LLC		1st Lien Term Loan	8.38%	SOFR (S)	4.25%		11/2030		8,808	8,808	(e)(f)
Berner Food & Beverage, LLC		1st Lien Revolving Loan	10.96%	SOFR (Q)	6.50%		07/2026		126	126	(e)(g)
Berner Food & Beverage, LLC		1st Lien Term Loan	10.96%	SOFR (Q)	6.50%		07/2027		2,750	2,750	(e)(f)
Chobani, LLC		1st Lien Term Loan	6.66%	SOFR (M)	2.50%		10/2027		8,907	8,927	(f)
Demakes Borrower, LLC		1st Lien Term Loan	10.00%	SOFR (Q)	6.00%		12/2029		942	942	(e)(f)
Florida Food Products, LLC		1st Lien Term Loan	9.28%	SOFR (M)	5.00%		10/2028		36	24	(e)
Florida Food Products, LLC		2nd Lien Term Loan					10/2029		7,299	4,817	(e)(i)
Gotham Greens Holdings, PBC		1st Lien Term Loan	15.00% (2.00% PIK)	SOFR (S)	11.13%		12/2026		6,473	6,279	(e)
Gotham Greens Holdings, PBC		1st Lien Delay Draw Term Loan	15.37% (2.00% PIK)	SOFR (S)	11.13%		12/2026		8,297	8,048	(e)
HBH Buyer, LLC		1st Lien Revolving Loan	7.49%	SOFR (Q)	3.50%		09/2031		507	501	(e)(g)
HBH Buyer, LLC		1st Lien Term Loan	9.24%	SOFR (S)	5.25%		09/2031		996	983	(e)(f)
HBH Buyer, LLC		1st Lien Delay Draw Term Loan					09/2031		—	—	(e)(g)
KNPC Holdco, LLC		1st Lien Term Loan	10.05%	SOFR (S)	5.75%		10/2029		9,321	9,321	(e)(f)
KNPC Holdco, LLC		1st Lien Term Loan	11.30%	SOFR (S)	7.00%		10/2029		482	482	(e)(f)
KNPC Holdco, LLC		1st Lien Term Loan	10.55%	SOFR (S)	6.25%		10/2029		469	469	(e)(f)
Quirch Foods Holdings, LLC		1st Lien Term Loan	9.05%	SOFR (M)	4.75%		10/2027		4,861	4,759
RB Holdings Interco, LLC		1st Lien Revolving Loan	9.42%	SOFR (Q)	5.00%		05/2028		209	205	(e)(g)
RB Holdings Interco, LLC		1st Lien Term Loan	9.40%	SOFR (Q)	5.00%		05/2028		3,656	3,583	(e)(f)
Spindrift Beverage Co., Inc.		1st Lien Revolving Loan					02/2032		—	—	(e)(g)
Spindrift Beverage Co., Inc.		1st Lien Term Loan	9.29%	SOFR (Q)	5.00%		02/2032		1,737	1,737	(e)(f)
Spindrift Beverage Co., Inc.		1st Lien Delay Draw Term Loan					02/2032		—	—	(e)(g)
Sugar PPC Buyer LLC		1st Lien Term Loan	9.57%	SOFR (Q)	5.25%		10/2031		2,116	2,116	(e)(f)
Sugar PPC Buyer LLC		1st Lien Delay Draw Term Loan	9.57%	SOFR (Q)	5.25%		10/2031		939	939	(e)(f)(g)
Supplying Demand, Inc.		1st Lien Revolving Loan	8.17%	SOFR (S)	4.00%		11/2027		1,267	1,267	(e)(g)
Watermill Express, LLC		1st Lien Revolving Loan	8.82%	SOFR (Q)	4.75%		04/2031		103	103	(e)(g)
Watermill Express, LLC		1st Lien Term Loan	8.75%	SOFR (Q)	4.75%		04/2031		2,779	2,779	(e)(f)
Watermill Express, LLC		1st Lien Term Loan	8.76%	SOFR (Q)	4.75%		04/2031		567	567	(e)(f)
Watermill Express, LLC		1st Lien Delay Draw Term Loan	8.75%	SOFR (Q)	4.75%		04/2031		213	213	(e)(f)
Watermill Express, LLC		1st Lien Delay Draw Term Loan	8.76%	SOFR (Q)	4.75%		04/2031		208	208	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Watermill Express, LLC		1st Lien Delay Draw Term Loan	9.03%	SOFR (Q)	4.75%		04/2031			469	469	(e)(g)
Wilbur-Ellis Holdings II LLC		1st Lien Revolving Loan	8.58%	SOFR (Q)	4.25%		06/2030			434	428	(e)(g)
											71,850		1.41%
Health Care Equipment and Services
Aerin Medical Inc.		1st Lien Term Loan	11.25% (3.88% PIK)	SOFR (Q)	7.25%		12/2030			2,333	2,334	(e)
Aerin Medical Inc.		1st Lien Delay Draw Term Loan	11.25% (3.88% PIK)	SOFR (M)	7.25%		12/2030			379	379	(e)(g)
Agiliti Health, Inc.		1st Lien Term Loan	7.24%	SOFR (S)	3.00%		05/2030			9,644	9,222
Artivion, Inc.		1st Lien Revolving Loan	7.79%	SOFR (Q)	3.50%		01/2031			168	167	(e)(g)
Artivion, Inc.		1st Lien Term Loan	9.04%	SOFR (Q)	4.75%		01/2031			2,278	2,278	(e)(f)
Artivion, Inc.		1st Lien Delay Draw Term Loan					01/2031			—	—	(e)(g)
athenahealth Group Inc.		1st Lien Revolving Loan					02/2027			—	—	(e)(g)
athenahealth Group Inc.		1st Lien Term Loan	6.91%	SOFR (M)	2.75%		02/2029			14,298	14,263
Avalign Technologies, Inc.		1st Lien Revolving Loan	10.66%	SOFR (M)	6.50%		12/2028			75	66	(e)(g)
Avalign Technologies, Inc.		1st Lien Term Loan	11.45% (3.62% PIK)	SOFR (Q)	7.25%		12/2028			1,716	1,510	(e)(f)
AX VI INV3 Holding AB	Sweden	1st Lien Term Loan	8.35% (1.67% PIK)	STIBOR (Q)	6.25%		08/2031		SEK	34,027	3,614	(e)
AX VI INV3 Holding AB	Sweden	1st Lien Delay Draw Term Loan	8.38% (1.67% PIK)	EURIBOR (S)	6.25%		08/2031		SEK	22,244	2,363	(e)(g)
AX VI INV3 Holding AB	Sweden	1st Lien Delay Draw Term Loan					08/2031			€—	—	(e)(g)(h)
Bausch + Lomb Corporation	Canada	1st Lien Term Loan	8.41%	SOFR (M)	4.25%		01/2031			11,386	11,377	(f)
Bayou Intermediate II, LLC		1st Lien Revolving Loan					09/2032			—	—	(e)(g)
Bayou Intermediate II, LLC		1st Lien Term Loan	8.75%	SOFR (Q)	4.75%		09/2032			994	984	(e)(f)
Bayou Intermediate II, LLC		1st Lien Delay Draw Term Loan					09/2032			—	—	(e)(g)
Bracket Intermediate Holding Corp.		1st Lien Term Loan	8.41%	SOFR (M)	4.25%		05/2028			14,153	14,218	(f)
BrightStar Group Holdings, Inc.		1st Lien Revolving Loan	9.00%	SOFR (Q)	5.00%		03/2032			25	25	(e)(g)
BrightStar Group Holdings, Inc.		1st Lien Term Loan	9.05%	SOFR (Q)	5.00%		03/2032			3,827	3,827	(e)(f)
BVI Medical, Inc.		1st Lien Revolving Loan					03/2032			—	—	(e)(g)
BVI Medical, Inc.		1st Lien Term Loan	10.41% (5.00% PIK)	SOFR (M)	6.25%		03/2032			19,889	19,491	(e)
BVI Medical, Inc.		1st Lien Delay Draw Term Loan					03/2032			—	—	(e)(g)
CHPPR Midco Inc.		1st Lien Term Loan	12.75%	SOFR (Q)	8.75%		12/2029			4,010	4,040
CNT Holdings I Corp		1st Lien Term Loan	6.56%	SOFR (Q)	2.25%		11/2032			6,536	6,530	(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Color Intermediate, LLC		1st Lien Term Loan	8.85%	SOFR (Q)	4.75%		10/2029		1,818	1,818	(e)(f)
Colosseum Dental Finance BV	Netherlands	1st Lien Term Loan	5.48%	EURIBOR (S)	3.50%		03/2032		€5,995	7,047
Convey Health Solutions, Inc.		1st Lien Term Loan	9.35% (3.94% PIK)	SOFR (Q)	5.25%		07/2029		1,881	1,505	(e)
Cradle Lux Bidco S.a r.l	Luxembourg	1st Lien Term Loan	7.60%	EURIBOR (S)	5.50%		11/2031		€1,959	2,299	(e)(f)
Cradle Lux Bidco S.a r.l	Luxembourg	1st Lien Term Loan	9.77%	SOFR (S)	5.50%		11/2031		721	721	(e)(f)
Cradle Lux Bidco S.a r.l	Luxembourg	1st Lien Delay Draw Term Loan	7.60%	EURIBOR (S)	5.50%		11/2031		728	728	(e)(g)
Crown CT Parent Inc.		1st Lien Revolving Loan	9.65%	SOFR (Q)	5.50%		03/2028		452	452	(e)(g)
Crown CT Parent Inc.		1st Lien Term Loan	9.65%	SOFR (Q)	5.50%		03/2029		8,027	8,027	(e)(f)
CVP Holdco, Inc.		1st Lien Revolving Loan					06/2030		—	—	(e)(g)
CVP Holdco, Inc.		1st Lien Term Loan	8.91%	SOFR (M)	4.75%		06/2031		19,710	19,710	(e)(f)
CVP Holdco, Inc.		1st Lien Delay Draw Term Loan	8.91%	SOFR (M)	4.75%		06/2031		1,130	1,130	(e)(g)
Electron Bidco Inc.		1st Lien Term Loan	6.91%	SOFR (M)	2.75%		11/2028		13,830	13,853	(f)
Empower Payments Investor, LLC		1st Lien Revolving Loan					03/2030		—	—	(e)(g)
Empower Payments Investor, LLC		1st Lien Term Loan	8.75%	SOFR (Q)	4.75%		03/2031		470	470	(e)(f)
Empower Payments Investor, LLC		1st Lien Term Loan	8.74%	SOFR (Q)	4.75%		03/2031		117	117	(e)(f)
Empower Payments Investor, LLC		1st Lien Delay Draw Term Loan	8.75%	SOFR (Q)	4.75%		03/2031		67	67	(e)(g)
Envisage Dental UK Limited	United Kingdom	1st Lien Term Loan	11.18% (2.19% PIK)	SONIA (Q)	7.19%		04/2031		£2,563	3,447	(e)
Envisage Dental UK Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.18% (2.19% PIK)	SONIA (Q)	7.19%		04/2031		£1,838	2,471	(e)
Envisage Dental UK Limited	United Kingdom	1st Lien Delay Draw Term Loan					04/2031		£—	—	(e)(g)(h)
Evolent Health LLC		1st Lien Revolving Loan	8.45%	SOFR (Q)	4.00%		12/2029		2	2	(e)(g)
Evolent Health LLC		1st Lien Delay Draw Term Loan	9.96%	SOFR (Q)	5.50%		12/2029		8,373	8,373	(e)(g)
Evolent Health LLC		2nd Lien Term Loan	10.39%	SOFR (M)	6.00%		12/2029		64	64	(e)
Evolent Health LLC		2nd Lien Delay Draw Term Loan					12/2029		—	—	(e)(g)
Floss Bidco Limited	United Kingdom	1st Lien Term Loan	9.81%	SONIA (S)	5.50%		09/2026		£812	1,049	(e)(f)
Gainwell Acquisition Corp.		1st Lien Term Loan	8.10%	SOFR (Q)	4.00%		10/2027		21,926	21,548	(f)
Global Medical Response, Inc.		1st Lien Term Loan					10/2032		34,814	34,816	(h)
Hamilton Thorne Inc.		1st Lien Delay Draw Term Loan					11/2031		—	—	(e)(g)
Hanger, Inc.		1st Lien Term Loan	7.66%	SOFR (M)	3.50%		10/2031		529	530

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Hanger, Inc.		1st Lien Delay Draw Term Loan	7.66%	SOFR (M)	3.50%		10/2031		10	10	(g)
Healthco Investment Ltd	United Kingdom	1st Lien Term Loan	9.73%	SONIA (S)	5.75%		09/2032		£642	863	(e)
Healthco Investment Ltd	United Kingdom	1st Lien Term Loan	7.85%	EURIBOR (S)	5.75%		09/2032		€2,969	3,486	(e)
Healthco Investment Ltd	United Kingdom	1st Lien Delay Draw Term Loan					09/2032		£—	—	(e)(g)
Himalaya TopCo LLC		1st Lien Revolving Loan					06/2032		—	—	(e)(g)
Himalaya TopCo LLC		1st Lien Term Loan	9.41% (2.25% PIK)	SOFR (M)	5.25%		06/2032		53,848	53,309	(e)(f)
Himalaya TopCo LLC		1st Lien Delay Draw Term Loan					06/2032		—	—	(e)(g)
HuFriedy Group Acquisition LLC		1st Lien Revolving Loan					05/2030		—	—	(e)(g)
HuFriedy Group Acquisition LLC		1st Lien Term Loan	9.67%	SOFR (Q)	5.50%		05/2031		19,100	19,100	(e)(f)
HuFriedy Group Acquisition LLC		1st Lien Delay Draw Term Loan	9.67%	SOFR (Q)	5.50%		05/2031		3,695	3,695	(e)(g)
Innovative Food Supplements Ltd	United Kingdom	1st Lien Revolving Loan					03/2026		£—	—	(e)(g)(h)
Innovative Food Supplements Ltd	United Kingdom	1st Lien Term Loan	9.73%	SONIA (Y)	5.75%		09/2032		£3,618	4,865	(e)
Innovative Food Supplements Ltd	United Kingdom	1st Lien Delay Draw Term Loan					09/2032		£—	—	(e)(g)
LifeScan Global Corporation		1st Lien Term Loan					12/2026		1,383	1,320	(i)
LifeScan Global Corporation		2nd Lien Term Loan					03/2027		5,692	3,202	(e)(i)
LivTech Purchaser, Inc.		1st Lien Revolving Loan					11/2031		—	—	(e)(g)
LivTech Purchaser, Inc.		1st Lien Term Loan	9.15%	SOFR (M)	5.00%		11/2031		1,290	1,290	(e)(f)
LivTech Purchaser, Inc.		1st Lien Delay Draw Term Loan	9.15%	SOFR (Q)	5.00%		11/2031		1,185	1,185	(e)(g)
MAK-System Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.08% (4.75% PIK)	SOFR (S)	7.00%		02/2027		27,786	26,675	(e)(f)
Mamba Purchaser, Inc.		1st Lien Term Loan	6.89%	SOFR (M)	2.75%		10/2031		14,183	14,209	(f)
Medline Borrower, LP		1st Lien Term Loan	6.16%	SOFR (M)	2.00%		10/2030		12,113	12,106	(f)
Medmark Services Inc		1st Lien Term Loan	9.26%	SOFR (Q)	5.00%		06/2027		1,750	1,487	(e)(f)
Medmark Services Inc		1st Lien Delay Draw Term Loan	9.26%	SOFR (Q)	5.00%		06/2027		1,497	1,272	(e)(f)
Medmark Services Inc		2nd Lien Term Loan					06/2028		9,139	4,204	(e)(i)
Medmark Services Inc		2nd Lien Delay Draw Term Loan					06/2028		4,897	2,253	(e)(i)
Network Bidco B.V.	Netherlands	1st Lien Term Loan	7.00%	EURIBOR (Q)	5.00%		05/2031		€5,778	6,783	(e)(f)
Network Bidco B.V.	Netherlands	1st Lien Delay Draw Term Loan	7.03%	EURIBOR (Q)	5.00%		05/2031		€2,222	2,609	(e)
Network Bidco B.V.	Netherlands	1st Lien Delay Draw Term Loan					05/2031		€—	—	(e)(g)(h)
Next Holdco, LLC		1st Lien Revolving Loan					11/2029		—	—	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Next Holdco, LLC		1st Lien Term Loan	9.48%	SOFR (Q)	5.25%		11/2030			981	981	(e)(f)
Next Holdco, LLC		1st Lien Delay Draw Term Loan					11/2030			—	—	(e)(g)
NextCare, Inc.		2nd Lien Term Loan	10.90% (7.90% PIK)	SOFR (Q)	6.75%		06/2026			8,067	8,067	(e)
NMN Holdings III Corp.		1st Lien Term Loan	9.03%	SOFR (M)	4.75%		07/2031			278	278	(e)(f)
NMN Holdings III Corp.		1st Lien Term Loan	7.76%	CORRA (S)	5.00%		07/2031		CAD	715	513	(e)(f)
Nomi Health, Inc.		1st Lien Term Loan	12.54%	SOFR (Q)	8.25%		07/2028			3,989	4,102	(e)
Olympia Acquisition, Inc.		1st Lien Delay Draw Term Loan	13.65% PIK	SOFR (Q)	9.50%		02/2027			243	243	(e)(g)
Olympia Acquisition, Inc.		1st Lien Term Loan					02/2027			4,414	1,501	(e)(i)
Olympia Acquisition, Inc.		1st Lien Delay Draw Term Loan					02/2027			678	231	(e)(i)
PointClickCare Technologies Inc.	Canada	1st Lien Term Loan	6.75%	SOFR (S)	2.75%		11/2031			2,488	2,489
Premise Health Holding Corp.		1st Lien Revolving Loan					03/2030			—	—	(e)(g)
Premise Health Holding Corp.		1st Lien Term Loan	9.25%	SOFR (Q)	5.25%		03/2031			2,641	2,641	(e)(f)
Prime Dental Alliance B.V.	Netherlands	1st Lien Term Loan	9.50%	EURIBOR (Q)	7.50%		06/2027			€2,200	2,583	(e)(f)
Prime Dental Alliance B.V.	Netherlands	1st Lien Term Loan	9.75%	EURIBOR (Q)	7.75%		06/2027			€953	1,119	(e)
Prime Dental Alliance B.V.	Netherlands	1st Lien Delay Draw Term Loan	9.50%	EURIBOR (Q)	7.50%		06/2027			€1,654	1,943	(e)
Prime Dental Alliance B.V.	Netherlands	1st Lien Delay Draw Term Loan	9.75%	EURIBOR (Q)	7.75%		06/2027			€3,183	3,737	(e)(g)
Project Alliance Buyer, LLC		1st Lien Revolving Loan					08/2031			—	—	(e)(g)
Project Alliance Buyer, LLC		1st Lien Term Loan	9.20%	SOFR (Q)	5.00%		08/2031			210	207	(e)(f)
Project Ruby Ultimate Parent Corp.		1st Lien Term Loan	7.03%	SOFR (M)	2.75%		03/2028			13,247	13,250
Radnet Management, Inc.		1st Lien Term Loan	6.45%	SOFR (Q)	2.25%		04/2031			8,903	8,909	(f)
Raven Acquisition Holdings, LLC		1st Lien Revolving Loan					11/2029			—	—	(e)(g)
Raven Acquisition Holdings, LLC		1st Lien Term Loan	7.16%	SOFR (M)	3.00%		11/2031			8,966	8,960
Raven Acquisition Holdings, LLC		1st Lien Delay Draw Term Loan					11/2031			—	—	(g)
Resonetics, LLC		1st Lien Term Loan	7.06%	SOFR (Q)	2.75%		06/2031			4,931	4,924	(f)
Revival Animal Health, LLC		1st Lien Revolving Loan	10.00%	SOFR (Q)	6.00%		01/2028			184	182	(e)(g)
Revival Animal Health, LLC		1st Lien Term Loan	10.10%	SOFR (Q)	6.00%		01/2028			3,185	3,153	(e)(f)
Revival Animal Health, LLC		1st Lien Term Loan	10.00%	SOFR (Q)	6.00%		01/2028			353	350	(e)(f)
Revival Animal Health, LLC		1st Lien Delay Draw Term Loan	10.10%	SOFR (Q)	6.00%		01/2028			1,468	1,453	(e)(g)
Rubicone Bidco Limited	United Kingdom	1st Lien Term Loan	10.59%	SONIA (Q)	6.50%		12/2028			£2,942	3,957	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Rubicone Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.59%	SONIA (Q)	6.50%		12/2028			£1,698	2,284	(e)
Rubicone Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	12.36%	SONIA (Q)	8.25%		12/2028			£201	271	(e)(g)
Spruce Bidco II Inc.		1st Lien Revolving Loan					01/2032			—	—	(e)(g)
Spruce Bidco II Inc.		1st Lien Term Loan	9.13%	SOFR (Q)	5.00%		01/2032			46,109	46,109	(e)(f)
Spruce Bidco II Inc.		1st Lien Term Loan	7.68%	CORRA (Q)	5.00%		01/2032		CAD	9,341	6,712	(e)(f)
Spruce Bidco II Inc.		1st Lien Term Loan	6.00%	TONA (S)	5.25%		01/2032			¥1,001,315	6,771	(e)
Symplr Software Inc.		1st Lien Revolving Loan	8.06%	SOFR (Q)	3.75%		12/2027			1	1	(e)(g)
Symplr Software Inc.		1st Lien Term Loan	8.91%	SOFR (Q)	4.50%		12/2027			3,407	3,055	(f)
Symplr Software Inc.		1st Lien Term Loan	9.66%	SOFR (Q)	5.25%		12/2027			1,823	1,678	(e)(f)
Symplr Software Inc.		2nd Lien Term Loan	12.28%	SOFR (Q)	7.88%		12/2028			12,343	11,355	(e)(f)
Symplr Software Inc.		2nd Lien Term Loan	14.41% (4.00% PIK)	SOFR (Q)	10.00%		12/2028			5,793	5,619	(e)(f)
Tandarts Today Holding B.V.	Netherlands	1st Lien Term Loan	9.00%	EURIBOR (Q)	7.00%		02/2028			€643	755	(e)(f)
Tandarts Today Holding B.V.	Netherlands	1st Lien Delay Draw Term Loan	9.00%	EURIBOR (Q)	7.00%		02/2028			€2,908	3,414	(e)(g)
Team Health Holdings, Inc.		1st Lien Term Loan	8.80%	SOFR (S)	4.50%		06/2028			12,469	12,435
Therapy Brands Holdings LLC		2nd Lien Term Loan	11.03%	SOFR (M)	6.75%		05/2029			4,334	3,684	(e)(f)
U.S. Urology Partners, LLC		1st Lien Revolving Loan					04/2032			—	—	(e)(g)
U.S. Urology Partners, LLC		1st Lien Term Loan	8.50%	SOFR (Q)	4.50%		04/2032			1,505	1,505	(e)(f)
U.S. Urology Partners, LLC		1st Lien Delay Draw Term Loan					04/2032			—	—	(e)(g)
United Digestive MSO Parent, LLC		1st Lien Revolving Loan					03/2029			—	—	(e)(g)
United Digestive MSO Parent, LLC		1st Lien Term Loan	9.76%	SOFR (Q)	5.75%		03/2029			3,090	3,090	(e)(f)
United Digestive MSO Parent, LLC		1st Lien Delay Draw Term Loan	9.76%	SOFR (Q)	5.75%		03/2029			63	63	(e)(g)
Veonet Lense GmbH	Germany	1st Lien Term Loan	5.50%	EURIBOR (Q)	3.50%		03/2029			€4,111	4,453
VetPartners Group Limited	United Kingdom	1st Lien Term Loan	9.47%	SONIA (S)	5.50%		09/2032			£20,754	27,912	(e)
VetPartners Group Limited	United Kingdom	1st Lien Delay Draw Term Loan					09/2032			£—	—	(e)(g)(h)
Viant Medical Holdings, Inc. (f/k/a MedPlast Holdings Inc.)		1st Lien Term Loan	8.16%	SOFR (M)	4.00%		10/2031			8,559	8,561	(f)
VPP Intermediate Holdings, LLC		1st Lien Revolving Loan					12/2027			—	—	(e)(g)
VPP Intermediate Holdings, LLC		1st Lien Term Loan	10.01%	SOFR (M)	5.75%		12/2027			1,522	1,522	(e)(f)
VPP Intermediate Holdings, LLC		1st Lien Delay Draw Term Loan	10.01%	SOFR (M)	5.75%		12/2027			458	457	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
VPP Intermediate Holdings, LLC		1st Lien Delay Draw Term Loan	9.91%	SOFR (M)	5.75%		12/2027			2,892	2,892	(e)(f)
VPP Intermediate Holdings, LLC		1st Lien Delay Draw Term Loan	9.41%	SOFR (M)	5.25%		12/2027			388	388	(e)(g)
Waystar Technologies, Inc.		1st Lien Term Loan					10/2029			420	419	(f)(h)
Waystar Technologies, Inc.		1st Lien Term Loan	6.16%	SOFR (Q)	2.00%		10/2029			4,345	4,344	(f)
WSHP FC Acquisition LLC		1st Lien Revolving Loan					03/2028			—	—	(e)(g)
WSHP FC Acquisition LLC		1st Lien Term Loan	12.00% PIK				03/2030			6,379	5,295	(e)(f)
WSHP FC Acquisition LLC		1st Lien Term Loan	12.23% (6.00% PIK)	SOFR (M)	8.00%		04/2030			20,864	20,864	(e)(f)
ZocDoc, Inc.		1st Lien Term Loan	9.46%	SOFR (Q)	5.25%		07/2030			2,394	2,346	(e)(f)
ZocDoc, Inc.		1st Lien Term Loan	7.71%	SOFR (Q)	3.50%		07/2030			1	1	(e)
ZocDoc, Inc.		1st Lien Delay Draw Term Loan	9.25%	SOFR (M)	5.25%		07/2030			61	61	(e)(g)
											654,944		12.82%
Household and Personal Products
Beacon Wellness Brands, Inc.		1st Lien Revolving Loan					12/2027			—	—	(e)(g)
Beacon Wellness Brands, Inc.		1st Lien Term Loan	10.51% (0.50% PIK)	SOFR (M)	6.25%		12/2027			1,634	1,520	(e)(f)
Foundation Consumer Brands, LLC		1st Lien Revolving Loan					02/2029			—	—	(e)(g)
Foundation Consumer Brands, LLC		1st Lien Term Loan	9.47%	SOFR (Q)	5.00%		02/2029			14,248	14,248	(e)(f)
pH Beauty Holdings III, Inc.		1st Lien Term Loan	9.27%	SOFR (S)	5.00%		09/2027			3,608	3,608	(e)(f)
Premier Specialties, Inc.		1st Lien Revolving Loan	11.26%	SOFR (M)	7.00%		08/2027			281	259	(e)(g)
Premier Specialties, Inc.		1st Lien Term Loan	11.26%	SOFR (M)	7.00%		08/2027			3,098	2,850	(e)(f)
Silk Holdings III Corp.		1st Lien Revolving Loan	7.42%	SOFR (M)	3.25%		05/2029			8,586	8,586	(e)(g)
Silk Holdings III Corp.		1st Lien Term Loan	8.66%	SOFR (M)	4.50%		05/2029			5,267	5,267	(e)(f)
TCI Buyer LLC		1st Lien Revolving Loan					11/2030			—	—	(e)(g)
TCI Buyer LLC		1st Lien Term Loan	8.66%	SOFR (M)	4.50%		11/2030			12,320	12,319	(e)(f)
TCI Buyer LLC		1st Lien Delay Draw Term Loan					11/2030			—	—	(e)(g)
WU Holdco, Inc.		1st Lien Revolving Loan					04/2032			—	—	(e)(g)
WU Holdco, Inc.		1st Lien Term Loan	8.75%	SOFR (Q)	4.75%		04/2032			1,467	1,460	(e)(f)
WU Holdco, Inc.		1st Lien Delay Draw Term Loan					04/2032			—	—	(e)(g)
											50,117		0.98%
Insurance
15484880 Canada Inc.	Canada	1st Lien Revolving Loan	8.06%	CORRA (Q)	5.25%		04/2031		CAD	52	37	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
15484880 Canada Inc.	Canada	1st Lien Term Loan	8.27%	CORRA (M)	5.25%		04/2031		CAD	4,333	3,113	(e)(f)
15484880 Canada Inc.	Canada	1st Lien Delay Draw Term Loan	8.27%	CORRA (Q)	5.25%		04/2031		CAD	61	44	(e)(g)
Acrisure, LLC		1st Lien Term Loan	7.16%	SOFR (M)	3.00%		11/2030			9,654	9,627	(f)
Acrisure, LLC		1st Lien Term Loan	7.41%	SOFR (M)	3.25%		06/2032			9,516	9,497
Alfred AcquiCo B.V.	Netherlands	1st Lien Term Loan	7.65%	EURIBOR (M)	5.75%		09/2029			€1,719	2,018	(e)(f)
AQ Sunshine, Inc.		1st Lien Revolving Loan	9.25%	SOFR (Q)	5.25%		07/2030			529	529	(e)(g)
AQ Sunshine, Inc.		1st Lien Term Loan	9.25%	SOFR (Q)	5.25%		07/2031			14,640	14,640	(e)(f)
AQ Sunshine, Inc.		1st Lien Delay Draw Term Loan	9.25%	SOFR (Q)	5.25%		07/2031			3,311	3,311	(e)(g)
Ardonagh Midco 3 Limited	Australia	1st Lien Term Loan	6.94%	SOFR (Q)	2.75%		02/2031			34,825	34,622
Bellwether Buyer, L.L.C.		1st Lien Revolving Loan	8.66%	SOFR (Q)	4.50%		04/2032			114	113	(e)(g)
Bellwether Buyer, L.L.C.		1st Lien Term Loan	8.64%	SOFR (M)	4.50%		04/2032			2,097	2,087	(e)(f)
Bellwether Buyer, L.L.C.		1st Lien Delay Draw Term Loan					04/2032			—	—	(e)(g)
Broadstreet Partners, Inc.		1st Lien Term Loan	6.91%	SOFR (M)	2.75%		06/2031			9,785	9,793	(f)
Captive Resources Midco, LLC		1st Lien Revolving Loan					07/2028			—	—	(e)(g)
Captive Resources Midco, LLC		1st Lien Term Loan	8.66%	SOFR (M)	4.50%		07/2029			2,353	2,353	(e)(f)
CFCo, LLC		1st Lien Term Loan					09/2038			3,231	—	(e)(i)
Daylight Beta Parent LLC		1st Lien Term Loan					09/2033			2,216	192	(e)(i)
Diamond Mezzanine 24 LLC		1st Lien Revolving Loan	9.22%	SOFR (Q)	5.00%		10/2030			103	103	(e)(g)
Diamond Mezzanine 24 LLC		1st Lien Term Loan	9.31%	SOFR (Q)	5.00%		10/2030			6,065	6,065	(e)(f)
DOXA Insurance Holdings LLC		1st Lien Revolving Loan	9.25%	SOFR (Q)	5.25%		12/2029			24	24	(e)(g)
DOXA Insurance Holdings LLC		1st Lien Term Loan	9.25%	SOFR (Q)	5.25%		12/2030			1,237	1,237	(e)
DOXA Insurance Holdings LLC		1st Lien Delay Draw Term Loan	9.25%	SOFR (Q)	5.25%		12/2030			1,165	1,165	(e)(g)
Forza Insurance Holdings, LLC		1st Lien Term Loan	9.50%	SOFR (Q)	5.50%		02/2030			5,544	5,544	(e)(f)
Foundation Risk Partners, Corp.		1st Lien Revolving Loan					10/2029			—	—	(e)(g)
Foundation Risk Partners, Corp.		1st Lien Term Loan	8.75%	SOFR (Q)	4.75%		10/2030			18,761	18,761	(e)(f)
Foundation Risk Partners, Corp.		1st Lien Delay Draw Term Loan	8.75%	SOFR (Q)	4.75%		10/2030			21,709	21,709	(e)(f)
Galway Borrower LLC		1st Lien Revolving Loan	8.49%	SOFR (Q)	4.50%		09/2028			241	241	(e)(g)
Galway Borrower LLC		1st Lien Term Loan	8.50%	SOFR (Q)	4.50%		09/2028			10,566	10,566	(e)(f)
Galway Borrower LLC		1st Lien Delay Draw Term Loan	8.50%	SOFR (Q)	4.50%		09/2028			218	218	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Gestion ABS Bidco Inc./ABS Bidco Holdings Inc.	Canada	1st Lien Revolving Loan	7.57%	CORRA (M)	5.00%		03/2031		CAD	20	14	(e)(g)
Gestion ABS Bidco Inc./ABS Bidco Holdings Inc.	Canada	1st Lien Term Loan	7.80%	CORRA (Q)	5.00%		03/2031		CAD	643	462	(e)
Gestion ABS Bidco Inc./ABS Bidco Holdings Inc.	Canada	1st Lien Delay Draw Term Loan					03/2031		CAD	—	—	(e)(g)
HIG Finance 2 Limited	United Kingdom	1st Lien Term Loan	6.91%	SOFR (M)	2.75%		02/2031			9,900	9,898
Higginbotham Insurance Agency, Inc.		1st Lien Term Loan	8.67%	SOFR (M)	4.50%		11/2028			588	588	(e)
Higginbotham Insurance Agency, Inc.		1st Lien Delay Draw Term Loan	8.91%	SOFR (M)	4.75%		11/2028			359	359	(e)(g)
High Street Buyer, Inc.		1st Lien Revolving Loan					04/2027			—	—	(e)(g)
High Street Buyer, Inc.		1st Lien Term Loan	9.25%	SOFR (Q)	5.25%		04/2028			4,603	4,602	(e)(f)
High Street Buyer, Inc.		1st Lien Delay Draw Term Loan	9.25%	SOFR (Q)	5.25%		04/2028			28,738	28,739	(e)(f)
High Street Buyer, Inc.		1st Lien Delay Draw Term Loan	8.50%	SOFR (Q)	4.50%		04/2028			1,983	1,983	(e)
High Street Buyer, Inc.		1st Lien Delay Draw Term Loan	8.50%	SOFR (M)	4.25%		04/2028			58	58	(e)(g)
Hub International Limited		1st Lien Term Loan	6.58%	SOFR (Q)	2.25%		06/2030			8,489	8,500	(f)
Inszone Mid, LLC		1st Lien Revolving Loan					11/2029			—	—	(e)(g)
Inszone Mid, LLC		1st Lien Term Loan	9.27%	SOFR (Q)	5.25%		11/2029			2,032	2,032	(e)
Inszone Mid, LLC		1st Lien Delay Draw Term Loan	9.27%	SOFR (Q)	5.25%		11/2029			2,046	2,045	(e)
Inszone Mid, LLC		1st Lien Delay Draw Term Loan	9.25%	SOFR (Q)	5.25%		11/2029			3,673	3,673	(e)(g)
JMG Group Investments Limited	United Kingdom	1st Lien Term Loan	11.86% (3.75% PIK)	SONIA (Q)	7.75%		12/2028			£327	440	(e)(f)
JMG Group Investments Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.86% (3.75% PIK)	SONIA (Q)	7.75%		12/2028			£2,833	3,810	(e)
JMG Group Investments Limited	United Kingdom	1st Lien Delay Draw Term Loan	12.11% (3.75% PIK)	SONIA (Q)	8.00%		12/2028			£3,576	4,809	(e)
JMG Group Investments Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.57% (3.87% PIK)	SONIA (Q)	7.61%		12/2028			£5,083	6,836	(e)
JMG Group Investments Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.40%	SONIA (Q)	7.28%		12/2028			£1,931	2,597	(e)(g)
King Risk Partners, LLC		1st Lien Revolving Loan					04/2031			—	—	(e)(g)
King Risk Partners, LLC		1st Lien Term Loan	8.66%	SOFR (M)	4.50%		04/2031			1,200	1,188	(e)(f)
King Risk Partners, LLC		1st Lien Delay Draw Term Loan	8.66%	SOFR (M)	4.50%		04/2031			225	223	(e)(g)
Koala Investment Holdings, Inc.		1st Lien Revolving Loan					08/2032			—	—	(e)(g)
Koala Investment Holdings, Inc.		1st Lien Term Loan	8.50%	SOFR (M)	4.50%		08/2032			938	928	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Koala Investment Holdings, Inc.		1st Lien Delay Draw Term Loan					08/2032			—	—	(e)(g)
Lucida Broking Holdings Limited	United Kingdom	1st Lien Term Loan	9.25% PIK	SONIA (S)	9.25%		06/2026			£843	1,111	(e)(f)
Lucida Broking Holdings Limited	United Kingdom	1st Lien Delay Draw Term Loan	9.25% PIK	SONIA (S)	9.25%		06/2026			£541	713	(e)(f)
Maximus BidCo AB	Sweden	1st Lien Term Loan	7.47%	STIBOR (Q)	5.37%		04/2032		SEK	154,830	16,446	(e)
Maximus BidCo AB	Sweden	1st Lien Delay Draw Term Loan					04/2032		SEK	—	—	(e)(g)
Oakbridge Insurance Agency LLC		1st Lien Revolving Loan	10.03%	SOFR (M)	5.75%		11/2029			4	4	(e)(g)
Oakbridge Insurance Agency LLC		1st Lien Term Loan	9.97%	SOFR (M)	5.75%		11/2029			1,271	1,271	(e)(f)
Oakbridge Insurance Agency LLC		1st Lien Delay Draw Term Loan	9.97%	SOFR (M)	5.75%		11/2029			614	613	(e)(g)
Oakbridge Insurance Agency LLC		1st Lien Delay Draw Term Loan	9.27%	SOFR (M)	5.00%		11/2029			173	173	(e)(g)
OneDigital Borrower LLC		1st Lien Term Loan	7.12%	SOFR (M)	3.00%		07/2031			12,422	12,407
Optio Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.74%	SONIA (S)	6.50%		03/2026			£360	484	(e)(f)
Optio Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	8.54%	EURIBOR (S)	6.50%		03/2026			£280	376	(e)
Optio Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.83%	SOFR (S)	6.50%		03/2026			£918	1,235	(e)(g)
Patriot Growth Insurance Services, LLC		1st Lien Revolving Loan					10/2028			—	—	(e)(g)
Patriot Growth Insurance Services, LLC		1st Lien Term Loan	9.15%	SOFR (Q)	5.00%		10/2028			1,743	1,743	(e)(f)
People Corporation	Canada	1st Lien Revolving Loan	8.27%	CORRA (Q)	5.25%		02/2027		CAD	673	484	(e)(g)
People Corporation	Canada	1st Lien Term Loan	8.27%	CORRA (Q)	5.25%		02/2028		CAD	7,225	5,192	(e)(f)
People Corporation	Canada	1st Lien Delay Draw Term Loan	8.27%	CORRA (Q)	5.25%		02/2028		CAD	8,816	6,334	(e)(f)
People Corporation	Canada	1st Lien Delay Draw Term Loan	8.00%	CORRA (Q)	5.00%		02/2028		CAD	1,402	1,007	(e)(g)
Platinum Credit Bidco Limited	Jersey	1st Lien Term Loan	10.23%	SONIA (S)	6.25%		11/2029			£27,960	37,604	(e)(f)
Platinum Credit Bidco Limited	Jersey	1st Lien Term Loan	10.22%	SONIA (S)	6.25%		11/2029			£8,917	11,992	(e)
Roman New Bidco Limited	United Kingdom	1st Lien Term Loan	9.89%	SONIA (S)	5.92%		12/2028			£994	1,337	(e)
Roman New Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan					12/2028			£—	—	(e)(g)(h)
Sabseg Group, S.L.	Spain	1st Lien Delay Draw Term Loan	8.18%	EURIBOR (Q)	6.18%		04/2029			€11,368	13,346	(e)(g)
SageSure Holdings, LLC		1st Lien Term Loan	9.03%	SOFR (M)	4.75%		01/2030			27,513	27,513	(e)(f)
SageSure Holdings, LLC		1st Lien Delay Draw Term Loan	9.03%	SOFR (M)	4.75%		01/2030			8,663	8,663	(e)(f)
SageSure Holdings, LLC		1st Lien Delay Draw Term Loan	9.27%	SOFR (M)	5.00%		01/2030			4,995	4,995	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
SCM Insurance Services Inc.	Canada	1st Lien Revolving Loan					08/2026		CAD	—	—	(e)(g)
SCM Insurance Services Inc.	Canada	1st Lien Term Loan	8.89%	CORRA (M)	6.25%		08/2026		CAD	178	128	(e)(f)
SelectQuote, Inc.		1st Lien Term Loan	10.76%	SOFR (M)	6.50%		09/2027			2,958	2,958	(e)(f)
SG Acquisition, Inc.		1st Lien Revolving Loan					04/2030			—	—	(e)(g)
SG Acquisition, Inc.		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		04/2030			5,382	5,382	(e)(f)
SIG Parent Holdings, LLC		1st Lien Revolving Loan					08/2031			—	—	(e)(g)
SIG Parent Holdings, LLC		1st Lien Term Loan	8.91%	SOFR (M)	4.75%		08/2031			3,753	3,753	(e)(f)
SIG Parent Holdings, LLC		1st Lien Delay Draw Term Loan	8.91%	SOFR (M)	4.75%		08/2031			162	162	(e)(g)
Spitfire Bidco Limited	United Kingdom	1st Lien Term Loan	10.95%	SOFR (S)	6.75%		09/2029			15,151	15,151	(e)(f)
Spitfire Bidco Limited	United Kingdom	1st Lien Term Loan	11.15%	SOFR (S)	6.75%		09/2029			£3,164	4,255	(e)
Spitfire Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.75%	SONIA (Q)	6.75%		09/2029			£3,488	4,691	(e)(g)
Truist Insurance Holdings, LLC		1st Lien Revolving Loan					05/2029			—	—	(e)(g)
Truist Insurance Holdings, LLC		1st Lien Term Loan	6.75%	SOFR (Q)	2.75%		05/2031			138	138
USI, Inc.		1st Lien Term Loan	6.25%	SOFR (Q)	2.25%		11/2029			7,987	7,977	(f)
USI, Inc.		1st Lien Term Loan	6.25%	SOFR (Q)	2.25%		09/2030			10,282	10,265	(f)
World Insurance Associates, LLC		1st Lien Revolving Loan					04/2030			—	—	(e)(g)
World Insurance Associates, LLC		1st Lien Term Loan	9.00%	SOFR (Q)	5.00%		04/2030			1,847	1,847	(e)
World Insurance Associates, LLC		1st Lien Delay Draw Term Loan	9.00%	SOFR (Q)	5.00%		04/2030			153	152	(e)(g)
											453,295		8.87%
Materials
Adonis Acquisition Holdings LLC		1st Lien Revolving Loan	9.38%	SOFR (Q)	5.00%		08/2028			1	1	(e)(g)
Adonis Acquisition Holdings LLC		1st Lien Term Loan	9.60% PIK	SOFR (Q)	5.50%		02/2030			2,818	2,818	(e)
Adonis Acquisition Holdings LLC		1st Lien Delay Draw Term Loan	9.60% PIK	SOFR (Q)	5.50%		02/2030			714	714	(e)(g)
AP Adhesives Holdings, LLC		1st Lien Revolving Loan					04/2031			—	—	(e)(g)
AP Adhesives Holdings, LLC		1st Lien Term Loan	9.08%	SOFR (S)	4.75%		04/2032			3,630	3,593	(e)(f)
AP Adhesives Holdings, LLC		1st Lien Delay Draw Term Loan					04/2032			—	—	(e)(g)
Aruba Investments, Inc.		2nd Lien Term Loan	12.01%	SOFR (M)	7.75%		11/2028			4,038	3,658
ASP-r-pac Acquisition Co LLC		1st Lien Revolving Loan	10.28%	SOFR (M)	6.00%		12/2027			621	621	(e)(g)
ASP-r-pac Acquisition Co LLC		1st Lien Term Loan	10.57%	SOFR (Q)	6.00%		12/2027			6,026	6,026	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
ASP-r-pac Acquisition Co LLC		1st Lien Term Loan	10.31%	SOFR (Q)	6.00%		12/2027		470	470	(e)(f)
Bulab Holdings, Inc.		1st Lien Revolving Loan					07/2032		—	—	(e)(g)
Bulab Holdings, Inc.		1st Lien Term Loan	8.91%	SOFR (M)	4.75%		07/2032		21,588	21,372	(e)(f)
Bulab Holdings, Inc.		1st Lien Term Loan	6.66%	EURIBOR (M)	4.75%		07/2032		€3,626	4,215	(e)(f)
Bulab Holdings, Inc.		1st Lien Delay Draw Term Loan					07/2032		—	—	(e)(g)
BW Holding, Inc.		1st Lien Term Loan	10.65%	SOFR (Q)	6.50%		12/2030		1,725	1,770
BW Holding, Inc.		1st Lien Term Loan	8.88%	SOFR (Q)	4.50%		12/2030		6,887	5,257
Flexsys Cayman Holdings, LP		1st Lien Term Loan	10.45%	SOFR (Q)	6.25%		08/2029		6,329	5,383
Flexsys Cayman Holdings, LP		1st Lien Term Loan	9.71%	SOFR (Q)	5.25%		08/2029		8,703	2,818
Meyer Laboratory, LLC		1st Lien Revolving Loan	12.00%	PRIME (Q)	4.75%		02/2030		141	132	(e)(g)
Meyer Laboratory, LLC		1st Lien Term Loan	9.75%	SOFR (Q)	5.75%		02/2030		655	616	(e)(f)
Meyer Laboratory, LLC		1st Lien Delay Draw Term Loan	9.75%	SOFR (Q)	5.75%		02/2030		117	110	(e)(g)
NCP-MSI Buyer, Inc.		1st Lien Revolving Loan	7.99%	SOFR (Q)	3.75%		03/2031		609	608	(e)(g)
NCP-MSI Buyer, Inc.		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		03/2031		3,872	3,872	(e)(f)
NCP-MSI Buyer, Inc.		1st Lien Delay Draw Term Loan					03/2031		—	—	(e)(g)
Nelipak Holding Company		1st Lien Revolving Loan	9.66%	SOFR (M)	5.50%		03/2031		200	196	(e)(g)
Nelipak Holding Company		1st Lien Revolving Loan	7.41%	EURIBOR (M)	5.50%		03/2031		€13	15	(e)(g)
Nelipak Holding Company		1st Lien Term Loan	9.66%	SOFR (M)	5.50%		03/2031		974	955	(e)(f)
Nelipak Holding Company		1st Lien Term Loan	7.48%	EURIBOR (Q)	5.50%		03/2031		€1,872	2,153	(e)(f)
Nelipak Holding Company		1st Lien Delay Draw Term Loan					03/2031		—	—	(e)(g)
Nelipak Holding Company		1st Lien Delay Draw Term Loan					03/2031		€—	—	(e)(g)
Novipax Buyer, L.L.C.		1st Lien Term Loan	12.63% (1.00% PIK)	SOFR (S)	8.25%		12/2026		4,294	4,294	(e)(f)
Plaskolite PPC Intermediate II LLC		1st Lien Revolving Loan	11.22%	SOFR (M)	7.00%		02/2030		297	291	(e)(g)
Plaskolite PPC Intermediate II LLC		1st Lien Term Loan	12.22% (4.00% PIK)	SOFR (M)	8.00%		05/2030		34,680	33,986	(e)(f)
Polymer Solutions Group, LLC		1st Lien Term Loan	8.63%	SOFR (S)	4.50%		11/2026		634	634	(e)(f)
Precision Concepts Parent Inc.		1st Lien Revolving Loan					08/2032		—	—	(e)(g)
Precision Concepts Parent Inc.		1st Lien Term Loan	8.95%	SOFR (Q)	4.75%		08/2032		719	712	(e)(f)
Precision Concepts Parent Inc.		1st Lien Delay Draw Term Loan					08/2032		—	—	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Pregis TopCo LLC		1st Lien Term Loan	8.16%	SOFR (M)	4.00%		02/2029		14,483	14,573	(f)
Pretium PKG Holdings, Inc.		1st Lien Term Loan	8.22%	SOFR (Q)	3.90%		10/2028		6,181	3,029	(e)
Reagent Chemical & Research, LLC		1st Lien Revolving Loan					04/2030		—	—	(e)(g)
Reagent Chemical & Research, LLC		1st Lien Term Loan	9.41%	SOFR (M)	5.25%		04/2031		2,202	2,202	(e)(f)
Sterilex LLC		1st Lien Revolving Loan	7.77%	SOFR (S)	3.75%		09/2030		1	1	(e)(g)
Sterilex LLC		1st Lien Term Loan	9.27%	SOFR (S)	5.25%		09/2030		220	217	(e)(f)
Sterilex LLC		1st Lien Delay Draw Term Loan					09/2030		—	—	(e)(g)
Trident TPI Holdings, Inc.		1st Lien Term Loan	7.75%	SOFR (Q)	3.75%		09/2028		18,191	17,842	(f)
										145,154		2.84%
Pharmaceuticals, Biotechnology and Life Sciences
1261229 B.C. Ltd.	Canada	1st Lien Term Loan	10.41%	SOFR (M)	6.25%		10/2030		25,935	25,522
Alcami Corporation		1st Lien Revolving Loan					12/2028		—	—	(e)(g)
Alcami Corporation		1st Lien Term Loan	11.34%	SOFR (Q)	7.00%		12/2028		200	200	(e)
Alcami Corporation		1st Lien Delay Draw Term Loan	11.34%	SOFR (M)	7.00%		12/2028		15	15	(e)
Aspire Bidco Limited	Jersey	1st Lien Term Loan	10.18%	SONIA (Q)	6.09%		09/2028		£7,777	10,460	(e)(f)
Aspire Bidco Limited	Jersey	1st Lien Delay Draw Term Loan	10.18%	SONIA (Q)	6.09%		09/2028		£647	870	(e)(g)
Bamboo US BidCo LLC		1st Lien Revolving Loan					10/2029		—	—	(e)(g)
Bamboo US BidCo LLC		1st Lien Term Loan	9.56%	SOFR (Q)	5.25%		09/2030		2,648	2,648	(e)
Bamboo US BidCo LLC		1st Lien Term Loan	7.28%	EURIBOR (Q)	5.25%		09/2030		€2,120	2,489	(e)
Bamboo US BidCo LLC		1st Lien Delay Draw Term Loan	9.48%	SOFR (Q)	5.25%		09/2030		906	906	(e)(g)
Bamboo US BidCo LLC		1st Lien Delay Draw Term Loan	9.56%	SOFR (Q)	5.25%		09/2030		405	405	(e)
Cambrex Corporation		1st Lien Revolving Loan					03/2032		—	—	(e)(g)
Cambrex Corporation		1st Lien Term Loan	8.66%	SOFR (M)	4.50%		03/2032		36,544	36,544	(e)(f)
Cambrex Corporation		1st Lien Delay Draw Term Loan					03/2032		—	—	(e)(g)
Cobalt Buyer Sub, Inc.		1st Lien Revolving Loan	9.95%	SOFR (Q)	5.75%		10/2027		358	344	(e)(g)
Cobalt Buyer Sub, Inc.		1st Lien Term Loan	9.95%	SOFR (Q)	5.75%		10/2028		10,692	10,264	(e)(f)
Cobalt Buyer Sub, Inc.		1st Lien Delay Draw Term Loan	9.95%	SOFR (Q)	5.75%		10/2028		2,397	2,301	(e)(f)(g)
Creek Parent, Inc.		1st Lien Revolving Loan					12/2031		—	—	(e)(g)
Creek Parent, Inc.		1st Lien Term Loan	9.14%	SOFR (M)	5.00%		12/2031		41,919	41,919	(e)(f)
Crossco (1469) Limited	United Kingdom	1st Lien Term Loan	10.22%	SONIA (Q)	6.25%		12/2030		£1,935	2,603	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Crossco (1469) Limited	United Kingdom	1st Lien Delay Draw Term Loan					12/2030			£—	—	(e)(g)
Gula Buyer Inc.		1st Lien Term Loan	8.72%	SOFR (M)	4.50%		10/2031			7,944	7,944	(e)(f)
Igea Bidco S.p.A.	Italy	1st Lien Delay Draw Term Loan					09/2030			€—	—	(e)(g)
NMC Skincare Intermediate Holdings II, LLC		1st Lien Revolving Loan	10.74%	SOFR (Q)	6.50%		10/2028			69	64	(e)(g)
NMC Skincare Intermediate Holdings II, LLC		1st Lien Revolving Loan	10.85%	SOFR (Q)	6.50%		10/2028			8	7	(e)(g)
NMC Skincare Intermediate Holdings II, LLC		1st Lien Term Loan	10.94% (1.50% PIK)	SOFR (Q)	6.50%		10/2028			2,064	1,920	(e)(f)
NMC Skincare Intermediate Holdings II, LLC		1st Lien Delay Draw Term Loan	10.94% (1.50% PIK)	SOFR (Q)	6.50%		10/2028			581	541	(e)(f)
North American Science Associates, LLC		1st Lien Revolving Loan	8.69%	SOFR (Q)	4.50%		03/2027			2,499	2,499	(e)(g)
North American Science Associates, LLC		1st Lien Term Loan	10.17%	SOFR (Q)	6.00%		09/2027			11,426	11,426	(e)(f)
North American Science Associates, LLC		1st Lien Delay Draw Term Loan	10.17%	SOFR (Q)	6.00%		09/2027			1,853	1,853	(e)(f)
Solar Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	7.66%	EURIBOR (Q)	5.75%		11/2029			£1,500	2,018	(e)
Solar Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	7.67%	EURIBOR (Q)	5.75%		11/2029			£999	1,343	(e)(g)
Verista, Inc.		1st Lien Revolving Loan					02/2027			—	—	(e)(g)
Verista, Inc.		1st Lien Term Loan	11.04% (0.75% PIK)	SOFR (Q)	6.75%		02/2027			8,386	7,799	(e)(f)
Verista, Inc.		1st Lien Delay Draw Term Loan	11.04% (0.75% PIK)	SOFR (M)	6.75%		02/2027			1,812	1,685	(e)(f)
WCI-BXC Purchaser, LLC		1st Lien Revolving Loan					11/2029			—	—	(e)(g)
WCI-BXC Purchaser, LLC		1st Lien Term Loan	10.50%	SOFR (Q)	6.25%		11/2030			754	754	(e)
											177,343		3.47%
Real Estate Management and Development
285 Mezz LLC		1st Lien Delay Draw Term Loan					12/2025			4,972	2,950	(e)(i)
285 Schermerhorn LLC		1st Lien Delay Draw Term Loan					12/2025			9,565	5,939	(e)(g)(i)
Odevo AB	Sweden	1st Lien Term Loan	7.53%	EURIBOR (Q)	5.50%		12/2030			€2,829	3,321	(e)
Odevo AB	Sweden	1st Lien Term Loan	9.47%	SONIA (Q)	5.50%		12/2030			£9,498	12,774	(e)
Odevo AB	Sweden	1st Lien Term Loan	7.60%	STIBOR (Q)	5.50%		12/2030		SEK	78,160	8,302	(e)(f)
Odevo AB	Sweden	1st Lien Term Loan	9.56%	SOFR (Q)	5.50%		12/2030			8,731	8,731	(e)
Odevo AB	Sweden	1st Lien Delay Draw Term Loan	7.41%	EURIBOR (Q)	5.50%		12/2030			€338	397	(e)(g)
Odevo AB	Sweden	1st Lien Delay Draw Term Loan					12/2030			€—	—	(e)(g)(h)
Oiva Isannointi Group Oy	Finland	1st Lien Term Loan	7.98%	EURIBOR (Q)	6.00%		08/2031			€272	320	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Oiva Isannointi Group Oy	Finland	1st Lien Delay Draw Term Loan					02/2026		€—	—	(e)(g)
Oiva Isannointi Group Oy	Finland	1st Lien Delay Draw Term Loan					08/2031		€—	—	(e)(g)
										42,734		0.84%
Software and Services
Access CIG, LLC		1st Lien Term Loan	8.03%	SOFR (Q)	4.00%		08/2030		17,929	17,961	(f)
ACP Avenu Buyer, LLC		1st Lien Revolving Loan					10/2029		—	—	(e)(g)
ACP Avenu Buyer, LLC		1st Lien Term Loan	9.29%	SOFR (Q)	5.00%		10/2029		3,506	3,506	(e)(f)
ACP Avenu Buyer, LLC		1st Lien Term Loan	9.32%	SOFR (Q)	5.00%		10/2029		5,019	5,019	(e)(f)
ACP Avenu Buyer, LLC		1st Lien Delay Draw Term Loan					10/2029		—	—	(e)(g)
ACTFY Buyer, Inc.		1st Lien Revolving Loan					05/2030		—	—	(e)(g)
ACTFY Buyer, Inc.		1st Lien Term Loan	9.16%	SOFR (M)	5.00%		05/2031		1,495	1,495	(e)(f)
ACTFY Buyer, Inc.		1st Lien Delay Draw Term Loan	9.16%	SOFR (Q)	5.00%		05/2031		163	163	(e)(g)
Activate holdings (US) Corp.		1st Lien Revolving Loan					07/2029		—	—	(e)(g)
Activate holdings (US) Corp.		1st Lien Term Loan	9.80%	SOFR (Q)	5.50%		07/2030		10,803	10,803	(e)(f)
Activate holdings (US) Corp.		1st Lien Term Loan	9.50%	SOFR (Q)	5.50%		07/2030		2,403	2,403	(e)(f)
Adonis Bidco, Inc.		1st Lien Revolving Loan					11/2031		—	—	(e)(g)
Adonis Bidco, Inc.		1st Lien Term Loan	9.75% (3.00% PIK)	SOFR (Q)	5.75%		02/2032		51,029	51,029	(e)(f)
Adonis Bidco, Inc.		1st Lien Delay Draw Term Loan	9.50%	SOFR (Q)	5.50%		02/2032		2,413	2,413	(e)(g)
AI Titan Parent, Inc.		1st Lien Revolving Loan					08/2031		—	—	(e)(g)
AI Titan Parent, Inc.		1st Lien Term Loan	8.66%	SOFR (M)	4.50%		08/2031		8,946	8,946	(e)(f)
AI Titan Parent, Inc.		1st Lien Delay Draw Term Loan					08/2031		—	—	(e)(g)
Anaplan, Inc.		1st Lien Revolving Loan					06/2028		—	—	(e)(g)
Anaplan, Inc.		1st Lien Term Loan	8.70%	SOFR (M)	4.50%		06/2029		7,074	7,074	(e)(f)
Aptean Acquiror Inc.		1st Lien Revolving Loan	8.91%	SOFR (M)	4.75%		01/2031		36	36	(e)(g)
Aptean Acquiror Inc.		1st Lien Term Loan	8.89%	SOFR (Q)	4.75%		01/2031		4,353	4,353	(e)(f)
Aptean Acquiror Inc.		1st Lien Delay Draw Term Loan					01/2031		—	—	(e)(g)
Artifact Bidco, Inc.		1st Lien Revolving Loan					07/2030		—	—	(e)(g)
Artifact Bidco, Inc.		1st Lien Term Loan	8.25%	SOFR (Q)	4.25%		07/2031		1,154	1,154	(e)(f)
Artifact Bidco, Inc.		1st Lien Delay Draw Term Loan					07/2031		—	—	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Aston Bidco (Holding) Limited	Jersey	1st Lien Revolving Loan	9.97%	SONIA (M)	6.00%		01/2032			£—	—	(e)(g)
Aston Bidco (Holding) Limited	Jersey	1st Lien Term Loan	10.32%	SONIA (Q)	6.00%		07/2032			£2,155	2,899	(e)(f)
Avaya Inc.		1st Lien Term Loan	11.66%	SOFR (M)	7.50%		08/2028			7,787	6,853	(e)
Bamboo Health Holdings, LLC		1st Lien Revolving Loan					05/2027			—	—	(e)(g)
Bamboo Health Holdings, LLC		1st Lien Term Loan	9.02%	SOFR (M)	4.75%		05/2027			1,419	1,419	(e)
Banyan Software Holdings, LLC		1st Lien Revolving Loan					01/2031			—	—	(e)(g)
Banyan Software Holdings, LLC		1st Lien Term Loan	9.41%	SOFR (M)	5.25%		01/2031			4,743	4,744	(e)(f)
Banyan Software Holdings, LLC		1st Lien Delay Draw Term Loan	9.41%	SOFR (M)	5.25%		01/2031			2,544	2,544	(e)
Banyan Software Holdings, LLC		1st Lien Delay Draw Term Loan	9.41%	SOFR (Q)	5.25%		01/2031			1,090	1,090	(e)(g)
BCPE Pequod Buyer, Inc.		1st Lien Revolving Loan					11/2029			—	—	(e)(g)
BCPE Pequod Buyer, Inc.		1st Lien Term Loan	7.16%	SOFR (M)	3.00%		11/2031			1,341	1,343
BigHand UK Bidco Limited	United Kingdom	1st Lien Term Loan	10.61%	SOFR (S)	6.31%		06/2030			1,048	1,048	(e)
BigHand UK Bidco Limited	United Kingdom	1st Lien Term Loan	10.32%	SONIA (S)	6.31%		06/2030			£781	1,050	(e)
BigHand UK Bidco Limited	United Kingdom	1st Lien Term Loan	9.76%	SOFR (S)	5.75%		06/2030			£242	326	(e)
Bizzdesign Holding B.V.	Netherlands	1st Lien Term Loan	8.50%	EURIBOR (Q)	6.50%		10/2031			€2,750	3,229	(e)
Bobcat Purchaser, LLC		1st Lien Revolving Loan					06/2030			—	—	(e)(g)
Bobcat Purchaser, LLC		1st Lien Term Loan	8.74%	SOFR (Q)	4.75%		06/2030			2,903	2,902	(e)(f)
Bobcat Purchaser, LLC		1st Lien Delay Draw Term Loan	8.74%	SOFR (Q)	4.75%		06/2030			984	984	(e)(f)
Boost Newco Borrower, LLC		1st Lien Term Loan	6.00%	SOFR (Q)	2.00%		01/2031			18,408	18,415	(f)
Bottomline Technologies, Inc. and Legal Spend Holdings, LLC		1st Lien Revolving Loan					05/2028			—	—	(e)(g)
Bottomline Technologies, Inc. and Legal Spend Holdings, LLC		1st Lien Term Loan	8.50%	SOFR (Q)	4.50%		05/2029			19,742	19,742	(e)(f)
Businessolver.com, Inc.		1st Lien Term Loan	9.60%	SOFR (Q)	5.50%		12/2027			4,163	4,163	(e)(f)
Businessolver.com, Inc.		1st Lien Delay Draw Term Loan	9.60%	SOFR (Q)	5.50%		12/2027			503	503	(e)(g)
Calculus Acquico Sarl	Luxembourg	1st Lien Term Loan	10.77%	SOFR (Q)	6.50%		05/2032			600	600	(e)
Calculus Acquico Sarl	Luxembourg	1st Lien Term Loan	8.60%	EURIBOR (Q)	6.50%		05/2032			€1,234	1,449	(e)
Calculus Acquico Sarl	Luxembourg	1st Lien Delay Draw Term Loan					05/2032			—	—	(e)(g)
Capnor Connery Bidco A/S	Denmark	1st Lien Term Loan	8.41%	EURIBOR (M)	6.50%		10/2030		DKK	74,356	11,695	(e)
Capnor Connery Bidco A/S	Denmark	1st Lien Delay Draw Term Loan	8.41%	EURIBOR (M)	6.50%		10/2030		DKK	74,209	11,672	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Capnor Connery Bidco A/S	Denmark	1st Lien Delay Draw Term Loan	7.83%	EURIBOR (Q)	5.75%		10/2030			€9,303	10,921	(e)(g)
Cardinal Parent, Inc.		1st Lien Revolving Loan					08/2027			—	—	(e)(g)
Cardinal Parent, Inc.		1st Lien Term Loan	8.65%	SOFR (Q)	4.50%		11/2027			4,288	4,248	(f)
Cardinal Parent, Inc.		2nd Lien Term Loan	11.91%	SOFR (Q)	7.75%		11/2028			10,547	10,547	(e)(f)
Cascade Parent Inc.		1st Lien Revolving Loan					09/2030			—	—	(e)(g)
Cascade Parent Inc.		1st Lien Term Loan	9.91%	SOFR (S)	5.75%		09/2031			544	536	(e)(f)
CBTS Borrower, LLC		1st Lien Term Loan	14.50% PIK	SOFR (Q)	10.00%		12/2030			8,362	8,362	(e)
CBTS Borrower, LLC		1st Lien Delay Draw Term Loan					12/2030			—	—	(e)(g)
CC Globe Holding II A/S	Denmark	1st Lien Term Loan					03/2028		DKK	43,366	4,675	(e)(f)(i)
CC Globe Holding II A/S	Denmark	1st Lien Delay Draw Term Loan					03/2028		DKK	12,687	1,368	(e)(i)
Central Parent Inc.		1st Lien Term Loan	7.25%	SOFR (Q)	3.25%		07/2029			12,745	10,996
CentralSquare Technologies, LLC		1st Lien Revolving Loan					04/2030			—	—	(e)(g)
CentralSquare Technologies, LLC		1st Lien Term Loan	10.41% (3.38% PIK)	SOFR (M)	6.25%		04/2030			31,173	31,173	(e)(f)
Cloud Software Group, Inc.		1st Lien Revolving Loan					09/2029			—	—	(e)(g)
Cloud Software Group, Inc.		1st Lien Term Loan	9.00%				09/2029			100	103
Cloud Software Group, Inc.		1st Lien Term Loan	7.25%	SOFR (Q)	3.25%		03/2031			25,468	25,555	(f)
Cloud Software Group, Inc.		1st Lien Term Loan	7.25%	SOFR (Q)	3.25%		08/2032			36,109	36,212
Confirmasoft AB	Sweden	1st Lien Delay Draw Term Loan	8.07%	STIBOR (Q)	6.00%		06/2027			€3,140	3,687	(e)(g)
Confirmasoft AB	Sweden	1st Lien Delay Draw Term Loan	8.03%	EURIBOR (Q)	6.00%		06/2027			€1,995	2,342	(e)(f)
Confirmasoft AB	Sweden	1st Lien Delay Draw Term Loan					06/2027			€—	—	(e)(g)(h)
Conservice Midco, LLC		1st Lien Term Loan	6.91%	SOFR (M)	2.75%		05/2030			5,869	5,881	(f)
Cority Software (USA) Inc.		1st Lien Term Loan	9.04%	SOFR (Q)	4.75%		07/2026			2,592	2,592	(e)(f)
Cority Software Inc.		1st Lien Revolving Loan	9.08%	SOFR (Q)	4.75%		07/2026			1,253	1,253	(e)(g)
Cority Software Inc.		1st Lien Term Loan	9.04%	SOFR (Q)	4.75%		07/2026			3,069	3,069	(e)(f)
Cornerstone OnDemand, Inc.		1st Lien Revolving Loan	7.27%	SOFR (M)	3.00%		10/2026			22	21	(e)(g)
Cornerstone OnDemand, Inc.		1st Lien Term Loan	8.03%	SOFR (M)	3.75%		10/2028			5,026	4,823	(f)
Cornerstone OnDemand, Inc.		2nd Lien Term Loan	10.78%	SOFR (M)	6.50%		10/2029			19,364	17,428	(e)(f)
Coupa Holdings, LLC		1st Lien Revolving Loan					02/2029			—	—	(e)(g)
Coupa Holdings, LLC		1st Lien Term Loan	9.56%	SOFR (Q)	5.25%		02/2030			226	226	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Coupa Holdings, LLC		1st Lien Delay Draw Term Loan					02/2030		—	—	(e)(g)
Databricks, Inc.		1st Lien Term Loan	8.72%	SOFR (M)	4.50%		01/2031		83	84	(e)
Databricks, Inc.		1st Lien Delay Draw Term Loan					01/2031		—	—	(e)(g)
Datix Bidco Limited	United Kingdom	1st Lien Revolving Loan					10/2030		—	—	(e)(g)
Datix Bidco Limited	United Kingdom	1st Lien Term Loan	9.54%	SOFR (S)	5.25%		04/2031		5,965	5,965	(e)
Datix Bidco Limited	United Kingdom	1st Lien Term Loan	9.27%	SONIA (S)	5.25%		04/2031		£3,289	4,424	(e)
Datix Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan					04/2031		—	—	(e)(g)
DCert Buyer, Inc.		1st Lien Revolving Loan					07/2030		—	—	(e)(g)
DCert Buyer, Inc.		1st Lien Term Loan	9.91%	SOFR (M)	5.75%		07/2030		1,846	1,819	(e)(f)
DCert Buyer, Inc.		2nd Lien Term Loan	11.16%	SOFR (M)	7.00%		02/2029		7,662	6,953	(f)
Dedomena Bidco Limited	United Kingdom	1st Lien Term Loan	9.49%	SONIA (Q)	5.50%		06/2032		£706	949	(e)
Dedomena Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan					06/2032		£—	—	(e)(g)
Diligent Corporation		1st Lien Revolving Loan	9.20%	SOFR (Q)	5.00%		08/2030		74	73	(e)(g)
Diligent Corporation		1st Lien Term Loan	9.20%	SOFR (Q)	5.00%		08/2030		8,174	8,093	(e)(f)
Diligent Corporation		1st Lien Delay Draw Term Loan					08/2030		—	—	(e)(g)
Doxim Inc.		1st Lien Revolving Loan	10.65%	SOFR (M)	6.50%		11/2027		278	275	(e)(g)
Doxim Inc.		1st Lien Term Loan	10.65%	SOFR (M)	6.50%		11/2027		36,810	36,442	(e)(f)
Drivecentric Holdings, LLC		1st Lien Revolving Loan					08/2031		—	—	(e)(g)
Drivecentric Holdings, LLC		1st Lien Term Loan	8.63%	SOFR (M)	4.50%		08/2031		3,672	3,672	(e)(f)
Drivecentric Holdings, LLC		1st Lien Term Loan	8.66%	SOFR (M)	4.50%		08/2031		449	444	(e)(f)
Drivecentric Holdings, LLC		1st Lien Delay Draw Term Loan					08/2031		—	—	(e)(g)
Echo Purchaser, Inc.		1st Lien Revolving Loan					11/2029		—	—	(e)(g)
Echo Purchaser, Inc.		1st Lien Term Loan	9.66%	SOFR (M)	5.50%		11/2029		1,812	1,813	(e)(f)
Echo Purchaser, Inc.		1st Lien Delay Draw Term Loan	9.66%	SOFR (M)	5.50%		11/2029		155	155	(e)(g)
Eclipse Buyer, Inc.		1st Lien Revolving Loan					09/2031		—	—	(e)(g)
Eclipse Buyer, Inc.		1st Lien Term Loan	8.68%	SOFR (M)	4.50%		09/2031		45,019	45,019	(e)(f)
Eclipse Buyer, Inc.		1st Lien Delay Draw Term Loan					09/2031		—	—	(e)(g)
Edmunds GovTech, Inc.		1st Lien Revolving Loan	7.75%	SOFR (Q)	3.75%		02/2030		32	32	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Edmunds GovTech, Inc.		1st Lien Revolving Loan					02/2030		—	—	(e)(g)
Edmunds GovTech, Inc.		1st Lien Term Loan	8.75%	SOFR (Q)	4.75%		02/2031		330	330	(e)(f)
Edmunds GovTech, Inc.		1st Lien Delay Draw Term Loan	8.75%	SOFR (Q)	4.75%		02/2031		59	59	(e)(g)
Einstein Parent, Inc.		1st Lien Revolving Loan					01/2031		—	—	(e)(g)
Einstein Parent, Inc.		1st Lien Term Loan	10.83%	SOFR (Q)	6.50%		01/2031		5,031	5,031	(e)(f)
Elemica Parent, Inc.		1st Lien Revolving Loan	9.83%	SOFR (M)	5.50%		09/2026		1,326	1,326	(e)(g)
Elemica Parent, Inc.		1st Lien Term Loan	9.97%	SOFR (Q)	5.50%		09/2026		3,558	3,558	(e)(f)
Elemica Parent, Inc.		1st Lien Term Loan	9.84%	SOFR (Q)	5.50%		09/2026		1,328	1,328	(e)(f)
Elemica Parent, Inc.		1st Lien Delay Draw Term Loan	9.97%	SOFR (Q)	5.50%		09/2026		2,708	2,708	(e)(f)
Ellucian Holdings Inc.		1st Lien Term Loan	6.91%	SOFR (M)	2.75%		10/2029		11,686	11,679	(f)
Enigma Acquisition B.V.	Netherlands	1st Lien Delay Draw Term Loan	7.12% (2.19% PIK)	EURIBOR (S)	5.00%		01/2028		€4,501	5,284	(e)(f)
Ensono, Inc.		1st Lien Term Loan	8.28%	SOFR (M)	4.00%		05/2028		24,002	24,015	(f)
Enverus Holdings, Inc.		1st Lien Revolving Loan	9.64%	SOFR (M)	5.50%		12/2029		45	45	(e)(g)
Enverus Holdings, Inc.		1st Lien Term Loan	9.67%	SOFR (M)	5.50%		12/2029		8,974	8,973	(e)(f)
Enverus Holdings, Inc.		1st Lien Delay Draw Term Loan					12/2029		—	—	(e)(g)
Epicor Software Corporation		1st Lien Term Loan	6.66%	SOFR (M)	2.50%		05/2031		15,955	15,968	(f)
eResearchTechnology, Inc.		1st Lien Revolving Loan					10/2031		—	—	(e)(g)
eResearchTechnology, Inc.		1st Lien Term Loan	8.91%	SOFR (M)	4.75%		01/2032		24,124	24,124	(e)(f)
eResearchTechnology, Inc.		1st Lien Delay Draw Term Loan	8.91%	SOFR (M)	4.75%		01/2032		4,643	4,643	(e)(g)
ESHA Research, LLC		1st Lien Revolving Loan	9.72%	SOFR (S)	5.50%		06/2028		20	20	(e)(g)
ESHA Research, LLC		1st Lien Term Loan	9.65%	SOFR (S)	5.50%		06/2028		471	471	(e)(f)
ExtraHop Networks, Inc.		1st Lien Revolving Loan					07/2027		—	—	(e)(g)
ExtraHop Networks, Inc.		1st Lien Term Loan	10.76%	SOFR (M)	6.50%		07/2027		2,640	2,640	(e)
ExtraHop Networks, Inc.		1st Lien Delay Draw Term Loan	10.76%	SOFR (M)	6.50%		07/2027		988	988	(e)
Finastra USA, Inc.		1st Lien Term Loan	11.29%	SOFR (Q)	7.25%		09/2029		5,217	5,217	(e)(f)
Flash Charm, Inc.		1st Lien Term Loan	7.80%	SOFR (Q)	3.50%		03/2028		7,804	6,809	(f)
Flexential Topco Corporation		1st Lien Revolving Loan	12.00%				08/2027		3,000	3,000	(e)(g)
Flexera Software LLC		1st Lien Revolving Loan					08/2032		—	—	(e)(g)
Flexera Software LLC		1st Lien Term Loan	8.96%	SOFR (M)	4.75%		08/2032		184	183	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Flexera Software LLC		1st Lien Term Loan	6.63%	EURIBOR (M)	4.75%		08/2032			€57	67	(e)(f)
GHP-VGS Purchaser LLC		1st Lien Revolving Loan					04/2032			—	—	(e)(g)
GHP-VGS Purchaser LLC		1st Lien Term Loan	9.06%	SOFR (Q)	4.75%		04/2032			1,981	1,961	(e)(f)
GHP-VGS Purchaser LLC		1st Lien Delay Draw Term Loan					04/2032			—	—	(e)(g)
Gilfoyle Bidco AB	Sweden	1st Lien Term Loan					09/2028		SEK	76,754	6,259	(e)(i)
Gilfoyle Bidco AB	Sweden	1st Lien Delay Draw Term Loan					09/2028		SEK	13,034	1,063	(e)(i)
Goldeneye Parent, LLC		1st Lien Revolving Loan					03/2032			—	—	(e)(g)
Goldeneye Parent, LLC		1st Lien Term Loan	9.16%	SOFR (M)	5.00%		03/2032			2,467	2,455	(e)(f)
Granite France Bidco SAS	France	1st Lien Term Loan	6.98%	EURIBOR (Q)	4.98%		10/2028			€4,039	4,146
Guidepoint Security Holdings, LLC		1st Lien Revolving Loan					10/2029			—	—	(e)(g)
Guidepoint Security Holdings, LLC		1st Lien Term Loan	9.41%	SOFR (M)	5.25%		10/2029			1,523	1,523	(e)(f)
Guidepoint Security Holdings, LLC		1st Lien Delay Draw Term Loan					10/2029			—	—	(e)(g)
Hakken Bidco B.V.	Netherlands	1st Lien Term Loan	9.29%	EURIBOR (S)	7.25%		07/2030			€3,060	3,521	(e)
Hakken Bidco B.V.	Netherlands	1st Lien Delay Draw Term Loan	9.28%	EURIBOR (Q)	7.25%		07/2030			€596	686	(e)(g)
Heavy Construction Systems Specialists, LLC		1st Lien Revolving Loan					11/2027			—	—	(e)(g)
Heavy Construction Systems Specialists, LLC		1st Lien Term Loan	8.75%	SOFR (Q)	4.75%		11/2028			6,945	6,945	(e)(f)
Help/Systems Holdings, Inc.		1st Lien Term Loan	8.16%	SOFR (Q)	3.75%		11/2026			15,443	14,542	(f)
Hyland Software, Inc.		1st Lien Revolving Loan					09/2029			—	—	(e)(g)
Hyland Software, Inc.		1st Lien Term Loan	9.16%	SOFR (M)	5.00%		09/2030			9,513	9,513	(e)(f)
Icefall Parent, Inc.		1st Lien Revolving Loan					01/2030			—	—	(e)(g)
Icefall Parent, Inc.		1st Lien Term Loan	8.81%	SOFR (M)	4.50%		01/2030			2,255	2,255	(e)(f)
ID.me, LLC		1st Lien Revolving Loan					01/2031			—	—	(e)(g)
ID.me, LLC		1st Lien Term Loan	10.25% (5.25% PIK)				01/2031			18,903	17,201	(e)
ID.me, LLC		1st Lien Delay Draw Term Loan	10.25% (5.25% PIK)				01/2031			1,847	1,847	(e)(g)
Idemia Group S.A.S.	France	1st Lien Term Loan	6.00%	EURIBOR (Q)	4.00%		09/2028			€7,000	8,230
Internet Truckstop Group LLC		1st Lien Revolving Loan					04/2027			—	—	(e)(g)
Internet Truckstop Group LLC		1st Lien Term Loan	9.40%	SOFR (Q)	5.25%		04/2027			2,328	2,328	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
IQN Holding Corp.		1st Lien Revolving Loan	9.25%	SOFR (Q)	5.25%		05/2028		304	304	(e)(g)
IQN Holding Corp.		1st Lien Term Loan	9.75% (3.12% PIK)	SOFR (Q)	5.75%		05/2029		6,706	6,706	(e)(f)
Ivanti Security Holdings LLC		1st Lien Revolving Loan					06/2029		—	—	(e)(g)
JAMS Buyer LLC		1st Lien Revolving Loan					06/2031		—	—	(e)(g)
JAMS Buyer LLC		1st Lien Term Loan	9.50%	SOFR (Q)	5.50%		06/2032		2,001	1,971	(e)(f)
JAMS Buyer LLC		1st Lien Delay Draw Term Loan					06/2032		—	—	(e)(g)
Kairos Bidco Limited	United Kingdom	1st Lien Revolving Loan	9.08%	SOFR (Q)	4.75%		07/2032		12	12	(e)(g)
Kairos Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	9.06%	SOFR (M)	4.75%		07/2032		961	951	(e)
Kaseya Inc.		1st Lien Term Loan	7.41%	SOFR (M)	3.25%		03/2032		3,010	3,013
Kaseya Inc.		2nd Lien Term Loan	9.16%	SOFR (M)	5.00%		03/2033		44,975	44,956
LeanTaaS Holdings, Inc.		1st Lien Term Loan	11.75%	SOFR (Q)	7.75%		07/2028		2,635	2,635	(e)(f)
LeanTaaS Holdings, Inc.		1st Lien Delay Draw Term Loan	11.75%	SOFR (Q)	7.75%		07/2028		3,730	3,730	(e)(f)(g)
Leia Finco US LLC		2nd Lien Term Loan	9.57%	SOFR (Q)	5.25%		10/2032		5,567	5,560
Magellan Bidco	France	1st Lien Term Loan	8.37%	EURIBOR (S)	6.25%		10/2031		€833	978	(e)
Magellan Bidco	France	1st Lien Delay Draw Term Loan	8.62%	EURIBOR (S)	6.50%		10/2031		€167	196	(e)
Majesco		1st Lien Revolving Loan					09/2027		—	—	(e)(g)
Majesco		1st Lien Term Loan	8.75%	SOFR (M)	4.75%		09/2028		9,500	9,500	(e)(f)
Maltese Bidco 1 Limited	United Kingdom	1st Lien Term Loan	8.91%	EURIBOR (S)	6.75%		02/2029		€3,600	4,227	(e)(f)
Maltese Bidco 1 Limited	United Kingdom	1st Lien Term Loan	8.91%	EURIBOR (S)	6.75%		02/2029		£1,543	2,075	(e)
MCVIII Bidco Group B.V.	Netherlands	1st Lien Term Loan	7.79%	EURIBOR (Q)	5.75%		07/2032		€905	1,062	(e)
MCVIII Bidco Group B.V.	Netherlands	1st Lien Delay Draw Term Loan					07/2032		€—	—	(e)(g)
Metatiedot Bidco Oy	Luxembourg	1st Lien Revolving Loan					11/2030		€—	—	(e)(g)
Metatiedot Bidco Oy	Luxembourg	1st Lien Term Loan	7.28%	EURIBOR (Q)	5.25%		11/2031		€2,757	3,237	(e)(f)
Metatiedot Bidco Oy	Luxembourg	1st Lien Term Loan	9.45%	SOFR (Q)	5.25%		11/2031		2,065	2,066	(e)(f)
Metatiedot Bidco Oy	Luxembourg	1st Lien Delay Draw Term Loan	7.28%	EURIBOR (Q)	5.25%		11/2031		€22	26	(e)(g)
Mimecast Borrowerco, Inc.		1st Lien Term Loan	8.66%	SOFR (M)	4.50%		05/2029		37,411	37,411	(e)(f)
Mimecast Borrowerco, Inc.		1st Lien Term Loan	8.47%	SONIA (Q)	4.50%		05/2029		£6,841	9,201	(e)(f)
Mimecast Borrowerco, Inc.		1st Lien Delay Draw Term Loan	8.66%	SOFR (M)	4.50%		05/2029		4,195	4,196	(e)(f)
Mitchell International, Inc.		2nd Lien Term Loan	9.41%	SOFR (M)	5.25%		06/2032		18,270	18,032

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Modernizing Medicine, Inc.		1st Lien Revolving Loan					04/2032			—	—	(e)(g)
Modernizing Medicine, Inc.		1st Lien Term Loan	8.75% (2.25% PIK)	SOFR (Q)	4.75%		04/2032			22,764	22,537	(e)(f)
MRI Software LLC		1st Lien Revolving Loan	8.75%	SOFR (Q)	4.75%		02/2027			54	54	(e)(g)
MRI Software LLC		1st Lien Term Loan	8.75%	SOFR (Q)	4.75%		02/2027			10,011	10,011	(e)(f)
Netsmart Technologies, Inc.		1st Lien Revolving Loan					08/2031			—	—	(e)(g)
Netsmart Technologies, Inc.		1st Lien Term Loan	9.11% (2.45% PIK)	SOFR (M)	4.95%		08/2031			34,433	34,433	(e)(f)
Netsmart Technologies, Inc.		1st Lien Delay Draw Term Loan					08/2031			—	—	(e)(g)
North Star Acquisitionco, LLC		1st Lien Revolving Loan					05/2029			—	—	(e)(g)
North Star Acquisitionco, LLC		1st Lien Term Loan	8.50%	SOFR (Q)	4.50%		05/2029			2,121	2,121	(e)
North Star Acquisitionco, LLC		1st Lien Term Loan	8.47%	SONIA (Q)	4.50%		05/2029			£239	322	(e)
North Star Acquisitionco, LLC		1st Lien Term Loan	8.64%	NIBOR (Q)	4.50%		05/2029		NOK	5,242	525	(e)
North Star Acquisitionco, LLC		1st Lien Delay Draw Term Loan	8.47%	SONIA (Q)	4.50%		05/2029			468	468	(e)(g)
OID-OL Intermediate I, LLC		1st Lien Term Loan	10.31%	SOFR (Q)	6.00%		02/2029			1,626	1,676
OID-OL Intermediate I, LLC		1st Lien Term Loan	8.71%	SOFR (Q)	4.25%		02/2029			7,763	6,484
ParentPay Group Limited	United Kingdom	1st Lien Term Loan	10.51%	SONIA (Q)	6.42%		06/2028			£5,529	7,435	(e)(f)
ParentPay Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.51%	SONIA (Q)	6.42%		06/2028			£1,464	1,969	(e)
PCMI Parent, LLC		1st Lien Revolving Loan					03/2032			—	—	(e)(g)
PCMI Parent, LLC		1st Lien Term Loan	9.52%	SOFR (Q)	5.50%		03/2032			3,017	3,017	(e)(f)
PDDS Holdco, Inc.		1st Lien Revolving Loan					07/2028			58	58	(e)(g)
PDDS Holdco, Inc.		1st Lien Delay Draw Term Loan					07/2028			388	388	(e)
PDI TA Holdings, Inc.		1st Lien Revolving Loan	9.81%	SOFR (Q)	5.50%		02/2031			74	74	(e)(g)
PDI TA Holdings, Inc.		1st Lien Term Loan	9.81%	SOFR (Q)	5.50%		02/2031			2,554	2,553	(e)(f)
Pluralsight, LLC		1st Lien Revolving Loan					08/2029			—	—	(e)(g)
Pluralsight, LLC		1st Lien Term Loan	8.70% (1.50% PIK)	SOFR (Q)	4.50%		08/2029			3,219	3,219	(e)
Pluralsight, LLC		1st Lien Term Loan	11.70% PIK	SOFR (Q)	7.50%		08/2029			3,584	3,584	(e)
Pluralsight, LLC		1st Lien Delay Draw Term Loan					08/2029			—	—	(e)(g)
Polaris Newco, LLC		1st Lien Term Loan	8.57%	SOFR (Q)	4.00%		06/2028			19,611	18,878	(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Poseidon Intermediateco, Inc.		1st Lien Revolving Loan					06/2031		—	—	(e)(g)
Poseidon Intermediateco, Inc.		1st Lien Term Loan	8.64%	SOFR (M)	4.50%		06/2032		1,029	1,024	(e)(f)
Poseidon Intermediateco, Inc.		1st Lien Delay Draw Term Loan					06/2032		—	—	(e)(g)
PracticeTek Purchaser, LLC		1st Lien Revolving Loan	8.66%	SOFR (M)	4.50%		08/2029		1	—	(e)(g)
PracticeTek Purchaser, LLC		1st Lien Term Loan	9.91%	SOFR (M)	5.75%		08/2029		7,464	7,464	(e)(f)
PracticeTek Purchaser, LLC		1st Lien Delay Draw Term Loan	9.91%	SOFR (M)	5.75%		08/2029		107	107	(e)
Precisely Software Incorporated (f/k/a Syncsort Incorporated)		1st Lien Term Loan	8.57%	SOFR (Q)	4.00%		04/2028		13,027	12,538	(f)
Project Boost Purchaser, LLC		1st Lien Term Loan	7.07%	SOFR (Q)	2.75%		07/2031		30,819	30,723	(f)
Proofpoint, Inc.		1st Lien Revolving Loan					08/2026		—	—	(e)(g)
Proofpoint, Inc.		1st Lien Term Loan	7.16%	SOFR (M)	3.00%		08/2028		35,383	35,476	(f)
Proofpoint, Inc.		1st Lien Term Loan					08/2028		5,242	5,256	(f)(h)
QBS Parent, Inc.		1st Lien Revolving Loan					06/2032		—	—	(e)(g)
QBS Parent, Inc.		1st Lien Term Loan	8.50%	SOFR (Q)	4.50%		06/2032		4,800	4,776	(e)(f)
QF Holdings, Inc.		1st Lien Revolving Loan					12/2027		—	—	(e)(g)
QF Holdings, Inc.		1st Lien Term Loan	9.06%	SOFR (Q)	4.75%		12/2027		3,784	3,784	(e)(f)
QF Holdings, Inc.		1st Lien Term Loan	8.95%	SOFR (Q)	4.75%		12/2027		390	390	(e)(f)
QF Holdings, Inc.		1st Lien Term Loan	9.16%	SOFR (Q)	4.75%		12/2027		370	370	(e)(f)
QF Holdings, Inc.		1st Lien Delay Draw Term Loan	9.06%	SOFR (Q)	4.75%		12/2027		261	260	(e)(f)
QF Holdings, Inc.		1st Lien Delay Draw Term Loan	9.04%	SOFR (Q)	4.75%		12/2027		261	261	(e)(f)
Raptor Technologies, LLC		1st Lien Term Loan	9.25%	SOFR (Q)	5.25%		10/2028		6,588	6,588	(e)(f)
Raptor Technologies, LLC (Sycamore Bidco Ltd)		1st Lien Revolving Loan					10/2027		—	—	(e)(g)
Raptor Technologies, LLC (Sycamore Bidco Ltd)		1st Lien Term Loan	9.25%	SOFR (Q)	5.25%		10/2028		8,207	8,207	(e)(f)
RealPage, Inc.		1st Lien Term Loan	7.26%	SOFR (Q)	3.00%		04/2028		19,948	19,893
Relativity ODA LLC		1st Lien Revolving Loan					05/2029		—	—	(e)(g)
Relativity ODA LLC		1st Lien Term Loan	8.66%	SOFR (M)	4.50%		05/2029		9,193	9,193	(e)(f)
Revalize, Inc.		1st Lien Revolving Loan	9.90%	SOFR (Q)	5.75%		04/2029		148	127	(e)(g)
Revalize, Inc.		1st Lien Delay Draw Term Loan	10.65% (1.75% PIK)	SOFR (Q)	6.50%		04/2029		2,871	2,469	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
RMS Holdco II, LLC		1st Lien Revolving Loan					12/2028		—	—	(e)(g)
RMS Holdco II, LLC		1st Lien Term Loan	9.81%	SOFR (Q)	5.50%		12/2028		5,782	5,377	(e)(f)
Runway Bidco, LLC		1st Lien Revolving Loan					12/2031		—	—	(e)(g)
Runway Bidco, LLC		1st Lien Term Loan	9.00%	SOFR (Q)	5.00%		12/2031		1,034	1,024	(e)(f)
Runway Bidco, LLC		1st Lien Delay Draw Term Loan					12/2031		—	—	(e)(g)
Sapphire Software Buyer, Inc.		1st Lien Revolving Loan					09/2031		—	—	(e)(g)
Sapphire Software Buyer, Inc.		1st Lien Term Loan	8.87%	SOFR (S)	5.00%		09/2031		10,376	10,376	(e)(f)
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.)		1st Lien Term Loan	6.66%	SOFR (M)	2.50%		07/2031		23,428	23,392	(f)
Severin Acquisition, LLC		1st Lien Revolving Loan					10/2031		—	—	(e)(g)
Severin Acquisition, LLC		1st Lien Term Loan	9.16% (2.25% PIK)	SOFR (M)	5.00%		10/2031		44,156	43,714	(e)(f)
Severin Acquisition, LLC		1st Lien Delay Draw Term Loan	9.16% (2.25% PIK)	SOFR (M)	5.00%		10/2031		1,544	1,529	(e)(g)
Smarsh Inc.		1st Lien Revolving Loan	8.85%	SOFR (M)	4.75%		02/2029		190	190	(e)(g)
Smarsh Inc.		1st Lien Term Loan	8.75%	SOFR (Q)	4.75%		02/2029		4,682	4,682	(e)(f)
Smarsh Inc.		1st Lien Delay Draw Term Loan					02/2029		—	—	(e)(g)
Spaceship Purchaser, Inc.		1st Lien Revolving Loan					10/2031		—	—	(e)(g)
Spaceship Purchaser, Inc.		1st Lien Term Loan	9.00%	SOFR (S)	5.00%		10/2031		21,617	21,617	(e)(f)
Spaceship Purchaser, Inc.		1st Lien Delay Draw Term Loan					10/2031		—	—	(e)(g)
Spark Purchaser, Inc.		1st Lien Revolving Loan					04/2030		—	—	(e)(g)
Spark Purchaser, Inc.		1st Lien Term Loan	9.50%	SOFR (Q)	5.50%		04/2031		1,290	1,290	(e)
Sundance Group Holdings, Inc.		1st Lien Revolving Loan	8.50%	SOFR (Q)	4.50%		07/2029		—	—	(e)(g)
Sundance Group Holdings, Inc.		1st Lien Term Loan	8.50%	SOFR (Q)	4.50%		07/2029		2,560	2,560	(e)(f)
Superman Holdings, LLC		1st Lien Revolving Loan					08/2031		—	—	(e)(g)
Superman Holdings, LLC		1st Lien Term Loan	8.50%	SOFR (Q)	4.50%		08/2031		8,670	8,670	(e)(f)
Superman Holdings, LLC		1st Lien Delay Draw Term Loan	8.50%	SOFR (Q)	4.50%		08/2031		1,806	1,806	(e)(g)
TCP Hawker Intermediate LLC		1st Lien Revolving Loan	7.75%	SOFR (Q)	3.75%		08/2029		3,384	3,384	(e)(g)
TCP Hawker Intermediate LLC		1st Lien Term Loan	9.00%	SOFR (Q)	5.00%		08/2029		6,803	6,803	(e)(f)
TCP Hawker Intermediate LLC		1st Lien Delay Draw Term Loan					08/2029		—	—	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Transit Technologies LLC		1st Lien Revolving Loan					08/2030		—	—	(e)(g)
Transit Technologies LLC		1st Lien Term Loan	8.85%	SOFR (Q)	4.75%		08/2031		3,790	3,790	(e)(f)
Transit Technologies LLC		1st Lien Term Loan	8.63%	SOFR (M)	4.50%		08/2031		204	202	(e)(f)
Transit Technologies LLC		1st Lien Delay Draw Term Loan	8.85%	SOFR (S)	4.75%		08/2031		422	422	(e)(g)
UserZoom Technologies, Inc.		1st Lien Term Loan	11.63%	SOFR (Q)	7.50%		04/2029		250	250	(e)(f)
Vamos Bidco, Inc.		1st Lien Revolving Loan	8.95%	SOFR (Q)	4.75%		01/2032		111	110	(e)(g)
Vamos Bidco, Inc.		1st Lien Term Loan	8.75%	SOFR (Q)	4.75%		01/2032		2,593	2,567	(e)(f)
Vamos Bidco, Inc.		1st Lien Delay Draw Term Loan					01/2032		—	—	(e)(g)
Victors Purchaser, LLC		1st Lien Revolving Loan					08/2031		—	—	(e)(g)
Victors Purchaser, LLC		1st Lien Term Loan	8.75%	SOFR (Q)	4.75%		08/2031		12,201	12,201	(e)(f)
Victors Purchaser, LLC		1st Lien Delay Draw Term Loan	8.75%	SOFR (Q)	4.75%		08/2031		631	631	(e)(g)
Viper Bidco, Inc.		1st Lien Revolving Loan					11/2031		—	—	(e)(g)
Viper Bidco, Inc.		1st Lien Term Loan	8.75%	SOFR (Q)	4.75%		11/2031		4,753	4,753	(e)(f)
Viper Bidco, Inc.		1st Lien Term Loan	8.72%	SONIA (Q)	4.75%		11/2031		£2,198	2,956	(e)(f)
Viper Bidco, Inc.		1st Lien Delay Draw Term Loan					11/2031		—	—	(e)(g)
VS Buyer, LLC		1st Lien Term Loan	6.56%	SOFR (Q)	2.25%		04/2031		7,524	7,503
WebPT, Inc.		1st Lien Revolving Loan	10.55%	SOFR (Q)	6.25%		01/2028		188	181	(e)(g)
WebPT, Inc.		1st Lien Term Loan	10.55%	SOFR (Q)	6.25%		01/2028		2,031	1,950	(e)(f)
Wellington Bidco Inc.		1st Lien Revolving Loan	8.75%	SOFR (Q)	4.75%		06/2030		110	110	(e)(g)
Wellington Bidco Inc.		1st Lien Term Loan	8.75%	SOFR (Q)	4.75%		06/2030		3,289	3,289	(e)(f)
Wellington Bidco Inc.		1st Lien Delay Draw Term Loan					06/2030		—	—	(e)(g)
Wellness AcquisitionCo, Inc.		1st Lien Revolving Loan					01/2029		—	—	(e)(g)
Wellness AcquisitionCo, Inc.		1st Lien Term Loan	8.93%	SOFR (S)	4.75%		01/2029		5,320	5,320	(e)(f)
Wellness AcquisitionCo, Inc.		1st Lien Delay Draw Term Loan	8.93%	SOFR (Q)	4.75%		01/2029		539	539	(e)
Wellness AcquisitionCo, Inc.		1st Lien Delay Draw Term Loan	8.93%	SOFR (Q)	4.75%		01/2029		831	831	(e)
WorkWave Intermediate II, LLC		1st Lien Revolving Loan	9.75%	SOFR (Q)	5.75%		09/2032		325	321	(e)(g)
WorkWave Intermediate II, LLC		1st Lien Term Loan	10.25% (3.12% PIK)	SOFR (Q)	6.25%		09/2032		43,124	42,693	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
										1,387,986		27.17%
Sports, Media and Entertainment
3 Step Sports LLC		1st Lien Revolving Loan					10/2028		—	—	(e)(g)
3 Step Sports LLC		1st Lien Term Loan	12.01% (1.50% PIK)	SOFR (Q)	8.00%		10/2029		1,948	1,910	(e)
3 Step Sports LLC		1st Lien Delay Draw Term Loan	12.01% (1.50% PIK)	SOFR (Q)	8.00%		10/2029		220	216	(e)(g)
Aventine Holdings II LLC		Senior Subordinated Loan	10.25% PIK				12/2030		15,562	12,138	(e)
Aventine Intermediate LLC		1st Lien Term Loan	10.10% (3.50% PIK)	SOFR (Q)	6.00%		06/2029		1,380	1,311	(e)(f)
Aventine Intermediate LLC		1st Lien Delay Draw Term Loan	10.10% (3.50% PIK)	SOFR (Q)	6.00%		06/2029		546	519	(e)
Bad Vibes Forever, LLC and Bad Vibes Forever Publishing, LLC		1st Lien Term Loan	9.68%	SOFR (S)	5.50%		06/2032		537	529	(e)
Creative Artists Agency, LLC		1st Lien Term Loan	6.66%	SOFR (M)	2.50%		10/2031		8,219	8,228	(f)
Fever Labs, Inc.		1st Lien Revolving Loan	11.00%				11/2028		2,739	2,739	(e)(g)
Fever Labs, Inc.		1st Lien Term Loan	11.00%				11/2028		3,806	3,806	(e)
Fever Labs, Inc.		1st Lien Delay Draw Term Loan	11.00%				11/2028		818	817	(e)(g)
Global Music Rights, LLC		1st Lien Revolving Loan					12/2031		—	—	(e)(g)
Global Music Rights, LLC		1st Lien Term Loan	8.50%	SOFR (Q)	4.50%		12/2031		64,370	64,370	(e)(f)
League One Volleyball Clubs, LLC		1st Lien Delay Draw Term Loan	10.62%	SOFR (Q)	6.50%		01/2030		1	1	(e)(g)
Legends Hospitality Holding Company, LLC		1st Lien Revolving Loan	9.16%	SOFR (M)	5.00%		08/2030		60	60	(e)(g)
Legends Hospitality Holding Company, LLC		1st Lien Term Loan	9.71% (2.75% PIK)	SOFR (Q)	5.50%		08/2031		6,151	6,151	(e)(f)
Legends Hospitality Holding Company, LLC		1st Lien Delay Draw Term Loan	9.19%	SOFR (Q)	5.00%		08/2031		219	219	(e)(g)
NEP Group, Inc.		1st Lien Term Loan	9.21% (1.50% PIK)	SOFR (Q)	4.75%		08/2026		18,223	18,072
NEP Group, Inc.		1st Lien Term Loan	8.46% (1.50% PIK)	SOFR (Q)	4.00%		08/2026		7,313	7,276
Production Resource Group, L.L.C.		1st Lien Delay Draw Term Loan	11.65% PIK	SOFR (Q)	7.50%		08/2029		1,143	1,142	(e)
Production Resource Group, L.L.C.		1st Lien Delay Draw Term Loan	11.96% PIK	SOFR (M)	7.50%		08/2029		52	52	(e)
Production Resource Group, L.L.C.		1st Lien Delay Draw Term Loan	9.97% PIK	SOFR (Q)	5.50%		08/2029		51	51	(e)
Production Resource Group, L.L.C.		1st Lien Term Loan					08/2029		1,068	310	(e)(i)
Professional Fighters League, LLC		1st Lien Term Loan	14.00% PIK				01/2026		879	878	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Professional Fighters League, LLC		2nd Lien Delay Draw Term Loan	16.00% PIK				01/2026			9	9	(e)
Shout! Factory, LLC		1st Lien Revolving Loan	9.25%	SOFR (Q)	5.25%		06/2031			15	14	(e)(g)
Shout! Factory, LLC		1st Lien Term Loan	9.25%	SOFR (Q)	5.25%		06/2031			669	659	(e)(f)
Storm Investment S.a.r.l.	Luxembourg	1st Lien Term Loan	3.75%				06/2029			€9,193	10,794	(e)
Voldex Entertainment Limited	United Kingdom	1st Lien Term Loan	11.25%	SOFR (Q)	7.25%		01/2029			21	21	(e)
WideOpenWest Finance, LLC		1st Lien Term Loan	11.58%	SOFR (Q)	7.00%		12/2028			2,181	2,224	(f)
WRE Sports Investments LLC		1st Lien Term Loan	11.00% (5.50% PIK)				07/2031			7,354	7,354	(e)
WRE Sports Investments LLC		1st Lien Delay Draw Term Loan	11.00% (5.50% PIK)				07/2031			408	408	(e)(g)
											152,278		2.98%
Technology Hardware and Equipment
Chariot Buyer LLC		1st Lien Revolving Loan					01/2029			—	—	(e)(g)
Chariot Buyer LLC		1st Lien Term Loan	7.16%	SOFR (M)	3.00%		09/2032			6,913	6,916	(f)
ConnectWise, LLC		1st Lien Term Loan	7.76%	SOFR (Q)	3.50%		09/2028			5,542	5,548	(f)
Cotiviti Holdings, Inc.		1st Lien Term Loan	7.03%	SOFR (M)	2.75%		03/2032			5,486	5,381
Emerald Debt Merger Sub LLC		1st Lien Term Loan	6.45%	SOFR (Q)	2.25%		05/2030			6,415	6,394	(f)
Excelitas Technologies Corp.		1st Lien Term Loan	9.41%	SOFR (M)	5.25%		08/2029			2,092	2,092	(e)(f)
Excelitas Technologies Corp.		1st Lien Delay Draw Term Loan					08/2029			—	—	(e)(g)
FL Hawk Intermediate Holdings, Inc.		1st Lien Revolving Loan					02/2029			—	—	(e)(g)
FL Hawk Intermediate Holdings, Inc.		1st Lien Term Loan	8.66%	SOFR (M)	4.50%		02/2030			10,846	10,846	(e)(f)
MWG BidCo ApS	Denmark	1st Lien Term Loan	9.22%	CIBOR (Q)	7.25%		02/2028		DKK	20,066	3,156	(e)
MWG BidCo ApS	Denmark	1st Lien Delay Draw Term Loan	9.63%	EURIBOR (S)	7.25%		02/2028		DKK	4,934	776	(e)
MWG BidCo ApS	Denmark	1st Lien Delay Draw Term Loan	9.43%	CIBOR (S)	7.25%		02/2028		DKK	1,712	269	(e)
Repairify, Inc.		1st Lien Revolving Loan	9.56%	SOFR (Q)	5.25%		06/2027			540	540	(e)(g)
Repairify, Inc.		1st Lien Term Loan	9.25%	SOFR (S)	5.25%		06/2027			3,427	3,427	(e)(f)
Repairify, Inc.		1st Lien Term Loan	9.40%	SOFR (Q)	5.25%		06/2027			554	554	(e)(f)
											45,899		0.90%
Telecommunication Services
CB-SDG Limited	United Kingdom	1st Lien Term Loan					04/2028			£1,957	924	(e)(i)
Delta Topco, Inc.		1st Lien Term Loan	7.02%	SOFR (M)	2.75%		11/2029			12,520	12,367	(f)
Hamsard 3713 Limited	United Kingdom	1st Lien Term Loan	8.61%	EURIBOR (Q)	6.61%		11/2030			€8,541	10,027	(e)
Hamsard 3713 Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.99%	SOFR (Q)	6.61%		11/2030			€3,968	4,659	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Lumen Technologies Inc		1st Lien Term Loan	6.63%	SOFR (M)	2.35%		04/2029		34,394	34,141
Lumen Technologies Inc		1st Lien Term Loan	6.63%	SOFR (M)	2.35%		04/2030		2,494	2,476
Panther NewCo	France	1st Lien Term Loan	7.18%	EURIBOR (Q)	5.18%		05/2029		€8,250	9,686	(e)
Panther NewCo	France	1st Lien Delay Draw Term Loan	7.18%	EURIBOR (Q)	5.18%		05/2029		€2,798	3,285	(e)
Panther NewCo	France	1st Lien Delay Draw Term Loan	7.75%	EURIBOR (Q)	5.75%		05/2029		€4,663	5,475	(e)(g)
Ristretto Bidco B.V.		1st Lien Revolving Loan					12/2030		—	—	(e)(g)
Ristretto Bidco B.V.		1st Lien Term Loan	10.54% (3.50% PIK)	SOFR (Q)	6.50%		12/2030		26,618	26,352	(e)(f)
Ristretto Bidco B.V.		1st Lien Delay Draw Term Loan	10.54% (3.50% PIK)	SOFR (Q)	6.50%		12/2030		1,972	1,952	(e)(g)
Zayo Group Holdings, Inc.		1st Lien Term Loan	7.77% PIK	SOFR (M)	3.50%		03/2030		10,988	10,826
										122,170		2.39%
Transportation
Draken Bidco Limited	United Kingdom	1st Lien Term Loan	11.48%	SOFR (S)	6.75%		07/2029		10,560	10,560	(e)(f)
Draken Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.26%	SOFR (S)	6.75%		07/2029		1,440	1,440	(e)
First Student Bidco Inc.		1st Lien Term Loan	6.71%	SOFR (Q)	2.50%		08/2030		7,257	7,258	(f)
FTAI Infrastructure Inc. (Railco)			8.20%	SOFR (S)	4.00%		08/2026		26,817	26,348	(e)
Neovia Logistics, LP		1st Lien Term Loan	13.18% (8.50% PIK)	SOFR (Q)	9.00%		11/2027		485	485	(e)
Zeppelin US Buyer Inc.		1st Lien Revolving Loan	8.92%	SOFR (M)	4.75%		08/2032		23	22	(e)(g)
Zeppelin US Buyer Inc.		1st Lien Term Loan	8.93%	SOFR (Q)	4.75%		08/2032		402	399	(e)(f)
Zeppelin US Buyer Inc.		1st Lien Delay Draw Term Loan					08/2032		—	—	(e)(g)
										46,512		0.91%
Utilities
Lackawanna Energy Center LLC		1st Lien Term Loan	7.25%	SOFR (M)	3.00%		08/2032		2,793	2,813
Semper Holding BV	Netherlands	1st Lien Term Loan	7.70%	EURIBOR (Q)	5.70%		02/2031		€29,853	35,049	(e)(f)
Watt Holdco Limited	Ireland	1st Lien Term Loan	7.27%	EURIBOR (Q)	5.25%		09/2031		€3,000	3,522	(e)
Watt Holdco Limited	Ireland	1st Lien Delay Draw Term Loan	7.28%	EURIBOR (Q)	5.25%		09/2031		€73	86	(e)(g)
										41,470		0.81%

TOTAL SENIOR LOANS (Cost $5,380,614)										5,406,237		105.84%

SUBORDINATED LOANS(b)(c)(d)
Capital Goods
OPH NEP Investment, LLC		Senior Subordinated Loan	10.00% (7.00% PIK)				05/2032		10,692	10,477	(e)
										10,477		0.21%
Commercial and Professional Services

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Argenbright Holdings V, LLC		Senior Subordinated Loan	13.52% (6.94% PIK)	SOFR (Q)	9.25%		11/2028		3,265	3,266	(e)(g)
Argenbright Holdings V, LLC		Senior Subordinated Loan	13.68% (6.94% PIK)	SOFR (Q)	9.25%		11/2028		53	52	(e)
TVG-MGT Upper Intermediate Holdings, LLC		Senior Subordinated Loan	14.00% PIK				08/2031		452	439	(e)
VRC Companies, LLC		Senior Subordinated Loan	12.00% (2.00% PIK)				06/2028		27	27	(e)
										3,784		0.07%
Consumer Durables and Apparel
Centric Brands TopCo, LLC		Senior Subordinated Loan	10.75%	SOFR (Q)	6.50%		02/2031		814	814	(e)
Centric Brands TopCo, LLC		Senior Subordinated Loan	12.25% PIK	SOFR (Q)	8.00%		02/2031		992	992	(e)
										1,806		0.04%
Financial Services
BCC Blueprint Investments, LLC		Senior Subordinated Loan	9.30% PIK				09/2026		874	874	(e)
eCapital Finance Corp.	Canada	Senior Subordinated Loan	12.13%	SOFR (M)	7.75%		12/2028		30,741	30,741	(e)
eCapital Finance Corp.	Canada	Senior Subordinated Loan	12.13%	SOFR (M)	7.75%		12/2028		2,803	2,803	(e)
eCapital Finance Corp.	Canada	Senior Subordinated Loan	12.17%	SOFR (M)	7.75%		12/2028		20,621	20,620	(e)
eCapital Finance Corp.	Canada	Senior Subordinated Loan	12.88%	SOFR (M)	8.50%		12/2028		3,793	3,793	(e)
eCapital Finance Corp.	Canada	Senior Subordinated Loan	11.52%	SOFR (M)	7.25%		10/2029		1,532	1,532	(e)
Gapco Aiv Interholdco (CP), L.P.		Senior Subordinated Loan	10.75% PIK	SOFR (Q)	6.75%		03/2033		2,622	2,623	(e)
Gapco Aiv Interholdco (CP), L.P.		Senior Subordinated Loan	10.75% PIK	SOFR (Q)	6.75%		03/2033		4,227	4,227	(e)
HighTower Holding, LLC		Senior Subordinated Loan	6.75%				04/2029		3,280	3,236
Midcap Financial Issuer Trust		Senior Subordinated Loan	6.50%				05/2028		11,483	11,406
TriplePoint Venture Growth BDC Corp		Senior Subordinated Loan	8.11%				02/2028		17,100	17,408	(e)
TVG-TMG Topco, Inc.		Senior Subordinated Loan	12.00% PIK				03/2029		4,185	4,185	(e)
										103,448		2.03%
Food, Beverage and Tobacco
Forward Keystone Holdings, LP		Senior Subordinated Loan	15.00% (8.00% PIK)				03/2029		3,760	3,760	(e)
Forward Keystone Holdings, LP		Senior Subordinated Loan	15.00% (8.00% PIK)				03/2029		140	140	(e)(g)
Primo Water Holdings Inc / Triton Water Holdings Inc		Senior Subordinated Loan	6.25%				04/2029		100	100
										4,000		0.08%
Health Care Equipment and Services
AmeriVet Partners Management, Inc.		Senior Subordinated Loan	8.25% PIK				12/2030		8,870	7,362	(e)
AmeriVet Partners Management, Inc.		Senior Subordinated Loan	8.25% PIK				12/2030		1,423	1,181	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
											8,543		0.17%
Insurance
15484910 Canada Inc.	Canada	Senior Subordinated Loan	14.00% PIK				04/2035		CAD	2,191	1,574	(e)
15484910 Canada Inc.	Canada	Senior Subordinated Loan					04/2035		CAD	—	—	(e)(g)
Slaine Holdings LLC		Senior Subordinated Loan	10.91%	SOFR (M)	6.75%		05/2030			6,056	5,935	(e)
Slaine Holdings LLC		Senior Subordinated Loan					05/2030			—	—	(e)(g)
Slaine Holdings LLC		Senior Subordinated Loan					05/2030			—	—	(e)(g)
											7,509		0.15%
Pharmaceuticals, Biotechnology and Life Sciences
Cardinal Topco Holdings, LP		Senior Subordinated Loan	11.00% PIK				03/2027			11	11	(e)
											11		—%
Software and Services
BCTO Ignition Purchaser, Inc.		Senior Subordinated Loan	11.83% PIK	SOFR (Q)	7.50%		10/2030			1,067	1,068	(e)
BCTO Ignition Purchaser, Inc.		Senior Subordinated Loan	11.83% PIK	SOFR (Q)	7.50%		10/2030			599	599	(e)
Cascade Intermediate II, Inc.		Senior Subordinated Loan	13.00% PIK				09/2033			440	431	(e)
Practicetek Midco, LLC		Senior Subordinated Loan	14.00% PIK				08/2030			10,808	10,808	(e)
WPT Intermediate Holdco, Inc.		Senior Subordinated Loan	13.25% PIK				05/2029			21,709	20,189	(e)
											33,095		0.65%
Sports, Media & Entertainment
22 HoldCo Limited	United Kingdom	Senior Subordinated Loan	11.75% PIK	SONIA (S)	7.50%		08/2033			£2,169	2,917	(e)
22 HoldCo Limited	United Kingdom	Senior Subordinated Loan	11.75% PIK	SONIA (S)	7.50%		08/2033			£3,536	4,756	(e)
Eagle Football Holdings BidCo Limited	United Kingdom	Senior Subordinated Loan					01/2027			210	121	(e)(i)
Eagle Football Holdings BidCo Limited	United Kingdom	Senior Subordinated Loan					12/2028			1,688	969	(e)(i)
Eagle Football Holdings BidCo Limited	United Kingdom	Senior Subordinated Loan	19.00% PIK				12/2028			17	17	(e)
											8,780		0.17%
Transportation
Nordic Ferry Infrastructure AS	Norway	Senior Subordinated Loan	9.29%	NIBOR (Q)	5.00%		11/2031		NOK	207,385	20,781	(e)
Nordic Ferry Infrastructure AS	Norway	Senior Subordinated Loan	7.03%	EURIBOR (Q)	5.00%		11/2031			€17,459	20,498	(e)
											41,279		0.81%
Utilities
BNZ TopCo B.V.	Netherlands	Senior Subordinated Loan	8.25%	EURIBOR (Q)	6.25%		10/2030			€3,980	4,579	(e)(g)
											4,579		0.09%

TOTAL SUBORDINATED LOANS (Cost $222,100)											227,311		4.45%

CORPORATE BONDS(b)(c)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Capital Goods
CP Atlas Buyer Inc			12.75%				01/2031		12,163	12,148	(d)
VistaJet Malta Finance PLC / Vista Management Holding Inc	Malta		9.50%				06/2028		6,105	6,357	(d)
VistaJet Malta Finance PLC / Vista Management Holding Inc	Malta		6.38%				02/2030		13,163	12,829	(d)
Wilsonart LLC			11.00%				08/2032		9,616	9,361	(d)
										40,695		0.80%
Commercial and Professional Services
LABL, Inc.			8.63%				10/2031		5,000	3,673	(d)
NBLY 2021-1			3.58%				04/2051		24	23	(d)(e)
Neptune BidCo US Inc.			9.29%				04/2029		8,991	8,817	(d)
										12,513		0.24%
Consumer Services
AUTHB 2021-1			3.73%				07/2051		24	22	(d)(e)
SERV 2020-1			3.34%				01/2051		23	21	(d)(e)
										43		—%
Energy
Enviva Partners LP / Enviva Partners Finance Corp							01/2026		17,217	—	(d)(e)(i)
ITT Holdings LLC			6.50%				08/2029		14,264	14,023	(d)
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp			6.00%				12/2030		10,093	9,971	(d)
Transocean Inc.	Cayman Islands		6.80%				03/2038		8,968	7,609
										31,603		0.62%
Equity Real Estate Investment Trusts (REITs)
Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL			4.50%				04/2027		8,321	8,173	(d)
Iron Mountain Inc			5.25%				07/2030		4,089	4,043	(d)
										12,216		0.24%
Financial Services
Antenore Bidco SpA	Italy		8.69%				10/2030		€3,550	4,168	(e)
Trinity Capital Inc			7.54%				10/2027		20,300	20,542	(e)
WAX 2022-1			5.50%				03/2052		18,383	18,153	(d)(e)
										42,863		0.84%
Health Care Equipment and Services
Team Health Holdings, Inc.			8.38%				06/2028		6,000	6,129	(d)
										6,129		0.12%
Insurance
SQ ABS Issuer, LLC			7.80%				10/2039		733	734	(e)
SQ ABS Issuer, LLC			9.65%				10/2039		489	489	(e)
										1,223		0.02%

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Materials
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc	Ireland		4.13%				08/2026		4,224	4,055	(d)
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc	Ireland		5.25%				08/2027		27,645	10,505	(d)
Chemours Company, The			5.75%				11/2028		2,864	2,794	(d)
Trident TPI Holdings, Inc.			12.75%				12/2028		6,102	6,506	(d)
										23,860		0.47%
Pharmaceuticals, Biotechnology and Life Sciences
1261229 B.C. Ltd.	Canada		10.00%				04/2032		7,500	7,688	(d)
Igea Bidco S.p.A.	Italy		9.33%				09/2031		€3,651	4,286	(e)
										11,974		0.23%
Software and Services
Cloud Software Group, Inc.			8.25%				06/2032		3,400	3,608	(d)
										3,608		0.07%
Sports, Media & Entertainment
ANGI Group LLC			3.88%				08/2028		4,959	4,661	(d)
Scripps Escrow II Inc			3.88%				01/2029		10,416	9,176	(d)
										13,837		0.27%
Telecommunication Services
Zayo Group Holdings, Inc.			5.75%				03/2030		15,719	15,236	(d)
										15,236		0.30%

TOTAL CORPORATE BONDS (Cost $217,022)										215,800		4.22%

COLLATERALIZED LOAN OBLIGATIONS - DEBT(b)(c)(d)(e)
ABPCI 2022-11A ER	Cayman Islands		11.31%	SOFR (Q)	7.00%		01/2038		7,000	6,915
ABPCI 2023-12A ER	Jersey		12.54%	SOFR (Q)	8.25%		07/2037		2,850	2,873
ABPCI 2025-20A E			10.56%	SOFR (Q)	6.25%		04/2037		1,450	1,455
AIMCO 2024-22A E	Jersey		10.83%	SOFR (Q)	6.50%		04/2037		3,000	3,044
ANCHC 2019-13A ERR	Cayman Islands		10.82%	SOFR (Q)	6.50%		04/2038		5,000	5,067
ANCHF 2020-12A E	Cayman Islands		6.91%				10/2038		1,000	910
ATRM 14A ER	Cayman Islands		10.82%	SOFR (Q)	6.50%		10/2037		5,600	5,659
ATRM 15A ER	Cayman Islands		10.82%	SOFR (Q)	6.50%		07/2037		3,350	3,378
BABSN 2023-1A ER	Cayman Islands		11.03%	SOFR (Q)	6.70%		04/2038		900	928
BALLY 2024-26A D	Cayman Islands		10.42%	SOFR (Q)	6.10%		07/2037		1,800	1,826
BSP 2016-9A ER2	Cayman Islands		10.23%	SOFR (Q)	5.90%		10/2037		3,125	3,174
BSP 2018-14A ER	Cayman Islands		10.48%	SOFR (Q)	6.15%		10/2037		5,500	5,586
BSP 2022-28A ER	Cayman Islands		9.73%	SOFR (Q)	5.40%		10/2037		500	504

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)	% of Net Assets
BSP 2023-30A ER	Jersey		9.77%	SOFR (Q)	5.45%		04/2038		2,000	2,019
BSP 2023-31A ER	Jersey		11.49%	SOFR (Q)	7.17%		04/2038		375	388
BSP 2024-38A E	Cayman Islands		9.32%	SOFR (Q)	5.00%		01/2038		3,750	3,764
BSP 2025-39A E	Cayman Islands		8.76%	SOFR (Q)	4.50%		04/2038		1,825	1,833
CAVU 2021-1A ER	Cayman Islands		11.32%	SOFR (Q)	7.00%		07/2037		1,250	1,260
CAVU 2022-2A D2R	Cayman Islands		8.34%				03/2038		2,575	2,620
CAVU 2022-2A ER	Cayman Islands		10.78%	SOFR (Q)	6.45%		03/2038		2,950	3,010
CEDF 2019-10A ER2	Cayman Islands		11.08%	SOFR (Q)	6.75%		10/2037		1,000	1,003
CGMS 2019-2A ER2	Cayman Islands		11.32%	SOFR (Q)	7.00%		10/2037		4,388	4,508
CGMS 2020-1A DRR	Cayman Islands		9.28%	SOFR (Q)	4.95%		01/2038		3,750	3,774
CGMS 2022-2A ER	Cayman Islands		11.28%	SOFR (Q)	6.95%		01/2038		2,850	2,903
CGMS 2022-5A ER	Cayman Islands		11.42%	SOFR (Q)	7.10%		10/2037		4,190	4,265
CGMS 2024-1A E	Cayman Islands		11.24%	SOFR (Q)	6.92%		04/2037		1,096	1,111
CGMS 2024-3A E	Cayman Islands		10.72%	SOFR (Q)	6.40%		07/2036		3,250	3,307
CGMS 2024-5A E	Cayman Islands		9.97%	SOFR (Q)	5.65%		10/2036		1,500	1,516
CIFC 2018-1A ER	Cayman Islands		9.58%	SOFR (Q)	5.25%		01/2038		830	834
CIFC 2018-5A ER	Cayman Islands		10.92%	SOFR (Q)	6.60%		07/2038		650	657
CIFC 2020-4A ER	Cayman Islands		9.22%	SOFR (Q)	4.90%		01/2040		5,500	5,542
CIFC 2021-4A ER	Cayman Islands		10.52%	SOFR (Q)	6.20%		07/2037		1,000	1,012
CIFC 2021-5A ER	Cayman Islands		9.42%	SOFR (Q)	5.10%		01/2038		3,883	3,870
CIFC 2022-6A ER	Cayman Islands		10.07%	SOFR (Q)	5.75%		10/2038		438	441
CIFC 2022-7A ER	Cayman Islands		9.68%	SOFR (Q)	5.35%		01/2038		688	696
CIFC 2024-1A E	Cayman Islands		10.93%	SOFR (Q)	6.60%		04/2037		375	381
CIFC 2024-5A E	Cayman Islands		9.48%	SOFR (Q)	5.15%		01/2038		4,000	4,037
CPTPK 2024-1A E	Jersey		10.33%	SOFR (Q)	6.00%		07/2037		1,750	1,771
DRSLF 2022-104A ER	Cayman Islands		11.60%	SOFR (Q)	7.40%		08/2034		5,756	5,796
ELM12 2021-5A ER	Cayman Islands		10.22%	SOFR (Q)	5.90%		10/2037		1,475	1,479
ELM24 2023-3A ER	Cayman Islands		9.42%	SOFR (Q)	5.10%		01/2038		2,000	2,001
ELM30 2024-6A E	Cayman Islands		9.57%	SOFR (Q)	5.25%		07/2037		1,250	1,254
ELM37 2024-13A E1	Cayman Islands		9.07%	SOFR (Q)	4.75%		01/2038		3,000	3,026
ELM38 2025-1A E	Cayman Islands		8.78%	SOFR (Q)	4.50%		04/2038		1,500	1,501
ELM40 2025-3A E	Cayman Islands		9.53%	SOFR (Q)	5.25%		03/2038		1,750	1,773
ELM42 2025-5A E	Cayman Islands		10.78%	SOFR (Q)	6.50%		03/2038		1,200	1,241
ELMW2 2019-2A ERR	Cayman Islands		10.08%	SOFR (Q)	5.75%		10/2037		1,400	1,405
ELMW4 2020-1A ER	Cayman Islands		10.48%	SOFR (Q)	6.15%		04/2037		2,738	2,724

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)	% of Net Assets
ELMW8 2021-1A ER	Cayman Islands		10.58%	SOFR (Q)	6.25%		04/2037		3,000	2,985
EMPWR 2023-3A E	Jersey		12.15%	SOFR (Q)	7.82%		01/2037		500	505
FLAT 2023-2A E	Jersey		12.15%	SOFR (Q)	7.83%		01/2037		750	763
GLM 2022-12A ER	Jersey		10.03%	SOFR (Q)	5.70%		07/2037		2,100	2,113
GNRT 2022-10A ER	Cayman Islands		9.23%	SOFR (Q)	4.90%		01/2038		2,750	2,663
GNRT 2024-15A E	Cayman Islands		11.03%	SOFR (Q)	6.70%		07/2037		1,075	1,086
GNRT 2A ER2	Cayman Islands		11.68%	SOFR (Q)	7.35%		10/2037		250	249
GNRT 6A ER2	Cayman Islands		11.58%	SOFR (Q)	7.25%		10/2037		1,820	1,843
GNRT 9A ER	Cayman Islands		10.68%	SOFR (Q)	6.35%		01/2038		2,000	1,970
HAMLN 2024-1A E	Jersey		9.73%	SOFR (Q)	5.40%		10/2037		2,018	2,035
INVCO 2023-2A ER	Jersey		12.21%	SOFR (Q)	7.88%		04/2038		1,600	1,673
KKR 2024-53A E	Cayman Islands		10.82%	SOFR (Q)	6.50%		01/2038		2,235	2,285
KKR 44A D	Cayman Islands		9.33%	SOFR (Q)	5.00%		01/2036		3,800	3,839
MAGNE 2022-33A ER	Cayman Islands		9.88%	SOFR (Q)	5.55%		10/2037		5,875	5,918
MAGNE 2024-41A E	Cayman Islands		9.22%	SOFR (Q)	4.90%		01/2038		2,313	2,337
MAGNE 2024-42A E	Cayman Islands		9.32%	SOFR (Q)	5.00%		01/2038		2,125	2,147
MAGNE 2025-43A E	Cayman Islands		10.80%	SOFR (Q)	6.50%		07/2038		1,380	1,426
MDPK 2014-14A FR	Cayman Islands		12.36%	SOFR (Q)	8.03%		10/2030		1,000	869
MDPK 2016-20A ERR	Cayman Islands		10.71%	SOFR (Q)	6.40%		10/2037		2,728	2,736
MDPK 2018-30A D2R	Cayman Islands		8.50%				07/2037		750	760
MDPK 2018-31A ER	Cayman Islands		10.72%	SOFR (Q)	6.40%		07/2037		650	654
MDPK 2018-32A ER2	Cayman Islands		10.73%	SOFR (Q)	6.40%		07/2037		6,050	6,084
MDPK 2019-34A ERR	Cayman Islands		10.82%	SOFR (Q)	6.50%		10/2037		1,700	1,716
MDPK 2021-59A ER	Cayman Islands		10.73%	SOFR (Q)	6.40%		04/2037		2,860	2,873
MDPK 2022-60A ER	Cayman Islands		10.82%	SOFR (Q)	6.50%		10/2037		5,625	5,690
MDPK 2023-61A E	Jersey		12.01%	SOFR (Q)	7.68%		01/2037		500	508
MDPK 2023-63A ER	Cayman Islands		10.33%	SOFR (Q)	6.00%		07/2038		1,500	1,522
MDPK 2024-66A E	Cayman Islands		9.83%	SOFR (Q)	5.50%		10/2037		2,500	2,524
MDPK 2024-68A E	Cayman Islands		9.43%	SOFR (Q)	5.10%		01/2038		2,375	2,385
NEUB 2025-60A E	Cayman Islands		10.81%	SOFR (Q)	6.48%		04/2039		2,100	2,163
NMC CLO-2A ER	Cayman Islands		10.02%	SOFR (Q)	5.70%		01/2038		938	943
OAKC 2016-13A ER2	Cayman Islands		10.08%	SOFR (Q)	5.75%		10/2037		1,220	1,230
OAKC 2019-3A ER2	Cayman Islands		9.33%	SOFR (Q)	5.00%		01/2038		783	788
OAKC 2020-6A ER2	Cayman Islands		9.58%	SOFR (Q)	5.25%		10/2037		1,100	1,105
OAKC 2021-10RA E	Cayman Islands		9.13%	SOFR (Q)	4.85%		07/2038		1,800	1,809

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)	% of Net Assets
OAKC 2021-9A ER	Cayman Islands		9.83%	SOFR (Q)	5.50%		10/2037		2,050	2,068
OCP 2015-10A ER3	Cayman Islands		9.66%	SOFR (Q)	5.35%		01/2038		1,000	1,010
OCP 2025-43A E	Cayman Islands		10.78%	SOFR (Q)	6.50%		07/2038		600	617
OCPA 2023-29A ER	Jersey		9.33%	SOFR (Q)	5.00%		01/2036		1,000	986
OCPA 2025-41A D2	Cayman Islands		8.00%				04/2037		1,500	1,506
OCT61 2023-2A ER	Cayman Islands		12.22%	SOFR (Q)	7.89%		04/2038		850	888
OCT63 2024-2A E	Cayman Islands		10.83%	SOFR (Q)	6.50%		07/2037		1,167	1,188
OHACP 2024-17A E	Cayman Islands		9.33%	SOFR (Q)	5.00%		01/2038		3,000	3,030
PIPK 2025-18A E	Cayman Islands		10.04%	SOFR (Q)	5.75%		04/2038		1,250	1,278
PXLY 2024-1A E	Cayman Islands		9.32%	SOFR (Q)	5.00%		01/2037		6,550	6,622
RRAM 2025-37A D	Cayman Islands		8.97%	SOFR (Q)	4.65%		04/2038		1,063	1,059
SERPK 2025-1A E	Cayman Islands		8.82%	SOFR (Q)	4.85%		10/2038		1,850	1,861
SIXST 2022-21A ER	Cayman Islands		10.08%	SOFR (Q)	5.75%		10/2037		2,025	2,051
SIXST 2024-27A E	Cayman Islands		9.57%	SOFR (Q)	5.25%		01/2038		1,750	1,767
SIXST 2025-28A E	Cayman Islands		9.78%	SOFR (Q)	5.45%		04/2038		425	431
STKPK 2022-1A ER	Jersey		10.47%	SOFR (Q)	6.15%		10/2037		1,688	1,695
SYMP 2022-33A E1R	Jersey		9.67%	SOFR (Q)	5.35%		01/2038		1,250	1,222
SYMP 2023-40A ER	Bermuda		9.57%	SOFR (Q)	5.25%		01/2038		1,500	1,510
TCIFC 2024-2A E	Cayman Islands		9.57%	SOFR (Q)	5.25%		01/2037		4,100	4,143
VOYA 2021-3A D2R	Cayman Islands		8.15%				04/2038		1,875	1,908
VOYA 2021-3A ER	Cayman Islands		10.16%	SOFR (Q)	5.90%		04/2038		2,500	2,555
VOYA 2024-1A E	Cayman Islands		10.97%	SOFR (Q)	6.65%		04/2037		1,682	1,708
VOYA 2025-2A E	Cayman Islands		10.55%	SOFR (Q)	6.25%		07/2038		2,775	2,820
WILDPK 2024-1A E	Jersey		10.08%	SOFR (Q)	5.75%		10/2037		1,118	1,132
										237,292	4.65%

TOTAL COLLATERALIZED LOAN OBLIGATIONS - DEBT (Cost $235,076)										237,292	4.65%

COLLATERALIZED LOAN OBLIGATIONS - EQUITY(d)(e)
AIMCO 2020-11A SUB	Cayman Islands		19.04%				10/2034		7,971	6,268
AIMCO 2021-16A SUB	Cayman Islands		13.78%				07/2037		5,882	4,029
AIMCO 2023-20A SUB	Cayman Islands		12.00%				10/2036		1,500	1,237
AIMCO 2024-22A SUB	Jersey		13.07%				04/2037		700	541
AIMCO 2025-23A SUB	Cayman Islands		15.65%				04/2038		8,870	8,656
AIMCO CLO 28, LTD.			19.60%				07/2099		1,711	1,711
ANCHC 2021-20A SUB	Cayman Islands		5.85%				01/2035		3,500	1,413

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)	% of Net Assets
ANCHC 2021-20X SUB	Cayman Islands		1.91%				01/2035		1,150	464
ANCHF 2015-1A SBR2	Cayman Islands						07/2037		4,860	3,843
ANCHF 2015-2A SBR	Cayman Islands						04/2038		4,550	3,483
ANCHF 2016-3A SUBR	Cayman Islands						01/2039		3,360	2,283
ANCHF 2016-4A SUB	Cayman Islands						04/2039		4,830	3,498
ANCHF 2018-5A SUB2	Cayman Islands						04/2036		4,682	315
ANCHF 2018-6A SUB2	Cayman Islands						07/2036		1,800	106
ANCHF 2019-7A SUB2	Cayman Islands						04/2037		1,420	758
ANCHF 2019-8A SUB	Cayman Islands						07/2037		404	197
ANCHF 2019-9A SUB	Cayman Islands						10/2037		930	623
ANCHF 2020-10A SUB	Cayman Islands						04/2038		1,731	1,151
ANCHF 2025-18A SUB	Cayman Islands						10/2040		18,608	18,595
ATRM 14A SUB	Cayman Islands		16.20%				10/2037		17,839	9,071
ATRM 14X SUB	Cayman Islands		11.70%				10/2037		510	260
ATRM 15A SUB	Cayman Islands		8.17%				01/2031		4,080	1,712
BALLY 2022-21X SUB	Jersey		11.91%				10/2037		2,730	2,225
BALLY 2024-26A SUB	Cayman Islands		14.33%				07/2037		2,760	1,739
BCC 2017-2A SUB	Cayman Islands		8.17%				07/2037		5,051	2,425
BCC 2018-1A SUB	Cayman Islands						04/2031		1,420	28
BCC 2019-2A SUB	Cayman Islands		6.70%				10/2032		810	261
BCC 2021-2A SUB	Cayman Islands		7.30%				07/2034		1,000	346
BCC 2022-1A SUB	Cayman Islands		10.75%				04/2035		10,016	3,623
BCC 2024-2A SUB	Jersey		13.67%				07/2037		1,620	1,201
BERRY 2024-1A M	Jersey						10/2037		3,580	206
BERRY 2024-1A SUB	Jersey		13.20%				10/2037		3,580	2,660
BSP 2024-37A SUB	Cayman Islands		15.60%				01/2038		6,670	6,671
CEDF 2021-14A SUB	Cayman Islands		18.05%				07/2033		1,450	674
CGMS 2018-3A SUB	Cayman Islands						10/2030		750	46
CGMS 2018-4A SUB	Cayman Islands		11.33%				01/2031		3,487	1,502
CGMS 2019-3A SUB	Cayman Islands		9.96%				04/2037		4,600	2,750
CGMS 2021-2A SUB	Cayman Islands		16.58%				04/2038		6,457	4,266
CGMS 2021-4A SUB	Cayman Islands		8.43%				04/2034		3,060	1,850
CGMS 2021-5A SUB	Cayman Islands		14.45%				03/2038		500	280
CGMS 2021-8A SUBA	Cayman Islands		12.36%				10/2034		1,162	690
CGMS 2022-6A SUB	Cayman Islands		5.86%				10/2038		780	674

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)	% of Net Assets
CGMS 2023-1A SUB	Cayman Islands		15.18%				07/2037		8,000	6,174
CGMS 2023-2A SUB	Cayman Islands		17.03%				07/2038		8,377	6,824
CGMS 2023-5A SUB	Cayman Islands		7.94%				01/2036		3,080	2,626
CGMS 2024-3A SUB	Cayman Islands		12.65%				07/2036		3,750	2,697
CGMS 2024-5A INC	Cayman Islands		12.70%				10/2036		2,580	2,136
CIFC 2015-4A SUB	Cayman Islands		6.46%				04/2034		2,252	652
CIFC 2018-1A SUB	Cayman Islands		13.50%				01/2038		3,982	1,500
CIFC 2018-5A SUB	Cayman Islands		14.30%				07/2038		500	265
CIFC 2019-1A SUB	Cayman Islands		15.41%				10/2037		3,065	1,759
CIFC 2019-5A INC	Cayman Islands						10/2038		1,230	750
CIFC 2019-7A SUBR	Cayman Islands						10/2038		6,792	2,378
CIFC 2020-3A SUB	Cayman Islands		13.00%				10/2034		1,141	695
CIFC 2021-2A SUB	Cayman Islands		12.25%				04/2034		3,080	1,647
CIFC 2021-5A SUB	Cayman Islands		14.37%				01/2038		7,301	4,533
CIFC 2021-7A SUB	Cayman Islands		24.18%				01/2035		250	163
CIFC 2022-2A SUBB	Cayman Islands		19.95%				04/2035		1,900	1,350
CIFC 2024-3A SUB	Cayman Islands		12.02%				07/2037		680	526
CIFC 2024-4A SUB	Cayman Islands		13.12%				10/2037		3,570	2,981
CIFC 2025-3A SUB	Cayman Islands		13.67%				07/2038		7,712	7,071
CIFC 2025-4A SUB	Cayman Islands						10/2038		8,240	7,289
CIFC SPEAR III WH LTD.			23.20%				09/2028		1,249	1,249
CLRMPK 2025-1A M	Cayman Islands						04/2038		12,479	465
CLRMPK 2025-1A SUB	Cayman Islands		13.70%				04/2038		12,479	10,682
DAVIS 2022-1A M1							07/2038		8,112	70
DAVIS 2022-1A M2							07/2038		8,112	165
DAVIS 2022-1A SUB			13.64%				07/2038		8,112	5,763
DCLO 2021-1A SUB	Cayman Islands		13.90%				10/2037		1,445	1,247
DRSLF 2021-95A SUB	Cayman Islands		11.81%				08/2034		1,500	626
DRSLF 2022-98A SUB	Cayman Islands		10.29%				04/2035		4,000	1,687
DRSLF 2022-98X SUB	Cayman Islands		9.46%				04/2035		1,000	422
ELM11 2021-4A SUB	Cayman Islands		17.01%				10/2034		4,320	3,460
ELM15 2022-2A INC			15.15%				04/2035		3,050	1,752
ELM24 2023-3A SUB	Cayman Islands		11.74%				12/2033		1,555	991
ELM26 2024-1A SUB	Cayman Islands		9.53%				04/2037		800	521
ELM32 2024-8A SUB	Cayman Islands		12.95%				10/2037		3,450	2,696

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)	% of Net Assets
ELM35 2024-11A SUB	Cayman Islands		12.18%				10/2037		1,990	1,500
ELM44 2025-7A SUB	Cayman Islands						10/2038		11,760	10,353
ELMW8 2021-1A SUB	Cayman Islands		13.60%				01/2034		2,003	640
ELMW8 2021-1X SUB	Cayman Islands		13.57%				01/2034		385	123
GNRT 2024-18A SUB	Cayman Islands		15.47%				01/2038		8,160	6,496
GNRT 2024-20A SUB	Cayman Islands		15.43%				01/2038		11,050	8,385
GNRT 7A SUB	Cayman Islands		11.38%				04/2037		4,000	1,860
HPPK 2024-1A SUB	Jersey		14.38%				10/2037		2,900	2,228
HRPK 2020-1A SUB	Cayman Islands		15.99%				07/2038		3,985	2,906
INVCO 2021-2A SUB	Cayman Islands		10.98%				07/2034		440	142
INVCO 2021-2A Y	Cayman Islands						07/2034		44	11
INVCO 2021-3A SUB	Cayman Islands		16.27%				10/2034		2,700	1,046
INVCO 2021-3A Y	Cayman Islands						10/2034		270	72
INVCO 2021-3X SUB	Cayman Islands		16.27%				10/2034		957	371
INVCO 2021-3X Y	Cayman Islands						10/2034		96	26
INVCO 2023-1A SUB	Jersey		5.44%				04/2037		2,695	1,600
INVCO 2023-1A Y	Jersey						04/2037		270	99
KKR 2024-50A SUB	Cayman Islands		7.05%				04/2037		1,948	1,164
KKR 2024-53A SUB	Cayman Islands		11.59%				01/2038		7,000	5,481
KKR 2024-56A SUB	Cayman Islands		14.39%				10/2037		4,240	3,071
MAGNE 2020-28A SUB	Cayman Islands		16.57%				01/2035		9,666	7,023
MAGNE 2024-38A SUB			8.04%				04/2037		362	276
MAGNE 2024-44A SUB			11.36%				10/2037		4,670	3,691
MAGNE 2025-48A SUB	Cayman Islands						10/2038		9,560	8,658
MDPK 2015-17A SUB	Cayman Islands		14.13%				07/2045		35,192	4,963
MDPK 2015-17X SUB	Cayman Islands		14.13%				07/2030		3,660	516
MDPK 2016-22A SUB	Cayman Islands		16.38%				01/2033		10,434	4,977
MDPK 2018-28A SUB	Cayman Islands		11.64%				07/2030		1,750	757
MDPK 2018-30A SUB	Cayman Islands		10.71%				07/2027		12,921	6,092
MDPK 2018-31A SUB	Cayman Islands		8.58%				07/2037		6,206	2,925
MDPK 2018-32A SUB	Cayman Islands		10.56%				01/2048		4,105	1,801
MDPK 2018-32X SUB	Cayman Islands		9.35%				01/2048		710	312
MDPK 2019-34A SUB	Cayman Islands		11.79%				04/2048		870	419
MDPK 2019-37A SUB	Cayman Islands		8.72%				04/2037		9,909	5,172
MDPK 2021-38A SUB	Cayman Islands						10/2038		1,770	880

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)	% of Net Assets
MDPK 2021-50A SUB	Cayman Islands		5.13%				04/2034		2,500	1,273
MDPK 2021-59A SUB	Cayman Islands		6.39%				04/2037		5,865	3,303
MDPK 2021-59X SUB	Cayman Islands		3.76%				04/2037		1,500	845
MDPK 2022-53A SUB	Cayman Islands		7.12%				04/2035		6,000	2,906
MDPK 2022-55A SUB	Cayman Islands		23.15%				07/2037		3,025	2,217
MDPK 2022-60A SUB	Cayman Islands		8.83%				10/2037		691	513
MDPK 2023-63A SUB	Cayman Islands		14.74%				07/2038		6,408	5,374
MDPK 2024-66A SUB	Cayman Islands		13.92%				10/2037		1,910	1,763
MDPK 2024-67A SUB	Cayman Islands		10.09%				04/2037		265	210
MDPK 2025-71A SUB	Cayman Islands		16.02%				04/2038		3,000	3,147
MDPK 2025-72A SUB	Cayman Islands						07/2038		8,300	8,342
OAKC 2012-7A SUB	Cayman Islands		12.98%				02/2038		500	271
OAKC 2015-11A SUB	Cayman Islands		8.64%				04/2037		500	267
OAKC 2015-12A SUB	Cayman Islands		7.02%				04/2037		12,070	6,454
OAKC 2016-13A SUB	Cayman Islands		8.81%				10/2037		2,320	1,573
OAKC 2016-13X SUB	Cayman Islands		8.81%				01/2030		1,100	746
OAKC 2017-14A SUB	Cayman Islands		10.88%				07/2037		3,043	2,221
OAKC 2017-15A SUB	Cayman Islands		8.57%				01/2030		10,142	4,824
OAKC 2018-1A SUB	Cayman Islands		8.97%				04/2037		1,913	1,492
OAKC 2019-2A SUB	Cayman Islands		11.90%				01/2038		670	595
OAKC 2019-3A SUB	Cayman Islands		10.35%				07/2032		3,110	2,482
OAKC 2020-5A SUB	Cayman Islands		9.46%				10/2037		3,370	2,817
OAKC 2020-6A SUB	Cayman Islands		9.52%				10/2037		3,209	3,187
OAKC 2021-16A SUB	Cayman Islands		13.76%				10/2034		5,988	4,191
OAKC 2021-8A SUB	Cayman Islands		11.88%				01/2038		640	551
OAKC 2021-9A SUB	Cayman Islands		10.27%				10/2037		1,190	1,093
OCP 2018-15A SUB	Cayman Islands						07/2031		12,753	5,638
OCP 2021-21A SUB	Cayman Islands		15.81%				01/2038		1,480	899
OCP 2023-30A SUB	Jersey		8.56%				01/2037		3,850	2,753
OCP 2024-34A SUB			13.06%				10/2037		750	588
OHACP 2024-17A SUB	Cayman Islands		11.46%				01/2038		2,070	1,865
OHALF 2013-1A SUB	Cayman Islands		11.43%				04/2037		1,935	707
OHALF 2016-1A SUB	Cayman Islands		16.25%				07/2037		10,837	6,463
PXLY 2024-1A M	Cayman Islands						01/2037		40,225	1,679
PXLY 2024-1A SUB	Cayman Islands		15.74%				01/2037		40,225	29,173

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Riviera Loan Funding Warehouse 75, Ltd.			24.30%				04/2026		739	739
Rockland Park CLO, Ltd.	Cayman Islands						04/2034		1,739	33
ROCKP 2021-1A M1	Cayman Islands						04/2034		1,000	16
ROCKP 2021-1A M2	Cayman Islands						04/2034		1,000	23
ROCKP 2021-1A SUB	Cayman Islands		16.42%				04/2034		1,869	993
ROCKP 2021-1X M1	Cayman Islands						04/2034		1,100	17
ROCKP 2021-1X M2	Cayman Islands						04/2034		1,100	25
ROCKP 2021-1X SUB	Cayman Islands		11.03%				04/2034		1,100	584
RRAM 2021-17A SUB	Cayman Islands		27.71%				07/2034		1,000	413
RRAM 2021-19A SUB	Cayman Islands		17.81%				10/2121		1,226	980
RRAM 2022-21A SUB	Bermuda		7.83%				01/2123		13,070	7,501
RRAM 2023-26A SUB	Cayman Islands		18.78%				04/2123		14,483	10,710
RRAM 2023-27A SUB	Bermuda						10/2035		3,160	2,606	(k)
RRAM 2024-29RA SUB	Cayman Islands		15.39%				07/2039		8,025	4,846
RRAM 2024-30A SUB	Cayman Islands		12.05%				07/2036		6,000	4,917
RRAM 2024-31A SUB	Cayman Islands		14.30%				10/2039		6,230	5,082
RRAM 2024-33A SUB	Bermuda		10.32%				10/2039		3,850	3,094
RRAM 2025-38A SUB	Cayman Islands		13.20%				04/2040		2,240	1,975
RRAMX 2022-7A SUB	Cayman Islands		6.80%				07/2122		2,175	1,119
SIXST 2021-17A SUB	Cayman Islands		17.78%				04/2125		6,000	4,169
SIXST 2022-21A SUB	Cayman Islands		15.10%				10/2037		4,161	2,708
SIXST 2023-22A SUB	Cayman Islands		14.26%				04/2125		7,000	5,027
SIXST 2025-28A SUB	Cayman Islands		11.21%				04/2125		1,703	1,360
SIXST 2025-29A SUB	Cayman Islands						07/2038		480	441
SIXST 2025-30A SUB	Cayman Islands						07/2038		485	426
SPEAK 2024-11A SUB	Cayman Islands		17.29%				07/2037		3,300	2,711
STKPK 2022-1A M	Jersey						10/2037		17,520	520
STKPK 2022-1A SUB	Jersey		13.72%				10/2037		17,520	13,219
VOYA 2024-1A SUB	Cayman Islands		13.21%				04/2037		3,104	2,426
VOYA 2025-2A SUB	Cayman Islands		13.85%				07/2038		9,503	8,661
										485,942		9.51%

TOTAL COLLATERALIZED LOAN OBLIGATIONS - EQUITY (Cost $499,423)										485,942		9.51%

MORTGAGE-BACKED SECURITIES(d)(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Financial Services
Caister Finance DAC	Ireland		9.72%				08/2035			£7,861	10,526
Caister Finance DAC	Ireland		11.12%				08/2035			£2,829	3,712
CPFTR 2025-1			8.38%				07/2026			22,763	22,831
											37,069		0.73%

TOTAL MORTGAGE-BACKED SECURITIES (Cost $36,723)											37,069		0.73%

PRIVATE ASSET-BACKED INVESTMENTS(b)(c)(d)(e)
Commercial and Professional Services
GCM HVAC HOLDCO, LLC			14.00% PIK				09/2031			1,508	1,508
											1,508		0.03%
Consumer Services
CFG Investments WH Limited			10.39%	SOFR (M)	6.00%		03/2031			2,187	2,187	(g)
											2,187		0.04%
Equity Real Estate Investment Trusts (REITs)
Vantage Data Centers Europe S.a r.l.	Luxembourg		8.66%	EURIBOR (M)	6.75%		05/2029			€3,974	4,665	(g)
											4,665		0.09%
Financial Services
Adonis Financial Funding, LLC							12/2026			417	57	(g)(i)
ASF VII WAGNER B L.P.,	United Kingdom		10.30%	SOFR (Q)	6.00%		08/2028			65	65
ASF VII WAGNER B L.P.,	United Kingdom		8.36%	EURIBOR (Q)	6.00%		08/2028			€56	66
ASF VII WAGNER L.P.,	United Kingdom		10.30%	SOFR (Q)	6.00%		08/2028			139	139
ASF VII WAGNER L.P.,	United Kingdom		7.98%	EURIBOR (Q)	6.00%		08/2028			€120	140
BTCP 2023-1			10.88%	SOFR (M)	6.50%		09/2030			4,240	4,240
Cannon Bridge Designated Activity Company	Ireland		9.43% PIK	EURIBOR (S)	7.50%		10/2033			€1,244	1,460	(g)
Cannon Bridge Designated Activity Company	Ireland		4.90% PIK	EURIBOR (Q)	2.65%		10/2033			€1,641	1,927	(g)
DFC Global Facility Borrower III LLC			13.03%	CIDOR (M)	8.75%		01/2028		CAD	2,773	1,993	(g)
DFC Global Facility Borrower III LLC			6.80%	CORRA (M)	4.07%		01/2028		CAD	29,478	21,181	(g)(l)
Harbourvest Global Private Equity Limited	Guernsey		7.65%	SOFR (Q)	3.50%		06/2029			12,000	12,000	(g)
Hg Saturn 2 SumoCo Limited	Guernsey		11.33%	SOFR (Q)	7.00%		01/2029			19,534	19,534
Isthmus Capital LLC			9.50%				06/2030			3,267	3,267
Isthmus Capital LLC							12/2049			—	60
Mars Downstop Loan Purchaser Trust			11.00%							9,697	4,404
MCF CLO 12 LLC			8.38%	SOFR (Q)	4.05%		02/2034			10,400	10,400

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
MidOcean CLO Equity Fund I, LP			9.00%							24,673	24,673
OKANAGAN 2024-1			12.48%	SOFR (M)	8.25%		12/2032			14,904	14,604
Oncourse Warehouse Borrower, LLC							04/2027			—	—	(g)
PROSE 2024-3			8.85%				10/2054			25,000	25,832
Sunbit Receivables Trust IV			11.17%	SOFR (M)	7.00%		04/2029			2,729	2,729	(g)
TI VI Holdings 1, L.P.	United Kingdom		9.31% PIK							1	1,396
Tikehau Green Diamond II CFO Equity LP	European Union		9.73%	EURIBOR (Q)	7.75%					€2,127	2,159
Tikehau Ruby CLO Equity LP			12.02%	EURIBOR (Q)	10.00%					€3,054	1,315
Tikehau Topaz LP			13.30%	SOFR (Q)	9.00%					2,473	1,926
WPCG Aspire Holdings, LLC			11.50%				07/2033			1,938	1,909	(g)
											157,476		3.08%
Real Estate Management and Development
Illinois Investment S.a.r.l.	Luxembourg		5.17%				12/2026		SEK	31,362	2,741
Illinois Investment S.a.r.l.	Luxembourg		4.25%				04/2029		SEK	10,050	1,067
Invesco Vaf V Investments, LLC			14.50%				07/2028			5,000	5,000
Pallas Funding Trust No.2	Australia		11.42%	BBSY (M)	7.85%		02/2027		AUD	3,586	2,373
Pallas Funding Trust No.2	Australia		11.42%	BBSY (M)	7.85%		10/2027		AUD	2,049	1,356
Pallas NZ Funding Trust No. 1	New Zealand		9.36%	BBSY (M)	6.15%		07/2026		NZD	6,265	3,632	(g)
Quintain Investments Holdings Limited	Jersey									£41	—
Quintain Investments Holdings Limited	Jersey						08/2031			£25,546	38,277
											54,446		1.07%
Software and Services
Switch BBF, LLC			11.42%	SOFR (S)	7.17%		08/2027			1,342	1,342
											1,342		0.03%
Sports, Media & Entertainment
Orange Barrel Media, LLC			9.91%	SOFR (M)	5.75%		03/2027			4,784	4,784
Orange Barrel Media, LLC							03/2027			—	—	(g)
Orange Barrel Media, LLC			10.11%	SOFR (M)	5.75%		10/2027			5,208	5,208	(g)
											9,992		0.20%

TOTAL PRIVATE ASSET-BACKED INVESTMENT (Cost $222,992)											231,616		4.53%

PREFERRED STOCK(b)(c)(d)(e)
Automobiles and Components
Automotive Keys Investor, LLC						12/2020		37,749			2	(j)
Automotive Keys Investor, LLC						01/2023		25,000			1	(j)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
										3		—%
Commercial and Professional Services
Denali Parent Holdings, L.P.		Series A	8.00% PIK			08/2025		94,500		945
KBS Topco, LLC						03/2024		901,730		—	(f)(j)
UPBW Blocker, LLC			15.00% PIK			07/2025		410		42
Visual Edge Technology, Inc.						07/2023		13		54	(j)
Visual Edge Technology, Inc.						07/2023		17		—	(j)
WSC Ultimate Holdings, LLC		Class A	10.00% PIK			05/2024		1,020		117
										1,158		0.02%
Consumer Distribution and Retail
City Line Investments LLC		Class A	8.00% PIK			08/2023		30,038		38
GMP Hills, LP						11/2023		611,000		757	(j)
Metis Holdco, Inc.		Class A	7.00% PIK			05/2021		7,959		10,807
Monolith Brands Group, Inc.		Series A				04/2022		192,811		—	(j)
Phoenix YW Parent, Inc.		Class B	8.00% PIK			05/2024		248		966
Royal Parent, LP		Class A	10.00% PIK			07/2024		293,000		304
										12,872		0.25%
Consumer Services
Aragorn Parent Holdings LP		Series A	10.00% PIK			10/2020		50,000		142
Family First Bidco Limited	United Kingdom					12/2022		20,838		10	(j)
Mustang Prospects Holdco, LLC		Class A				09/2024		54		52	(j)
OMERS Mahomes Investment Holdings LLC			15.00% PIK			07/2023		2		23
										227		—%
Financial Services
Aquarian Peninsula Holdings LLC			13.05% PIK			12/2022		35,481,024		43,417
ASE Royal Aggregator, LLC		Class A				07/2023		1,646,000		2,094	(j)
MC CIF Wealth Management (UK) Ltd.	United Kingdom		12.00% PIK			08/2025		639		632
MC CIF Wealth Management (UK) Ltd.	United Kingdom		12.00% (6.00% PIK)			08/2025		639		633
TVG-TMG Holdings, LLC		Series A				03/2022		50		47	(j)
										46,823		0.92%
Food, Beverage and Tobacco
Gotham Greens Holdings, PBC		Series E-1				06/2022		76,779		—	(f)(j)
										—		—%
Health Care Equipment and Services
Aerin Medical Inc.						12/2024		152,624		172	(j)
GMR Buyer Corp.			15.00% PIK			05/2024		19,472		23,797
Minerva Holdco, Inc.		Series A	10.75% PIK			02/2022		21,262		31,399
Olympia Acquisition, Inc.						02/2022		472		—	(j)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Olympia TopCo, L.P.						07/2021		2,184		—	(j)
OMERS Wildcats Investment Holdings LLC		Class A				08/2023		19		10	(j)
Symplr Software Intermediate Holdings, Inc.		Series C-1	11.00% PIK			12/2020		50		72
Symplr Software Intermediate Holdings, Inc.		Series C-2	11.00% PIK			06/2021		5,980		8,091
Symplr Software Intermediate Holdings, Inc.		Series C-3	11.00% PIK			10/2021		789		1,031
WSHP FC Holdings LLC						11/2024		5		—	(j)
										64,572		1.26%
Insurance
HIG Intermediate, Inc.			11.00% PIK			12/2024		5,290		5,290
High Street HoldCo LLC		Series A-1	10.00% PIK			01/2022		3,898,354		6,055
High Street HoldCo LLC		Series A-2	10.00% PIK			01/2022		789,494		1,210
High Street HoldCo LLC		Series A-3	10.00% PIK			01/2022		389,813		593
High Street HoldCo LLC		Series A-4	10.00% PIK			01/2022		1,480,301		2,233
High Street HoldCo LLC		Series A-5	10.00% PIK			01/2022		347,693		520
High Street HoldCo LLC		Series A-6	10.00% PIK			01/2022		660,617		981
High Street HoldCo LLC		Series A-7	10.00% PIK			01/2022		938,771		1,371
High Street HoldCo LLC		Series A-8	10.00% PIK			11/2022		409,637		546
High Street HoldCo LLC		Series A-9	10.00% PIK			11/2022		97,533		130
High Street HoldCo LLC		Series A-10	10.00% PIK			12/2022		253,585		334
High Street HoldCo LLC		Series A-11	10.00% PIK			12/2022		331,611		435
High Street HoldCo LLC		Series A-12	10.00% PIK			02/2023		702,235		913
High Street HoldCo LLC		Series A-13	10.00% PIK			04/2023		214,572		274
High Street HoldCo LLC		Series A-14	10.00% PIK			07/2023		136,546		170
High Street HoldCo LLC		Series A-15	10.00% PIK			07/2023		711,315		884
										21,939		0.43%
Materials
Novipax Parent Holding Company, L.L.C.		Class A				12/2020		50		41	(j)
Plaskolite PPC Blocker LLC						10/2023		1		—	(j)
Plaskolite PPC Blocker LLC						05/2025		3,271		51	(j)
										92		—%
Pharmaceuticals, Biotechnology and Life Sciences
Cardinal Topco Holdings, LP		Class A	8.00% PIK			09/2020		83		123
Cobalt Holdings I, LP			8.00% PIK			10/2021		50		2
Cobalt Intermediate I, Inc.		Series A	13.75% PIK			10/2021		8,582		14,552
										14,677		0.29%

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Software and Services
Activate holdings (US) Corp.						10/2023		50,000		71	(j)
Banyan Software Intermediate, Inc.			14.00% PIK			01/2025		44,662		48,482
CBTS TopCo, L.P.			8.00% PIK			12/2024		1,100,000		1,092
Cority Parent, Inc.	Canada	Class A-1	9.00% PIK			07/2019		50		281
DCert Preferred Holdings, Inc.		Series A	10.50% PIK			05/2021		22,284		29,157
Diligent Preferred Issuer, Inc.			10.50% PIK			04/2021		1,476		2,257
Eclipse Topco, Inc.			12.50% PIK			09/2024		118		1,304
EZ Elemica Holdings, Inc.						09/2019		50		63	(j)
GSV PracticeTek Holdings, LLC		Class A	8.00% PIK			03/2021		269,272		274
ID.me, Inc.						08/2025		1,872,803		2,771	(j)
Jams Holdings LP			8.00% PIK			06/2025		139,000		179
Knockout Intermediate Holdings I Inc.			14.62% PIK	SOFR (S)	10.75%	06/2022		4,005		5,974
Magic Topco, L.P.		Class A	9.00% PIK			09/2020		58		147
ModMed Software Midco Holdings, Inc.			13.00% PIK			04/2025		13,000		12,950
Packers Software Intermediate Holdings, Inc.		Series A	11.00% PIK			11/2020		50		79
Packers Software Intermediate Holdings, Inc.		Series A-2	11.00% PIK			12/2020		18		28
Packers Software Intermediate Holdings, Inc.		Series A-3	11.00% PIK			11/2021		24		33
PCMI Ultimate Holdings, LP			9.00% PIK			03/2025		145		165
Peachtree Parent, Inc.		Series A	13.25% PIK			03/2019		25		59
Sunshine Software Holdings, Inc.		Series A	10.50% PIK			10/2021		15,929		19,559
SuperMoose NewCo, Inc.			15.00% PIK			04/2024		17,961		22,275
Titan DI Preferred Holdings, Inc.			13.50% PIK			02/2020		0		49
Wellington TopCo LP		Class A-2				06/2024		143,000		169	(j)
										147,418		2.89%
Sports, Media & Entertainment
CFC Funding LLC			9.75% PIK			07/2023		4,270		5,166
Fever Labs, Inc.						08/2024		59,428		321	(j)
Fever Labs, Inc.		Series B	13.50% PIK			06/2025		776		808
League One Volleyball, Inc.		Series B				07/2023		194		2	(j)
League One Volleyball, Inc.		Series C				09/2024		67		1	(j)
LiveBarn Inc.	Canada					08/2023		648,925		3,429	(j)
Melody TopCo LP			11.00% PIK			07/2025		1,199		2,165
Melody TopCo LP			11.00% PIK			07/2025		1,199		241
PFL MMA, Inc.		Series E				04/2022		7,823		25	(j)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
PRG III, LLC		Class A				10/2020		2,250		—	(j)
										12,158		0.24%
Telecommunication Services
6DG TOPCO LIMITED	United Kingdom					02/2024		1,371,829,990		—	(j)
										—		—%
Transportation
FIP RR Holdings LLC			10.00% PIK			08/2025		12,191		11,460
Neovia Acquisition, LLC		Class B	18.38% PIK	SOFR (Q)	14.00%	11/2022		718		1,009
										12,469		0.24%
Utilities
Ferrellgas, L.P.			8.96%			03/2021		8,898		9,923
										9,923		0.19%

TOTAL PREFERRED STOCK (Cost $358,273)										344,331		6.74%

COMMON STOCK
Automobiles and Components
Automotive Keys Investor, LLC		Class A				11/2020		62,749		—	(d)(e)(j)
Clarity Technologies Holdings, LP		Class A				09/2025		4,541		454	(d)(e)(j)
Continental Group Holdings, L.P.		Class A				07/2025		9,286		—	(d)(e)(j)
Highline PPC Blocker LLC						11/2020		500		98	(d)(e)(j)
Next Horizon Capital TireCo SPV, LP						03/2025		48,000		51	(d)(e)(j)
Sun TopCo, LP		Class A				09/2021		1,000		151	(d)(e)(j)
Victory Topco, LP		Class A-2				11/2023		2,510		583	(d)(e)(j)
										1,337		0.03%
Capital Goods
Align Precision Topco, L.P.		Class A				07/2025		1,486		82	(d)(e)(j)
Allclear Group LLC						05/2025		1,146		—	(d)(e)(j)
Dynamic NC Investment Holdings, LP						12/2020		50,000		83	(d)(e)(j)
GB Helios Holdings, L.P.		Series A				05/2024		59		99	(d)(e)(j)
HPCC Parent, Inc.						09/2024		148,775		1,410	(d)(e)(j)
IMPEL CV-B, LP						03/2025		130,381		135	(d)(e)(j)
Kene Holdings, L.P.		Class A				08/2019		50,000		103	(d)(e)(j)
OPH NEP Investment, LLC		Class B				05/2024		2		827	(d)(e)(j)
										2,739		0.05%
Commercial and Professional Services
Bedrock Parent Holdings, LP		Class A				04/2021		644		68	(d)(e)(j)
Bluejack Fire Holdings, LLC						01/2025		195		223	(d)(e)(j)
Capstone Parent Holdings, LP		Class A				11/2020		50		81	(d)(e)(j)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Drogon Aggregator LP		Class A-2				08/2024		186,000		189	(d)(e)(j)
Elliott Davis Advisory HoldCo, LLC		Class A-1				07/2025		212,000		212	(d)(e)(j)
Elliott Metron Co-Investor Aggregator L.P.						10/2022		1,000,000		1,616	(d)(e)(j)
GCM HVAC TOPCO, LLC		Class A				09/2024		756,697		1,111	(e)(j)
KBS Topco, LLC		Class A				03/2024		901,730		—	(d)(e)(f)(j)
KKR Nest Co-Invest L.P.						09/2021		50,000		68	(d)(e)(j)
Laboratories Topco LLC		Class A				07/2021		33,333		—	(d)(e)(j)
Landscape Parallel Partners, L.P.		Class A				12/2021		162		862	(d)(e)(j)
LBC Woodlands Holdings LP		Class A-1				07/2024		108,000		82	(d)(e)(j)
MS Precision Parent, LP						03/2025		179,000		201	(d)(e)(j)
New Insight Holdings, Inc.						07/2024		1,788		29	(d)(e)(f)(j)
PSP Registrar Co-Investment Fund, L.P.		Class A				08/2021		50		38	(d)(e)(j)
RC V Tecmo Investor LLC						08/2020		50,000		91	(d)(e)(j)
SSE Parent, LP		Class A-1				06/2020		25		—	(d)(e)(j)
SSE Parent, LP		Class A-2				06/2020		25		—	(d)(e)(j)
Talon Holdings SCSP	Luxembourg	Class A				07/2025		319,000		319	(d)(e)(j)
TVG-MGT Upper Intermediate Holdings, LLC		Class A				08/2025		49		75	(e)(j)
Unity Purchaser, LLC		Class A				01/2025		358,000		440	(d)(e)(j)
UPBW Blocker, LLC						03/2024		4,700		513	(d)(e)(j)
UPBW Blocker, LLC		Class Ares				09/2024		304		33	(d)(e)(j)
WSC Ultimate Holdings, LLC		Class A				05/2024		95		42	(d)(e)(j)
										6,293		0.12%
Consumer Distribution and Retail
Arko Corp						12/2020		106		1	(d)(j)
Emerald Lake Pearl Acquisition-A, L.P.						07/2021		43,500		82	(d)(e)(j)
Fastsigns Holdings Inc.						03/2019		50		91	(d)(e)(j)
KCAKE Holdings Inc.						05/2021		50		75	(d)(e)(j)
LJ Perimeter Co-Invest, L.P.		Class A				10/2022		50,052		17	(d)(e)(j)
Marcone Yellowstone Holdings, LLC		Class A				06/2021		96		—	(d)(e)(j)
Metis Topco, LP						05/2021		50		81	(d)(e)(j)
REP WWP Coinvest IV, L.P.						01/2023		25,000		—	(d)(e)(j)
Restaurant Produce and Services Blocker, LLC		Tranche B				05/2023		50,000		46	(d)(e)(j)
Shur-Co HoldCo, Inc.						06/2021		500		111	(d)(e)(j)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Stonecourt IV Partners LP						10/2021		2,423,676		2,005	(d)(e)(j)
ZB TopCo LLC						02/2022		50		89	(d)(e)(j)
										2,598		0.05%
Consumer Durables and Apparel
Centric Brands L.P.		Class A				10/2020		21,364		249	(d)(e)(j)
DRS Holdings I, Inc.						11/2019		50		56	(d)(e)(j)
SEP Diamond Fund, L.P.						06/2024		2,325,548		3,383	(d)(e)(j)
										3,688		0.07%
Consumer Services
Aimbridge Topco, LLC						03/2025		11,970		719	(d)(e)(j)
Apex Service Partners Holdings, LLC		Series B				10/2023		44,263		1,921	(d)(e)(j)
BPCP Pinnacle Holdings, Inc.						10/2024		189		67	(d)(e)(j)
CMG Buyer Holdings, Inc.						05/2022		5		164	(d)(e)(j)
Family First Bidco Limited	United Kingdom					12/2022		176		—	(d)(e)(j)
GS SEER Group Holdings LLC		Class A				04/2023		25		17	(d)(e)(j)
IHS Parent Holdings, L.P.		Class A				12/2022		25,000		30	(d)(e)(j)
KKR Game Changer Co-Invest Feeder II L.P.						06/2024		467,000		546	(d)(e)(j)
LBC Breeze Holdings LLC		Class A				12/2021		50		32	(d)(e)(j)
Leviathan Holdings, L.P.						12/2022		38,000		48	(d)(e)(j)
LH Equity Investors, L.P.						09/2025		693,200		667	(d)(e)(j)
Meaningful Partners Fitness Ventures Co-Investment LP						07/2024		686,000		702	(d)(e)(j)
Mustang Prospects Holdco, LLC		Class B				09/2024		54,103		22	(d)(e)(j)
Northwinds Services Group LLC						05/2023		60,684		110	(d)(e)(j)
OMERS Mahomes Investment Holdings LLC		Class A				11/2020		16		72	(d)(e)(j)
PestCo Holdings, LLC		Class A				01/2023		2		40	(d)(e)(j)
Rust Investment Sarl	Luxembourg					11/2024		3,354,688		—	(d)(e)(j)
Rust Investment Sarl	Luxembourg					11/2024		3,354,688		—	(d)(e)(j)
Rust Investment Sarl	Luxembourg					11/2024		3,354,688		—	(d)(e)(j)
Rust Investment Sarl	Luxembourg					11/2024		3,354,688		—	(d)(e)(j)
Rust Investment Sarl	Luxembourg					11/2024		3,354,688		—	(d)(e)(j)
Rust Investment Sarl	Luxembourg					11/2024		3,354,688		—	(d)(e)(j)
Rust Investment Sarl	Luxembourg					11/2024		3,354,688		—	(d)(e)(j)
Rust Investment Sarl	Luxembourg					11/2024		170,559		—	(d)(e)(j)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Rust Investment Sarl	Luxembourg					11/2024		3,354,688		—	(d)(e)(j)
Rust Investment Sarl	Luxembourg					11/2024		3,354,688		—	(d)(e)(j)
Vertex Service Partners Holdings, LLC		Class B				11/2023		33		47	(d)(e)(j)
ZBS Mechanical Group Co-Invest Fund 2, LLC						10/2021		50,000		144	(d)(e)(j)
ZBS Mechanical Group Co-Invest II Fund 2, LLC						02/2025		4,767		14	(d)(e)(j)
										5,362		0.10%
Energy
Enviva Inc.						12/2024		1,273,882		22,293	(j)
Galileo Co-Investment Trust I	New Zealand					07/2022		50,000		26	(d)(e)(j)
										22,319		0.44%
Financial Services
BCC Blueprint Investments, LLC						09/2021		902,790		1,620	(d)(e)(j)
Constellation Wealth Capital Fund, L.P.						01/2024		628,202		627	(d)(e)(j)
CWC Fund I Co-Invest (AlTi) LP						03/2024		3,276,000		3,799	(d)(e)(j)
CWC Fund I Co-Invest (MFA) LP						08/2025		287,000		287	(d)(e)(j)
CWC Fund I Co-Invest (Prism) LP						03/2024		2,374,000		2,486	(d)(e)(j)
Endeavor TopCo, Inc.		Class A				08/2024		323		466	(d)(e)(j)
GTCR (D) Investors LP						09/2023		39,339		78	(d)(e)(j)
Integrum Grit Co-Invest LP						07/2025		65,250		52	(d)(e)(j)
Jewel Bidco Limited	United Kingdom					05/2025		253		—	(d)(e)(f)(j)
Kelso XI Tailwind Co-Investment, L.P.						09/2023		48,023		66	(d)(e)(j)
Linden Structured Capital Fund II-A LP						07/2024		324,828		259	(d)(e)(j)
MC Accelerate Co-Invest Feeder LP						08/2025		1,000		1	(e)(j)
PCS Parent, L.P.		Class A				03/2024		80,000		74	(d)(e)(j)
Sera 2021 LLC		Class A				03/2021		4		301	(d)(e)(j)
TPG IX Cardiff CI II, L.P.						12/2024		2,299,421		2,699	(d)(e)(j)
TVG-TMG Holdings, LLC						03/2022		50		—	(d)(e)(j)
WAAM Topco, LLC		Class A				06/2023		41,556		111	(e)(j)
Wellington-Altus Financial Inc.	Canada					08/2024		74,001		3,209	(d)(e)(j)
										16,135		0.32%
Food, Beverage and Tobacco
Forward Keystone Holdings, LP						03/2025		588,000		617	(d)(e)(j)
PPC CHG Blocker LLC						12/2021		1		85	(d)(e)(j)
SBC Aggregator LP						02/2025		1,247		1,587	(d)(e)(j)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Watermill Express Holdings, LLC		Class E				07/2025		805		—	(d)(e)(j)
										2,289		0.04%
Health Care Equipment and Services
Asclepius Holdings LLC						02/2022		448		—	(d)(e)(j)
AVE Holdings LP		Class A				03/2024		402		—	(d)(e)(j)
AVE Holdings LP		Class C				11/2023		983		—	(d)(e)(j)
BCPE Co-Invest (A), LP		Class A				02/2022		45,000		64	(d)(e)(j)
BCPE Hyperlink Holdings, LP		Class A				09/2025		4,800		48	(d)(e)(j)
BVI Group Limited						03/2025		532		588	(d)(e)(j)
CHPPR Holdings Inc.						12/2023		4,700		865	(e)(j)
Crown CT HoldCo Inc.		Class A				03/2022		5		64	(d)(e)(j)
Crown CT Management LLC						03/2022		1		10	(d)(e)(j)
General Atlantic (USU) Blocker Collection Holdco, L.P.						04/2025		305,000		419	(d)(e)(j)
KOLN Co-Invest Unblocked, LP		Class A				03/2023		50		78	(d)(e)(j)
Network Investco BV	Netherlands					07/2022		1,073,830		2,648	(d)(e)(j)
Olympia TopCo, L.P.		Class A				09/2019		50,000		—	(d)(e)(j)
OMERS Bluejay Investment Holdings LP		Class A				07/2018		25		57	(d)(e)(j)
OMERS Wildcats Investment Holdings LLC		Class A				10/2019		216		113	(d)(e)(j)
SiroMed Equity Holdings, LLC						03/2018		3,703		16	(d)(e)(j)
VPP Group Holdings, L.P.						12/2021		50		83	(d)(e)(j)
WSHP FC Holdings LLC						07/2022		374		5	(d)(e)(j)
										5,058		0.10%
Household and Personal Products
CDI Holdings I Corp.						12/2021		50		21	(d)(e)(j)
RMCF V CIV XLIV, L.P.						08/2021		54		16	(d)(e)(j)
Silk Holdings I Corp.						05/2023		50		99	(d)(e)(j)
TCI Holdings, LP						11/2024		9,050		1,058	(d)(e)(j)
										1,194		0.02%
Insurance
15484910 Canada Inc.	Canada					04/2025		2,225,693		1,599	(d)(e)(j)
CFCo, LLC		Class B				09/2023		5,035,395		—	(d)(e)(j)
High Street HoldCo LLC		Series A	10.00% PIK			04/2021		88,605		282	(d)(e)
High Street HoldCo LLC		Series C	10.00% PIK			04/2021		563,740		1,792	(d)(e)
INSZ Holdings, LLC						11/2022		31,139		51	(d)(e)(j)
INSZ Holdings, LLC						11/2023		1,073,000		1,748	(d)(e)(j)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Maple Acquisition Holdings, LP		Class A2				11/2023		13,871		344	(d)(e)(j)
MDCP Co-Investors (Jade I), L.P.						06/2025		2,490,000		3,799	(d)(e)(j)
Rocket Co-Invest, SLP	Luxembourg					03/2024		188,027		260	(d)(e)(j)
										9,875		0.19%
Materials
Adonis Acquisition Holdings Parent LLC						02/2025		66,089		1,907	(d)(e)(j)
ASP-r-pac Holdings LP		Class A				12/2021		514		52	(d)(e)(j)
Buckman PPC Co-Invest LP						06/2025		906,000		906	(d)(e)(j)
KNPAK Holdings, LP		Class A				07/2019		100,000		95	(d)(e)(j)
Meyer Parent, LLC						02/2024		12,000		6	(d)(e)(j)
NCP MSI Co-Invest, LP						03/2025		130,000		145	(d)(e)(j)
Novipax Parent Holding Company, L.L.C.		Class C				12/2020		50		—	(d)(e)(j)
Plaskolite PPC Blocker LLC						12/2018		10		—	(d)(e)(j)
										3,111		0.06%
Pharmaceuticals, Biotechnology and Life Sciences
Cobalt Holdings I, LP		Class A				10/2021		500		21	(d)(e)(j)
Creek Feeder, L.P.						12/2024		1,447,000		2,087	(d)(e)(j)
Gula Co-Invest II, L.P.						04/2025		28		32	(d)(e)(j)
WCI-BXC Investment Holdings, L.P.						11/2023		126,000		129	(d)(e)(j)
										2,269		0.04%
Real Estate Management and Development
Illinois Investment S.a.r.l.	Luxembourg	Class A				09/2021		3,400,700		—	(d)(e)(j)
Illinois Investment S.a.r.l.	Luxembourg	Class B				09/2021		3,400,700		—	(d)(e)(j)
Illinois Investment S.a.r.l.	Luxembourg	Class C				09/2021		3,400,700		—	(d)(e)(j)
Illinois Investment S.a.r.l.	Luxembourg	Class D				09/2021		3,400,700		—	(d)(e)(j)
Illinois Investment S.a.r.l.	Luxembourg	Class E				09/2021		3,400,700		—	(d)(e)(j)
Illinois Investment S.a.r.l.	Luxembourg	Class F				09/2021		3,400,700		—	(d)(e)(j)
Illinois Investment S.a.r.l.	Luxembourg	Class G				09/2021		3,400,700		—	(d)(e)(j)
Illinois Investment S.a.r.l.	Luxembourg	Class H				09/2021		3,400,700		—	(d)(e)(j)
Illinois Investment S.a.r.l.	Luxembourg	Class I				09/2021		3,400,700		—	(d)(e)(j)
Illinois Investment S.a.r.l.	Luxembourg					09/2021		1,310,564		—	(d)(e)(j)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Illinois Investment S.a.r.l.	Luxembourg					05/2022		106,292		—	(d)(e)(j)
										—		—%
Software and Services
APG Holdings, LLC		Class A				01/2020		50,000		39	(d)(e)(j)
Astorg VII Co-Invest ERT	Luxembourg					01/2020		1,208,500		2,967	(d)(e)(j)
Avaya Holdings Corp.						05/2023		2,607		30	(j)
Avaya Holdings Corp.						05/2023		76,384		878	(j)
Bobcat Topco, L.P.		Class A-1				06/2023		56,770		62	(d)(e)(j)
Consilio Investment Holdings, L.P.		Series A				09/2022		243		5	(d)(e)(j)
Consilio Investment Holdings, L.P.						05/2021		5,038		105	(d)(e)(j)
Cority Parent, Inc.	Canada	Class B-1				07/2019		47,536		3	(d)(e)(j)
Destiny Digital Holdings, L.P.						05/2021		3,076		56	(d)(e)(j)
Eclipse Investor Parent, L.P.		Class A				09/2024		102		111	(d)(e)(j)
Elliott Alto Co-Investor Aggregator L.P.						09/2022		500,000		1,420	(d)(e)(j)
EQT IX Co-Investment (E) SCSP						04/2021		5,000		102	(d)(e)(j)
H&F Unite Partners, L.P.						05/2019		50,032		127	(d)(e)(j)
Haveli Cascade Co-Invest I, L.P.						09/2025		97,000		97	(d)(e)(j)
iCapital, Inc.						04/2025		295,434		4,136	(d)(e)(j)
Insight PDI Holdings, LLC		Class A				03/2019		26,548		65	(d)(e)(j)
Magic Topco, L.P.		Class B				09/2020		12,975		—	(d)(e)(j)
Magnesium Co- Invest SCSp	Luxembourg					05/2022		5		57	(d)(e)(j)
Paradigmatic Holdco LLC						08/2024		1,057,325		550	(d)(e)(j)
PCMI Ultimate Holdings, LP		Class B				03/2025		34,526		—	(d)(e)(j)
RMCF VI CIV XLVIII, L.P.						06/2022		64,827		82	(d)(e)(j)
RMS Group Holdings, Inc.						12/2021		6		23	(d)(e)(j)
Rocket Parent, LLC		Class A				10/2021		74,502		282	(d)(e)(j)
Skywalker TopCo, LLC						11/2020		25,407		141	(d)(e)(j)
Sunshine Software Holdings, Inc.		Class A-1				10/2021		5,000		76	(d)(e)(j)
WP Victors Co-Investment, L.P.						08/2024		461,000		541	(d)(e)(j)
										11,955		0.23%
Sports, Media & Entertainment
County Line South Properties, LLC		Class A				12/2024		8		1,900	(d)(e)(j)
Dolphin Center Properties, LLC		Class A				12/2024		8		468	(d)(e)(j)
Dundee Eros, LP						11/2024		1,682,452		1,579	(d)(e)(j)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Eagle Football Holdings Limited	United Kingdom					09/2023		14		—	(d)(e)(j)
FEH Group, LLC.		Class A				12/2024		8		65,150	(d)(e)(j)
GSM Rights Fund II LP						03/2025		251,849		252	(d)(e)(j)
Melody Holdings LP		Class A-1				07/2025		484		871	(d)(e)(j)
Melody Holdings LP		Class A-2				07/2025		484		97	(d)(e)(j)
Sandlot Action Sports, LLC						05/2024		3,384		22	(d)(e)(j)
South Florida Motorsports, LLC		Class A				12/2024		8		1,728	(d)(e)(j)
Stadium Coinvest (B)-III, L.P.						02/2025		650,000		701	(d)(e)(j)
Storm Investment S.a.r.l.	Luxembourg	Class A				06/2021		491,621		680	(d)(e)(j)
Storm Investment S.a.r.l.	Luxembourg	Class B				06/2021		491,621		680	(d)(e)(j)
Storm Investment S.a.r.l.	Luxembourg	Class C				06/2021		491,621		680	(d)(e)(j)
Storm Investment S.a.r.l.	Luxembourg	Class D				06/2021		491,621		680	(d)(e)(j)
Storm Investment S.a.r.l.	Luxembourg	Class E				06/2021		491,621		680	(d)(e)(j)
Storm Investment S.a.r.l.	Luxembourg	Class F				06/2021		491,621		680	(d)(e)(j)
Storm Investment S.a.r.l.	Luxembourg	Class G				06/2021		491,621		680	(d)(e)(j)
Storm Investment S.a.r.l.	Luxembourg	Class H				06/2021		491,621		680	(d)(e)(j)
Storm Investment S.a.r.l.	Luxembourg	Class I				06/2021		491,621		680	(d)(e)(j)
Storm Investment S.a.r.l.	Luxembourg					06/2021		590		41	(d)(e)(j)
Storm Investment S.a.r.l.	Luxembourg					04/2022		25,565		—	(d)(e)(j)
										78,929		1.55%
Technology Hardware and Equipment
PerkinElmer Topco GP, L.L.C.		Class A-2				01/2022		365		55	(d)(e)(j)
Repairify Holdings, LLC		Class A				06/2021		1,655		25	(d)(e)(j)
										80		—%
Transportation
Neovia Acquisition, LLC						11/2022		6		—	(e)(j)
Providence Equity Partners IX-C L.P.						07/2025		51,200		51	(d)(e)(j)
										51		—%
Utilities
Apex Clean Energy TopCo, LLC		Class A				11/2021		149,776		25,251	(d)(e)(j)
Apex Clean Energy TopCo, LLC		Class B				07/2025		12,571		2,123	(d)(e)(j)
FIC Matterhorn CF Feeder, LP						08/2025		684		1	(d)(e)(j)
FIC Matterhorn CF, LP						08/2025		807,179		807	(d)(e)(j)
										28,182		0.55%

TOTAL COMMON STOCK (Cost $156,318)										203,464		3.98%

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
WARRANTS(d)(j)
Commercial and Professional Services
New Insight Holdings, Inc.						07/2024		5,104		—	(e)(f)
Priority Waste Super Holdings, LLC						08/2023		4,247		230	(e)
Priority Waste Super Holdings, LLC						06/2024		1,937		105	(e)(f)
Visual Edge Technology, Inc.						03/2018		27,334		—	(e)
										335		0.01%
Consumer Distribution and Retail
Arko Corp						12/2020		55		—
										—		—%
Food, Beverage and Tobacco
Gotham Greens Holdings, PBC						06/2022		31,842		—	(e)(f)
										—		—%
Health Care Equipment and Services
Air Medical Buyer Corp						03/2018		122		2	(e)
CHPPR Holdings Inc.						12/2023		13,942		1,210	(e)
CHPPR Holdings Inc.						12/2023		6,604		429	(e)
CHPPR Holdings Inc.						12/2023		7,625		1,404	(e)
CHPPR Holdings Inc.						12/2023		3,054		562	(e)
GMR Buyer Corp.						12/2021		1,927		25	(e)
GMR Buyer Corp.						05/2024		959,055		12,470	(e)
Nomi Health, Inc.						07/2023		2,174		—	(e)
Nomi Health, Inc.						06/2024		4,857		—	(e)
										16,102		0.32%
Insurance
SelectQuote, Inc.						10/2024		57,965		—	(e)
										—		—%
Software and Services
ID.me, Inc.						01/2025		1,198,188		1,773	(e)
										1,773		0.03%
Sports, Media & Entertainment
Eagle Football Holdings Limited						12/2022		5		—	(e)
Eagle Football Holdings Limited						12/2022		5		—	(e)
Fever Labs, Inc.						06/2025		15,704		—	(e)
League One Volleyball, Inc.						01/2025		8		—	(e)
PFL MMA, Inc.						01/2021		115,111		—	(e)
PFL MMA, Inc.						11/2022		2,457		—	(e)
										—		—%
Transportation
FTAI Infrastructure Inc. (Railco)						08/2025		2,103		731	(e)
										731		0.01%

TOTAL WARRANTS(Cost $3,372)										18,941		0.37%

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)	% of Net Assets

Total Investments - (Cost $7,331,914)										7,408,003	145.03%

Other Assets in Excess of Liabilities										(2,300,090)	(45.03)%

NET ASSETS										$5,107,912	100.00%

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)
____________________________________________________

(a)Investment holdings in foreign currencies are converted to U.S. dollars using period end spot rates. Investments are in United States enterprises and all principal balances shown are in U.S. dollars unless otherwise noted.

(b)Variable rate loans to the Fund's portfolio companies bear interest at a rate that may be determined by reference to the Secured Overnight Financing Rate (“SOFR”), or an alternate base rate such as the Bank Bill Swap Bid Rate (“BBSY”), Bank Bill Benchmark Rate (“BKBM”), Canadian Dollar Offered Rate (“CDOR”), Copenhagen Interbank Offered Rate (“CIBOR”), Euro Interbank Offered Rate (“EURIBOR”), Norwegian Interbank Offered Rate (“NIBOR”), Prime Rate (“PRIME”), Sterling Overnight Index Average (“SONIA”), Stockholm Interbank Offered Rate (“STIBOR”) or Warsaw Interbank Offered Rate (“WIBOR”), at the borrower’s option, which reset semi-annually (S), quarterly (Q), bi-monthly (B), or monthly (M). SOFR based contracts may include a credit spread adjustment that is charged in addition to the base rate and the stated spread. Stated interest rates in this schedule represents the “all-in” rate as of September 30, 2025.

(c)Variable rate coupon rate shown as of September 30, 2025.

(d)These investments, which as of September 30, 2025 represented 144% of the Fund's net assets or 99% of the Fund's total assets, may be subject to legal restrictions on sales. Acquisition dates are included above for equity securities that may be subject to legal restrictions on sales.

(e)Investments whose values were determined using significant unobservable inputs (Level 3) (See Note 3 to the consolidated schedule of investments).

(f)These assets are pledged as collateral under the Fund or the Fund's consolidated subsidiaries' various revolving credit facilities.

(g)As of September 30, 2025, the Fund had the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied.

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
15484880 Canada Inc.	1st Lien Delay Draw Term Loan	$698	$—	$698
15484880 Canada Inc.	1st Lien Revolving Loan	297	(37)	260
15484910 Canada Inc.	1st Lien Delay Draw Term Loan	446	—	446
3 Step Sports LLC	1st Lien Delay Draw Term Loan	1,498	—	1,498
3 Step Sports LLC	1st Lien Revolving Loan	124	—	124
760203 N.B. LTD.	1st Lien Revolving Loan	2,410	(1,810)	600
Accommodations Plus Technologies LLC	1st Lien Revolving Loan	63	—	63
ACP Avenu Buyer, LLC	1st Lien Delay Draw Term Loan	2,973	—	2,973
ACP Avenu Buyer, LLC	1st Lien Revolving Loan	1,057	—	1,057
ACTFY Buyer, Inc.	1st Lien Delay Draw Term Loan	328	—	328
ACTFY Buyer, Inc.	1st Lien Revolving Loan	476	—	476
Activate holdings (US) Corp.	1st Lien Revolving Loan	579	—	579
Adonis Acquisition Holdings LLC	1st Lien Delay Draw Term Loan	297	—	297
Adonis Acquisition Holdings LLC	1st Lien Revolving Loan	1	(1)	—
Adonis Bidco, Inc.	1st Lien Delay Draw Term Loan	12,593	—	12,593
Adonis Bidco, Inc.	1st Lien Revolving Loan	5,688	—	5,688
Adonis Financial Funding, LLC	1st Lien Revolving Loan	417	(417)	—
Aduro Advisors, LLC	1st Lien Delay Draw Term Loan	1,006	—	1,006
Aduro Advisors, LLC	1st Lien Revolving Loan	597	—	597
Aerin Medical Inc.	1st Lien Delay Draw Term Loan	754	—	754

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
AeriTek Global US Acquisition Inc.	1st Lien Revolving Loan	69	(23)	46
AI Titan Parent, Inc.	1st Lien Delay Draw Term Loan	1,789	—	1,789
AI Titan Parent, Inc.	1st Lien Revolving Loan	1,546	—	1,546
Airx Climate Solutions, Inc.	1st Lien Delay Draw Term Loan	2,160	—	2,160
Airx Climate Solutions, Inc.	1st Lien Revolving Loan	463	—	463
Alcami Corporation	1st Lien Revolving Loan	27	—	27
Aldinger Company	1st Lien Delay Draw Term Loan	235	—	235
Aldinger Company	1st Lien Revolving Loan	305	(122)	183
Align Precision Group, LLC	1st Lien Delay Draw Term Loan	224	—	224
AllClear Military Inc.	1st Lien Delay Draw Term Loan	162	—	162
AllClear Military Inc.	1st Lien Revolving Loan	162	—	162
Anaplan, Inc.	1st Lien Revolving Loan	381	—	381
Andwis Group Limited	1st Lien Delay Draw Term Loan	1,658	—	1,658
Antea Group Holding B.V.	1st Lien Delay Draw Term Loan	1,468	—	1,468
Antenore Bidco SpA	1st Lien Delay Draw Term Loan	528	—	528
AP Adhesives Holdings, LLC	1st Lien Delay Draw Term Loan	1,210	—	1,210
AP Adhesives Holdings, LLC	1st Lien Revolving Loan	629	—	629
Apex Service Partners, LLC	1st Lien Revolving Loan	2,131	—	2,131
Aptean Acquiror Inc.	1st Lien Delay Draw Term Loan	592	—	592
Aptean Acquiror Inc.	1st Lien Revolving Loan	372	(36)	336
AQ Sage Buyer, LLC	1st Lien Revolving Loan	50	(5)	45
AQ Sunshine, Inc.	1st Lien Delay Draw Term Loan	2,880	—	2,880
AQ Sunshine, Inc.	1st Lien Revolving Loan	1,653	(529)	1,124
Arete Bidco Limited	1st Lien Delay Draw Term Loan	6,382	—	6,382
Artifact Bidco, Inc.	1st Lien Delay Draw Term Loan	282	—	282
Artifact Bidco, Inc.	1st Lien Revolving Loan	252	—	252
Artivion, Inc.	1st Lien Delay Draw Term Loan	923	—	923
Artivion, Inc.	1st Lien Revolving Loan	336	(168)	168
ASPIRE BIDCO LIMITED	1st Lien Delay Draw Term Loan	1,741	—	1,741
Aspris Bidco Limited	1st Lien Delay Draw Term Loan	279	—	279
ASP-r-pac Acquisition Co LLC	1st Lien Revolving Loan	839	(621)	218
Aston Bidco (Holding) Limited	1st Lien Revolving Loan	1	—	1
Astra Service Partners, LLC	1st Lien Delay Draw Term Loan	285	—	285
Astra Service Partners, LLC	1st Lien Revolving Loan	2	—	2
athenahealth Group Inc.	1st Lien Revolving Loan	2,100	—	2,100
Avalign Technologies, Inc.	1st Lien Revolving Loan	250	(75)	175
AX VI INV3 Holding AB	1st Lien Delay Draw Term Loan	3,068	—	3,068
Badia Spices, LLC	1st Lien Revolving Loan	526	—	526
Bamboo Health Holdings, LLC	1st Lien Revolving Loan	212	—	212
Bamboo Purchaser, Inc.	1st Lien Revolving Loan	1	(1)	—
Bamboo US BidCo LLC	1st Lien Delay Draw Term Loan	1,058	—	1,058
Bamboo US BidCo LLC	1st Lien Revolving Loan	1,413	—	1,413
Banyan Software Holdings, LLC	1st Lien Delay Draw Term Loan	1,323	—	1,323
Banyan Software Holdings, LLC	1st Lien Revolving Loan	509	—	509
Bayou Intermediate II, LLC	1st Lien Delay Draw Term Loan	271	—	271
Bayou Intermediate II, LLC	1st Lien Revolving Loan	157	—	157
BCPE Pequod Buyer, Inc.	1st Lien Revolving Loan	3,003	—	3,003
Beacon Pointe Harmony, LLC	1st Lien Delay Draw Term Loan	6,106	—	6,106
Beacon Pointe Harmony, LLC	1st Lien Revolving Loan	909	—	909
Beacon Wellness Brands, Inc.	1st Lien Revolving Loan	205	—	205
Bellwether Buyer, L.L.C.	1st Lien Delay Draw Term Loan	1,092	—	1,092

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Bellwether Buyer, L.L.C.	1st Lien Revolving Loan	455	(114)	341
Berner Food & Beverage, LLC	1st Lien Revolving Loan	262	(126)	136
BGI Purchaser, Inc.	1st Lien Delay Draw Term Loan	1,595	—	1,595
BGI Purchaser, Inc.	1st Lien Revolving Loan	4,674	(3,438)	1,236
BGIF IV Fearless Utility Services, Inc.	1st Lien Delay Draw Term Loan	811	—	811
BGIF IV Fearless Utility Services, Inc.	1st Lien Revolving Loan	709	—	709
Bluejack Fire Acquisition, Inc.	1st Lien Delay Draw Term Loan	1,416	—	1,416
Bluejack Fire Acquisition, Inc.	1st Lien Revolving Loan	294	—	294
BNZ TopCo B.V.	Subordinated Delay Draw Term Loan	7,908	—	7,908
Bobcat Purchaser, LLC	1st Lien Revolving Loan	306	—	306
Bobtail AcquisitionCo, LLC	1st Lien Delay Draw Term Loan	731	—	731
Bobtail AcquisitionCo, LLC	1st Lien Revolving Loan	309	(9)	300
Bottomline Technologies, Inc. and Legal Spend Holdings, LLC	1st Lien Revolving Loan	1,912	—	1,912
BRADYPLUS HOLDINGS, LLC	1st Lien Delay Draw Term Loan	384	—	384
BrightStar Group Holdings, Inc.	1st Lien Revolving Loan	505	(25)	480
Bulab Holdings, Inc.	1st Lien Delay Draw Term Loan	4,996	—	4,996
Bulab Holdings, Inc.	1st Lien Revolving Loan	6,101	—	6,101
Bumble Bidco Limited	1st Lien Delay Draw Term Loan	1,962	—	1,962
Businessolver.com, Inc.	1st Lien Delay Draw Term Loan	111	—	111
BVI Medical, Inc.	1st Lien Delay Draw Term Loan	850	—	850
BVI Medical, Inc.	1st Lien Revolving Loan	1,586	—	1,586
Calculus Acquico Sarl	1st Lien Delay Draw Term Loan	1,000	—	1,000
Cambrex Corporation	1st Lien Delay Draw Term Loan	6,745	—	6,745
Cambrex Corporation	1st Lien Revolving Loan	5,889	—	5,889
Cannon Bridge Designated Activity Company	1st Lien Revolving Loan	9,291	(3,388)	5,903
Capnor Connery Bidco A/S	1st Lien Delay Draw Term Loan	1,099	—	1,099
Capstone Acquisition Holdings, Inc.	1st Lien Delay Draw Term Loan	518	—	518
Capstone Acquisition Holdings, Inc.	1st Lien Revolving Loan	3,135	—	3,135
Capstone Acquisition Holdings, Inc.	2nd Lien Delay Draw Term Loan	1,668	—	1,668
Captive Resources Midco, LLC	1st Lien Revolving Loan	185	—	185
Cardinal Parent, Inc.	1st Lien Revolving Loan	1	—	1
Cascade Parent Inc.	1st Lien Revolving Loan	52	—	52
CBTS BORROWER, LLC	1st Lien Delay Draw Term Loan	1,900	—	1,900
Celnor Group Limited	1st Lien Delay Draw Term Loan	7,016	—	7,016
CentralSquare Technologies, LLC	1st Lien Revolving Loan	3,402	—	3,402
Cezanne Bidco	1st Lien Delay Draw Term Loan	4,118	—	4,118
CFG Investments WH Limited	1st Lien Revolving Loan	5,100	(2,187)	2,913
Chariot Buyer LLC	1st Lien Revolving Loan	100	—	100
Chillaton Bidco Limited	1st Lien Delay Draw Term Loan	1,063	—	1,063
City Line Distributors LLC	1st Lien Revolving Loan	2	—	2
Clarion Home Services Group, LLC	1st Lien Revolving Loan	416	(302)	114
Clearstead Advisors, LLC	1st Lien Revolving Loan	34	(18)	16
Cloud Software Group, Inc.	1st Lien Revolving Loan	2,574	—	2,574
ClubCorp Holdings, Inc.	1st Lien Delay Draw Term Loan	97	—	97
ClubCorp Holdings, Inc.	1st Lien Revolving Loan	169	—	169
CMG HoldCo, LLC	1st Lien Delay Draw Term Loan	1,776	—	1,776
CMG HoldCo, LLC	1st Lien Revolving Loan	1,464	(55)	1,409
Cobalt Buyer Sub, Inc.	1st Lien Delay Draw Term Loan	2,156	—	2,156
Cobalt Buyer Sub, Inc.	1st Lien Revolving Loan	1,194	(358)	836
Collision SP Subco, LLC	1st Lien Delay Draw Term Loan	755	—	755
Collision SP Subco, LLC	1st Lien Revolving Loan	88	(13)	75

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Compex Legal Services, Inc.	1st Lien Revolving Loan	900	(630)	270
Confirmasoft AB	1st Lien Delay Draw Term Loan	1,693	—	1,693
Continental Acquisition Holdings, Inc.	1st Lien Revolving Loan	1	(1)	—
Convera International Holdings Limited	1st Lien Revolving Loan	1,777	—	1,777
Cority Software Inc.	1st Lien Revolving Loan	1,504	(1,253)	251
Cornerstone OnDemand, Inc.	1st Lien Revolving Loan	100	(22)	78
Coupa Holdings, LLC	1st Lien Delay Draw Term Loan	20	—	20
Coupa Holdings, LLC	1st Lien Revolving Loan	1	—	1
CPIG Holdco Inc.	1st Lien Revolving Loan	2	(1)	1
Cradle Lux Bidco S.a r.l	1st Lien Delay Draw Term Loan	256	—	256
Creek Parent, Inc.	1st Lien Revolving Loan	7,992	—	7,992
Crossco (1469) Limited	1st Lien Delay Draw Term Loan	1,041	—	1,041
Crown CT Parent Inc.	1st Lien Revolving Loan	904	(452)	452
CST Holding Company	1st Lien Revolving Loan	79	—	79
CVP Holdco, Inc.	1st Lien Delay Draw Term Loan	4,102	—	4,102
CVP Holdco, Inc.	1st Lien Revolving Loan	3,539	—	3,539
Databricks, Inc.	1st Lien Delay Draw Term Loan	17	—	17
Datix Bidco Limited	1st Lien Delay Draw Term Loan	891	—	891
Datix Bidco Limited	1st Lien Revolving Loan	1,423	—	1,423
Davidson Hotel Company LLC	1st Lien Delay Draw Term Loan	1,041	—	1,041
Davidson Hotel Company LLC	1st Lien Revolving Loan	567	—	567
DCert Buyer, Inc.	1st Lien Revolving Loan	185	—	185
DecoPac, Inc.	1st Lien Revolving Loan	3,737	(1,038)	2,699
Dedomena Bidco Limited	1st Lien Delay Draw Term Loan	396	—	396
Denali Intermediate Holdings, Inc.	1st Lien Revolving Loan	7,443	—	7,443
DFC Global Facility Borrower III LLC	1st Lien Revolving Loan	28,769	(23,176)	5,593
Diamond Mezzanine 24 LLC	1st Lien Revolving Loan	321	(103)	218
Diligent Corporation	1st Lien Delay Draw Term Loan	926	—	926
Diligent Corporation	1st Lien Revolving Loan	670	(74)	596
Divisions Holding Corporation	1st Lien Revolving Loan	99	—	99
Dorado Bidco, Inc.	1st Lien Delay Draw Term Loan	2,232	—	2,232
Dorado Bidco, Inc.	1st Lien Revolving Loan	698	—	698
DOXA Insurance Holdings LLC	1st Lien Delay Draw Term Loan	2,329	—	2,329
DOXA Insurance Holdings LLC	1st Lien Revolving Loan	200	(24)	176
Doxim Inc.	1st Lien Revolving Loan	2,198	(278)	1,920
DP Flores Holdings, LLC	1st Lien Delay Draw Term Loan	1,115	—	1,115
DP Flores Holdings, LLC	1st Lien Revolving Loan	513	—	513
Drivecentric Holdings, LLC	1st Lien Delay Draw Term Loan	449	—	449
Drivecentric Holdings, LLC	1st Lien Revolving Loan	518	—	518
Drogon Bidco Inc.	1st Lien Delay Draw Term Loan	722	—	722
Drogon Bidco Inc.	1st Lien Revolving Loan	445	—	445
DRS Holdings III, Inc.	1st Lien Revolving Loan	183	—	183
DuraServ LLC	1st Lien Delay Draw Term Loan	205	—	205
DuraServ LLC	1st Lien Revolving Loan	227	—	227
Dynamic NC Aerospace Holdings, LLC	1st Lien Revolving Loan	1,608	(536)	1,072
EC Partners Spanish Bidco, S.L.U.	1st Lien Delay Draw Term Loan	652	—	652
ECG Bidco S.A.S.	1st Lien Delay Draw Term Loan	4,838	—	4,838
Echo Purchaser, Inc.	1st Lien Delay Draw Term Loan	179	—	179
Echo Purchaser, Inc.	1st Lien Revolving Loan	213	—	213
Eclipse Buyer, Inc.	1st Lien Delay Draw Term Loan	7,630	—	7,630
Eclipse Buyer, Inc.	1st Lien Revolving Loan	4,351	—	4,351

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Edmunds GovTech, Inc.	1st Lien Delay Draw Term Loan	327	—	327
Edmunds GovTech, Inc.	1st Lien Revolving Loan	64	(32)	32
Einstein Parent, Inc.	1st Lien Revolving Loan	537	—	537
Elemica Parent, Inc.	1st Lien Revolving Loan	1,358	(1,326)	32
Elevation Services Parent Holdings, LLC	1st Lien Revolving Loan	631	(505)	126
Elliott Davis Advisory, LLC	1st Lien Delay Draw Term Loan	192	—	192
Elliott Davis Advisory, LLC	1st Lien Revolving Loan	280	(100)	180
EMB Purchaser, Inc.	1st Lien Delay Draw Term Loan	14,124	—	14,124
EMB Purchaser, Inc.	1st Lien Revolving Loan	6,840	—	6,840
Empower Payments Investor, LLC	1st Lien Delay Draw Term Loan	66	—	66
Empower Payments Investor, LLC	1st Lien Revolving Loan	60	—	60
Enverus Holdings, Inc.	1st Lien Delay Draw Term Loan	116	—	116
Enverus Holdings, Inc.	1st Lien Revolving Loan	1,053	(45)	1,008
Envisage Dental UK Limited	1st Lien Delay Draw Term Loan	3,737	—	3,737
Erasmus Acquisition Holding B.V.	1st Lien Delay Draw Term Loan	620	—	620
eResearchTechnology, Inc.	1st Lien Delay Draw Term Loan	3,915	—	3,915
eResearchTechnology, Inc.	1st Lien Revolving Loan	2,724	—	2,724
ESHA Research, LLC	1st Lien Revolving Loan	76	(20)	56
Essential Services Holding Corporation	1st Lien Delay Draw Term Loan	4,179	—	4,179
Essential Services Holding Corporation	1st Lien Revolving Loan	2,611	(522)	2,089
Eternal Aus Bidco Pty Ltd	1st Lien Delay Draw Term Loan	183	—	183
Evolent Health LLC	1st Lien Delay Draw Term Loan	903	—	903
Evolent Health LLC	1st Lien Revolving Loan	3	(2)	1
Evolent Health LLC	2nd Lien Delay Draw Term Loan	18	—	18
Excel Fitness Holdings, Inc.	1st Lien Delay Draw Term Loan	122	—	122
Excelitas Technologies Corp.	1st Lien Delay Draw Term Loan	2,092	—	2,092
ExtraHop Networks, Inc.	1st Lien Revolving Loan	420	—	420
Fever Labs, Inc.	1st Lien Delay Draw Term Loan	818	—	818
Fever Labs, Inc.	1st Lien Revolving Loan	3,645	(2,739)	906
Firebird Acquisition Corp, Inc.	1st Lien Delay Draw Term Loan	1,276	—	1,276
Firebird Acquisition Corp, Inc.	1st Lien Revolving Loan	473	—	473
Fitness Ventures Holdings, Inc.	1st Lien Delay Draw Term Loan	714	—	714
Fitness Ventures Holdings, Inc.	1st Lien Revolving Loan	140	(140)	—
FL Hawk Intermediate Holdings, Inc.	1st Lien Revolving Loan	1,658	—	1,658
Flexential Topco Corporation	1st Lien Revolving Loan	3,000	(3,000)	—
Flexera Software LLC	1st Lien Revolving Loan	15	—	15
Flint Opco, LLC	1st Lien Delay Draw Term Loan	1,480	—	1,480
Flint Opco, LLC	1st Lien Revolving Loan	1	—	1
Flywheel Acquireco, Inc.	1st Lien Revolving Loan	1,665	(444)	1,221
Forward Keystone Holdings, LP	1st Lien Delay Draw Term Loan	1,234	—	1,234
Fossil Group, Inc.	1st Lien Revolving Loan	805	(113)	692
Foundation Consumer Brands, LLC	1st Lien Revolving Loan	788	—	788
Foundation Risk Partners, Corp.	1st Lien Revolving Loan	3,847	—	3,847
Frontline Road Safety Operations, LLC	1st Lien Delay Draw Term Loan	51	—	51
Frontline Road Safety Operations, LLC	1st Lien Revolving Loan	5,513	(965)	4,548
G702 Buyer, Inc.	1st Lien Revolving Loan	71	—	71
Galway Borrower LLC	1st Lien Delay Draw Term Loan	1,128	—	1,128
Galway Borrower LLC	1st Lien Revolving Loan	1,143	(241)	902
GC Waves Holdings, Inc.	1st Lien Delay Draw Term Loan	1,918	—	1,918
GC Waves Holdings, Inc.	1st Lien Revolving Loan	173	—	173
Generator Buyer, Inc.	1st Lien Delay Draw Term Loan	155	—	155

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Generator Buyer, Inc.	1st Lien Revolving Loan	213	(34)	179
Gestion ABS Bidco Inc./ABS Bidco Holdings Inc.	1st Lien Delay Draw Term Loan	232	—	232
Gestion ABS Bidco Inc./ABS Bidco Holdings Inc.	1st Lien Revolving Loan	71	(14)	57
GHP-VGS Purchaser LLC	1st Lien Delay Draw Term Loan	926	—	926
GHP-VGS Purchaser LLC	1st Lien Revolving Loan	285	—	285
Global Music Rights, LLC	1st Lien Revolving Loan	6,442	—	6,442
GNZ Energy Bidco Limited	1st Lien Delay Draw Term Loan	1,138	—	1,138
Goldeneye Parent, LLC	1st Lien Revolving Loan	373	—	373
GreatBear Bidco Limited	1st Lien Delay Draw Term Loan	600	—	600
Grit Buyer, Inc.	1st Lien Delay Draw Term Loan	358	—	358
Grit Buyer, Inc.	1st Lien Revolving Loan	95	(3)	92
GS SEER Group Borrower LLC	1st Lien Delay Draw Term Loan	20	—	20
GS SEER Group Borrower LLC	1st Lien Revolving Loan	37	—	37
GSV Purchaser, Inc.	1st Lien Delay Draw Term Loan	2,017	—	2,017
GSV Purchaser, Inc.	1st Lien Revolving Loan	1,202	—	1,202
GTCR Everest Borrower, LLC	1st Lien Revolving Loan	211	—	211
GTCR F Buyer Corp.	1st Lien Delay Draw Term Loan	139	—	139
GTCR F Buyer Corp.	1st Lien Revolving Loan	45	—	45
Guidepoint Security Holdings, LLC	1st Lien Delay Draw Term Loan	295	—	295
Guidepoint Security Holdings, LLC	1st Lien Revolving Loan	200	—	200
Hakken Bidco B.V.	1st Lien Delay Draw Term Loan	737	—	737
Hamilton Thorne Inc.	1st Lien Delay Draw Term Loan	729	—	729
Hanger, Inc.	1st Lien Delay Draw Term Loan	58	—	58
Harbourvest Global Private Equity Limited	1st Lien Revolving Loan	24,000	(12,000)	12,000
HBH Buyer, LLC	1st Lien Delay Draw Term Loan	103	—	103
HBH Buyer, LLC	1st Lien Revolving Loan	602	(507)	95
Healthco Investment Ltd	1st Lien Delay Draw Term Loan	863	—	863
Heavy Construction Systems Specialists, LLC	1st Lien Revolving Loan	410	—	410
HGC Holdings, LLC	1st Lien Delay Draw Term Loan	11,000	—	11,000
HGC Holdings, LLC	1st Lien Revolving Loan	2,606	—	2,606
HH-Stella, Inc.	1st Lien Delay Draw Term Loan	89	—	89
HH-Stella, Inc.	1st Lien Revolving Loan	444	(127)	317
Higginbotham Insurance Agency, Inc.	1st Lien Delay Draw Term Loan	268	—	268
High Street Buyer, Inc.	1st Lien Delay Draw Term Loan	517	—	517
High Street Buyer, Inc.	1st Lien Revolving Loan	688	—	688
Highline Aftermarket Acquisition, LLC	1st Lien Revolving Loan	2	—	2
Hills Distribution, Inc.	1st Lien Delay Draw Term Loan	44	—	44
Hills Distribution, Inc.	1st Lien Revolving Loan	1	(1)	—
Himalaya TopCo LLC	1st Lien Delay Draw Term Loan	9,000	—	9,000
Himalaya TopCo LLC	1st Lien Revolving Loan	9,314	—	9,314
Horizon Avionics Buyer, LLC (Horizon CTS Buyer, LLC)	1st Lien Delay Draw Term Loan	1,030	—	1,030
Horizon Avionics Buyer, LLC (Horizon CTS Buyer, LLC)	1st Lien Revolving Loan	1,385	(443)	942
HP RSS Buyer, Inc.	1st Lien Delay Draw Term Loan	431	—	431
HuFriedy Group Acquisition LLC	1st Lien Delay Draw Term Loan	484	—	484
HuFriedy Group Acquisition LLC	1st Lien Revolving Loan	2,102	—	2,102
Hyland Software, Inc.	1st Lien Revolving Loan	594	—	594
Icefall Parent, Inc.	1st Lien Revolving Loan	154	—	154
ID.me, LLC	1st Lien Delay Draw Term Loan	2,770	—	2,770

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
ID.me, LLC	1st Lien Revolving Loan	2,309	—	2,309
IFH Franchisee Holdings, LLC	1st Lien Delay Draw Term Loan	880	—	880
IFH Franchisee Holdings, LLC	1st Lien Revolving Loan	1,737	(1,158)	579
IGEA BIDCO S.P.A	1st Lien Delay Draw Term Loan	1,025	—	1,025
Indigo Acquisition B.V.	1st Lien Delay Draw Term Loan	382	—	382
Infinity Home Services HoldCo, Inc.	1st Lien Delay Draw Term Loan	3,974	—	3,974
Infinity Home Services HoldCo, Inc.	1st Lien Revolving Loan	456	(57)	399
Innovative Food Supplements Ltd	1st Lien Delay Draw Term Loan	1,187	—	1,187
Innovative Food Supplements Ltd	1st Lien Revolving Loan	1,021	—	1,021
Inspiring Generations B.V.	1st Lien Delay Draw Term Loan	521	—	521
Inszone Mid, LLC	1st Lien Delay Draw Term Loan	5,739	—	5,739
Inszone Mid, LLC	1st Lien Revolving Loan	1,215	—	1,215
Internet Truckstop Group LLC	1st Lien Revolving Loan	302	—	302
IQN Holding Corp.	1st Lien Revolving Loan	629	(304)	325
IRI Group Holdings, Inc.	1st Lien Revolving Loan	1,885	—	1,885
Ivanti Security Holdings LLC	1st Lien Revolving Loan	460	—	460
JAMS Buyer LLC	1st Lien Delay Draw Term Loan	625	—	625
JAMS Buyer LLC	1st Lien Revolving Loan	349	—	349
JMG Group Investments Limited	1st Lien Delay Draw Term Loan	586	—	586
JSG II, Inc. and Checkers USA, Inc.	1st Lien Delay Draw Term Loan	50	—	50
JSG II, Inc. and Checkers USA, Inc.	1st Lien Revolving Loan	22	(2)	20
Kairos Bidco Limited	1st Lien Revolving Loan	116	(12)	104
Kene Acquisition, Inc.	1st Lien Delay Draw Term Loan	713	—	713
Kene Acquisition, Inc.	1st Lien Revolving Loan	265	—	265
King Risk Partners, LLC	1st Lien Delay Draw Term Loan	978	—	978
King Risk Partners, LLC	1st Lien Revolving Loan	261	—	261
Kings Buyer, LLC	1st Lien Revolving Loan	187	(56)	131
Koala Investment Holdings, Inc.	1st Lien Delay Draw Term Loan	181	—	181
Koala Investment Holdings, Inc.	1st Lien Revolving Loan	85	—	85
KPS Global LLC	1st Lien Revolving Loan	1,359	—	1,359
Laboratories Bidco LLC	1st Lien Revolving Loan	1,610	(1,546)	64
LBC Woodlands Purchaser LLC	1st Lien Delay Draw Term Loan	564	—	564
LBC Woodlands Purchaser LLC	1st Lien Revolving Loan	611	—	611
League One Volleyball Clubs, LLC	1st Lien Delay Draw Term Loan	2	—	2
LeanTaaS Holdings, Inc.	1st Lien Delay Draw Term Loan	2,583	—	2,583
Legends Hospitality Holding Company, LLC	1st Lien Delay Draw Term Loan	135	—	135
Legends Hospitality Holding Company, LLC	1st Lien Revolving Loan	599	(60)	539
Leviathan Intermediate Holdco, LLC	1st Lien Revolving Loan	13	—	13
LGDN Bidco Limited	1st Lien Delay Draw Term Loan	617	—	617
LHS Borrower, LLC	1st Lien Revolving Loan	190	—	190
Lightbeam Bidco, Inc.	1st Lien Revolving Loan	1	—	1
LivTech Purchaser, Inc.	1st Lien Delay Draw Term Loan	289	—	289
LivTech Purchaser, Inc.	1st Lien Revolving Loan	384	—	384
Majesco	1st Lien Revolving Loan	624	—	624
Maximus BidCo AB	1st Lien Delay Draw Term Loan	7,303	—	7,303
MCVIII Bidco Group B.V.	1st Lien Delay Draw Term Loan	112	—	112
Medlar Bidco Limited	1st Lien Delay Draw Term Loan	1,628	—	1,628
Merit Financial Group, LLC	1st Lien Delay Draw Term Loan	373	—	373
Merit Financial Group, LLC	1st Lien Revolving Loan	198	—	198
Metatiedot Bidco Oy	1st Lien Delay Draw Term Loan	996	—	996
Metatiedot Bidco Oy	1st Lien Revolving Loan	660	—	660

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Meyer Laboratory, LLC	1st Lien Delay Draw Term Loan	107	—	107
Meyer Laboratory, LLC	1st Lien Revolving Loan	190	(141)	49
Modernizing Medicine, Inc.	1st Lien Revolving Loan	2,111	—	2,111
Monica Holdco (US), Inc.	1st Lien Delay Draw Term Loan	2,135	—	2,135
Monica Holdco (US), Inc.	1st Lien Revolving Loan	2,347	—	2,347
Mountaineer Merger Corporation	1st Lien Revolving Loan	5,375	(2,120)	3,255
Movares Group B.V.	1st Lien Delay Draw Term Loan	534	—	534
Mr. Greens Intermediate, LLC	1st Lien Delay Draw Term Loan	865	—	865
Mr. Greens Intermediate, LLC	1st Lien Revolving Loan	146	(58)	88
MRI Software LLC	1st Lien Revolving Loan	540	(54)	486
Msis Holdings, Inc.	1st Lien Delay Draw Term Loan	1,164	—	1,164
Msis Holdings, Inc.	1st Lien Revolving Loan	830	—	830
Mustang Prospects Purchaser, LLC	1st Lien Delay Draw Term Loan	91	—	91
Mustang Prospects Purchaser, LLC	1st Lien Revolving Loan	284	—	284
NCP-MSI Buyer, Inc.	1st Lien Delay Draw Term Loan	998	—	998
NCP-MSI Buyer, Inc.	1st Lien Revolving Loan	1,031	(609)	422
Nelipak Holding Company	1st Lien Delay Draw Term Loan	1,240	—	1,240
Nelipak Holding Company	1st Lien Revolving Loan	554	(215)	339
Neptune BidCo US Inc.	1st Lien Revolving Loan	2,988	—	2,988
Netsmart Technologies, Inc.	1st Lien Delay Draw Term Loan	4,473	—	4,473
Netsmart Technologies, Inc.	1st Lien Revolving Loan	5,311	—	5,311
Network Bidco B.V.	1st Lien Delay Draw Term Loan	2,069	—	2,069
New Churchill Holdco LLC	1st Lien Delay Draw Term Loan	365	—	365
New Churchill Holdco LLC	1st Lien Revolving Loan	151	—	151
Next Holdco, LLC	1st Lien Delay Draw Term Loan	255	—	255
Next Holdco, LLC	1st Lien Revolving Loan	37	—	37
NMC Skincare Intermediate Holdings II, LLC	1st Lien Revolving Loan	340	(77)	263
North American Science Associates, LLC	1st Lien Revolving Loan	2,499	(2,499)	—
North Haven Fairway Buyer, LLC	1st Lien Delay Draw Term Loan	689	—	689
North Haven Fairway Buyer, LLC	1st Lien Revolving Loan	13	(10)	3
North Haven Stack Buyer, LLC	1st Lien Delay Draw Term Loan	46	—	46
North Haven Stack Buyer, LLC	1st Lien Revolving Loan	545	(281)	264
North Star Acquisitionco, LLC	1st Lien Delay Draw Term Loan	28	—	28
North Star Acquisitionco, LLC	1st Lien Revolving Loan	621	—	621
Northwinds Holding, Inc.	1st Lien Delay Draw Term Loan	609	—	609
Northwinds Holding, Inc.	1st Lien Revolving Loan	965	—	965
Oakbridge Insurance Agency LLC	1st Lien Delay Draw Term Loan	463	—	463
Oakbridge Insurance Agency LLC	1st Lien Revolving Loan	113	(4)	109
Odevo AB	1st Lien Delay Draw Term Loan	381	—	381
Oiva Isannointi Group Oy	1st Lien Delay Draw Term Loan	268	—	268
OLIFAN GROUP PARTNERS	1st Lien Delay Draw Term Loan	247	—	247
Olympia Acquisition, Inc.	1st Lien Delay Draw Term Loan	54	—	54
Oncourse Warehouse Borrower, LLC	1st Lien Delay Draw Term Loan	21,990	—	21,990
Oncourse Warehouse Borrower, LLC	1st Lien Revolving Loan	2,000	—	2,000
Optio Group Limited	1st Lien Delay Draw Term Loan	647	—	647
Orange Barrel Media, LLC	1st Lien Delay Draw Term Loan	1,328	—	1,328
Orange Barrel Media, LLC	1st Lien Revolving Loan	2,080	—	2,080
Pallas NZ Funding Trust No. 1	1st Lien Revolving Loan	3,633	(3,633)	—
Panther NewCo	1st Lien Delay Draw Term Loan	1,214	—	1,214
Paris US Holdco, Inc. & 1001028292 Ontario Inc.	1st Lien Delay Draw Term Loan	1,516	—	1,516

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Paris US Holdco, Inc. & 1001028292 Ontario Inc.	1st Lien Revolving Loan	1,075	(54)	1,021
Pathstone Family Office LLC	1st Lien Delay Draw Term Loan	722	—	722
Pathstone Family Office LLC	1st Lien Revolving Loan	629	—	629
Patriot Container Corp.	1st Lien Delay Draw Term Loan	1,882	—	1,882
Patriot Growth Insurance Services, LLC	1st Lien Revolving Loan	250	—	250
Pave America Holding, LLC	1st Lien Delay Draw Term Loan	142	—	142
Pave America Holding, LLC	1st Lien Revolving Loan	123	(59)	64
PCIA SPV-3, LLC	1st Lien Delay Draw Term Loan	227	—	227
PCIA SPV-3, LLC	1st Lien Revolving Loan	321	—	321
PCMI Parent, LLC	1st Lien Revolving Loan	600	—	600
PCS Midco, Inc.	1st Lien Delay Draw Term Loan	161	—	161
PCS Midco, Inc.	1st Lien Revolving Loan	75	—	75
PDI TA Holdings, Inc.	1st Lien Revolving Loan	185	(74)	111
People Corporation	1st Lien Delay Draw Term Loan	3,908	—	3,908
People Corporation	1st Lien Revolving Loan	645	(484)	161
Perigon Wealth Management, LLC	1st Lien Delay Draw Term Loan	268	—	268
Perigon Wealth Management, LLC	1st Lien Revolving Loan	250	—	250
PestCo, LLC	1st Lien Delay Draw Term Loan	42	—	42
PestCo, LLC	1st Lien Revolving Loan	17	—	17
Phoenix YW Buyer, Inc.	1st Lien Revolving Loan	979	—	979
Pinnacle MEP Intermediate Holdco LLC	1st Lien Delay Draw Term Loan	1,173	—	1,173
Pinnacle MEP Intermediate Holdco LLC	1st Lien Revolving Loan	518	(380)	138
Plaskolite PPC Intermediate II LLC	1st Lien Revolving Loan	2,713	(297)	2,416
Pluralsight, LLC	1st Lien Delay Draw Term Loan	1,322	—	1,322
Pluralsight, LLC	1st Lien Revolving Loan	529	—	529
Poseidon Intermediateco, Inc.	1st Lien Delay Draw Term Loan	229	—	229
Poseidon Intermediateco, Inc.	1st Lien Revolving Loan	118	—	118
PracticeTek Purchaser, LLC	1st Lien Revolving Loan	2	(1)	1
Precision Concepts Parent Inc.	1st Lien Delay Draw Term Loan	245	—	245
Precision Concepts Parent Inc.	1st Lien Revolving Loan	132	—	132
Premier Specialties, Inc.	1st Lien Revolving Loan	385	(281)	104
Premiere Buyer, LLC	1st Lien Delay Draw Term Loan	321	—	321
Premiere Buyer, LLC	1st Lien Revolving Loan	1,062	—	1,062
Premise Health Holding Corp.	1st Lien Revolving Loan	387	—	387
Prime Dental Alliance B.V.	1st Lien Delay Draw Term Loan	479	—	479
Priority Waste Holdings LLC	1st Lien Revolving Loan	2	(2)	—
Project Alliance Buyer, LLC	1st Lien Revolving Loan	40	—	40
Project Optimus Bidco Limited	1st Lien Delay Draw Term Loan	686	—	686
Proofpoint, Inc.	1st Lien Revolving Loan	240	—	240
PSC Parent, Inc.	1st Lien Delay Draw Term Loan	566	—	566
PSC Parent, Inc.	1st Lien Revolving Loan	993	(344)	649
PumpTech, LLC	1st Lien Delay Draw Term Loan	1,310	—	1,310
PumpTech, LLC	1st Lien Revolving Loan	454	(121)	333
Pye-Barker Fire & Safety, LLC	1st Lien Delay Draw Term Loan	1,327	—	1,327
Pye-Barker Fire & Safety, LLC	1st Lien Revolving Loan	689	(86)	603
QBS Parent, Inc.	1st Lien Revolving Loan	488	—	488
QF Holdings, Inc.	1st Lien Revolving Loan	317	—	317
QIMA Finance Ltd	1st Lien Delay Draw Term Loan	2,145	—	2,145
Quick Quack Car Wash Holdings, LLC	1st Lien Delay Draw Term Loan	553	—	553
Quick Quack Car Wash Holdings, LLC	1st Lien Revolving Loan	366	—	366
Radius Aerospace Europe Limited	1st Lien Revolving Loan	501	(501)	—

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Radius Aerospace, Inc.	1st Lien Revolving Loan	861	(159)	702
Raptor Technologies, LLC (Sycamore Bidco Ltd)	1st Lien Revolving Loan	1,679	—	1,679
Raven Acquisition Holdings, LLC	1st Lien Delay Draw Term Loan	644	—	644
Raven Acquisition Holdings, LLC	1st Lien Revolving Loan	1,424	—	1,424
Rawlings Sporting Goods Company, Inc.	1st Lien Revolving Loan	3,148	(305)	2,843
RB Holdings Interco, LLC	1st Lien Revolving Loan	697	(209)	488
Reagent Chemical & Research, LLC	1st Lien Revolving Loan	564	—	564
Reddy Ice LLC	1st Lien Delay Draw Term Loan	26,045	—	26,045
Reddy Ice LLC	1st Lien Revolving Loan	8,413	(792)	7,621
Redwood Services, LP	1st Lien Delay Draw Term Loan	739	—	739
Redwood Services, LP	1st Lien Revolving Loan	318	—	318
Registrar Intermediate, LLC	1st Lien Delay Draw Term Loan	279	—	279
Registrar Intermediate, LLC	1st Lien Revolving Loan	782	(508)	274
Relativity ODA LLC	1st Lien Revolving Loan	2	—	2
Repairify, Inc.	1st Lien Revolving Loan	766	(540)	226
Revalize, Inc.	1st Lien Revolving Loan	227	(148)	79
Revival Animal Health, LLC	1st Lien Delay Draw Term Loan	266	—	266
Revival Animal Health, LLC	1st Lien Revolving Loan	307	(184)	123
RFS Opco LLC	1st Lien Delay Draw Term Loan	307	—	307
Ristretto Bidco B.V.	1st Lien Delay Draw Term Loan	3,887	—	3,887
Ristretto Bidco B.V.	1st Lien Revolving Loan	3,531	—	3,531
RMS Holdco II, LLC	1st Lien Revolving Loan	883	—	883
Rodeo AcquisitionCo LLC	1st Lien Revolving Loan	311	(256)	55
Roman New Bidco Limited	1st Lien Delay Draw Term Loan	1,391	—	1,391
Royal Borrower, LLC	1st Lien Delay Draw Term Loan	1,345	—	1,345
Royal Borrower, LLC	1st Lien Revolving Loan	805	—	805
Rubicone Bidco Limited	1st Lien Delay Draw Term Loan	501	—	501
Runway Bidco, LLC	1st Lien Delay Draw Term Loan	258	—	258
Runway Bidco, LLC	1st Lien Revolving Loan	116	—	116
RWA Wealth Partners, LLC	1st Lien Delay Draw Term Loan	2,221	—	2,221
RWA Wealth Partners, LLC	1st Lien Revolving Loan	744	(32)	712
Sabseg Group, S.L.	1st Lien Delay Draw Term Loan	1,280	—	1,280
SageSure Holdings, LLC	1st Lien Delay Draw Term Loan	2,497	—	2,497
Saldon Holdings, Inc.	1st Lien Delay Draw Term Loan	235	—	235
Saldon Holdings, Inc.	1st Lien Revolving Loan	469	(35)	434
Sapphire Software Buyer, Inc.	1st Lien Revolving Loan	1,491	—	1,491
Saturn Purchaser Corp.	1st Lien Delay Draw Term Loan	52	—	52
Saturn Purchaser Corp.	1st Lien Revolving Loan	14	—	14
Schill Landscaping and Lawn Care Services, LLC	1st Lien Delay Draw Term Loan	662	—	662
Schill Landscaping and Lawn Care Services, LLC	1st Lien Revolving Loan	720	—	720
SCM Insurance Services Inc.	1st Lien Revolving Loan	1	—	1
Service Logic Acquisition, Inc.	1st Lien Revolving Loan	1,007	—	1,007
Severin Acquisition, LLC	1st Lien Delay Draw Term Loan	7,617	—	7,617
Severin Acquisition, LLC	1st Lien Revolving Loan	5,768	—	5,768
SG Acquisition, Inc.	1st Lien Revolving Loan	418	—	418
Shermco Intermediate Holdings, Inc.	1st Lien Delay Draw Term Loan	167	—	167
Shermco Intermediate Holdings, Inc.	1st Lien Revolving Loan	2,506	(501)	2,005
Shout! Factory, LLC	1st Lien Revolving Loan	84	(15)	69
SIG Parent Holdings, LLC	1st Lien Delay Draw Term Loan	2,019	—	2,019

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
SIG Parent Holdings, LLC	1st Lien Revolving Loan	667	—	667
Sigma Electric Manufacturing Corporation	1st Lien Revolving Loan	82	(52)	30
Silk Holdings III Corp.	1st Lien Revolving Loan	12,036	(8,586)	3,450
Skyliner S.a r.l.	1st Lien Delay Draw Term Loan	2,143	—	2,143
Slaine Holdings LLC	1st Lien Delay Draw Term Loan	2,422	—	2,422
Slaine Holdings LLC	1st Lien Revolving Loan	438	—	438
Smarsh Inc.	1st Lien Delay Draw Term Loan	896	—	896
Smarsh Inc.	1st Lien Revolving Loan	679	(190)	489
Solar Bidco Limited	1st Lien Delay Draw Term Loan	472	—	472
Spaceship Purchaser, Inc.	1st Lien Delay Draw Term Loan	1,293	—	1,293
Spaceship Purchaser, Inc.	1st Lien Revolving Loan	1,411	—	1,411
Spark Purchaser, Inc.	1st Lien Revolving Loan	281	—	281
Spindrift Beverage Co., Inc.	1st Lien Delay Draw Term Loan	195	—	195
Spindrift Beverage Co., Inc.	1st Lien Revolving Loan	350	—	350
Spitfire Bidco Limited	1st Lien Delay Draw Term Loan	5,127	—	5,127
Spruce Bidco II Inc.	1st Lien Revolving Loan	11,657	—	11,657
ST Athena Global LLC	1st Lien Delay Draw Term Loan	174	—	174
ST Athena Global LLC	1st Lien Revolving Loan	695	(168)	527
Sterilex LLC	1st Lien Delay Draw Term Loan	54	—	54
Sterilex LLC	1st Lien Revolving Loan	2	(1)	1
Steward Partners Global Advisory, LLC	1st Lien Delay Draw Term Loan	605	—	605
Steward Partners Global Advisory, LLC	1st Lien Revolving Loan	86	(7)	79
Sugar PPC Buyer LLC	1st Lien Delay Draw Term Loan	821	—	821
Sun Acquirer Corp.	1st Lien Delay Draw Term Loan	11,608	—	11,608
Sun Acquirer Corp.	1st Lien Revolving Loan	1,638	—	1,638
Sunbit Receivables Trust IV	1st Lien Revolving Loan	5,060	(2,729)	2,331
Sundance Group Holdings, Inc.	1st Lien Revolving Loan	1	—	1
Sunvair Aerospace Group, Inc.	1st Lien Delay Draw Term Loan	1,528	—	1,528
Sunvair Aerospace Group, Inc.	1st Lien Revolving Loan	653	—	653
Superman Holdings, LLC	1st Lien Delay Draw Term Loan	1,024	—	1,024
Superman Holdings, LLC	1st Lien Revolving Loan	1,259	—	1,259
Supplying Demand, Inc.	1st Lien Revolving Loan	6,257	(1,267)	4,990
SV Newco 2, Inc.	1st Lien Delay Draw Term Loan	313	—	313
SV Newco 2, Inc.	1st Lien Revolving Loan	588	—	588
Symplr Software Inc.	1st Lien Revolving Loan	2	(1)	1
Systems Planning and Analysis, Inc.	1st Lien Revolving Loan	1,004	(93)	911
Talon Buyer Inc.	1st Lien Delay Draw Term Loan	616	—	616
Talon Buyer Inc.	1st Lien Revolving Loan	224	—	224
Tandarts Today Holding B.V.	1st Lien Delay Draw Term Loan	554	—	554
TCI Buyer LLC	1st Lien Delay Draw Term Loan	6,705	—	6,705
TCI Buyer LLC	1st Lien Revolving Loan	3,017	—	3,017
TCP Hawker Intermediate LLC	1st Lien Delay Draw Term Loan	2,683	—	2,683
TCP Hawker Intermediate LLC	1st Lien Revolving Loan	5,995	(3,384)	2,611
Telle Tire & Auto Service, LLC	1st Lien Delay Draw Term Loan	174	—	174
Telle Tire & Auto Service, LLC	1st Lien Revolving Loan	71	(48)	23
The Hiller Companies, LLC	1st Lien Delay Draw Term Loan	461	—	461
The Hiller Companies, LLC	1st Lien Revolving Loan	965	—	965
The Mather Group, LLC	1st Lien Revolving Loan	750	(205)	545
The Ultimus Group Midco, LLC	1st Lien Delay Draw Term Loan	649	—	649
The Ultimus Group Midco, LLC	1st Lien Revolving Loan	252	—	252
Thermostat Purchaser III, Inc.	1st Lien Revolving Loan	100	—	100

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Titan BW Borrower L.P.	1st Lien Delay Draw Term Loan	2,520	—	2,520
Titan BW Borrower L.P.	1st Lien Revolving Loan	5,367	—	5,367
Transit Technologies LLC	1st Lien Delay Draw Term Loan	975	—	975
Transit Technologies LLC	1st Lien Revolving Loan	839	—	839
Truck-Lite Co., LLC and Ecco Holdings Corp.	1st Lien Delay Draw Term Loan	2,575	—	2,575
Truck-Lite Co., LLC and Ecco Holdings Corp.	1st Lien Revolving Loan	1,474	—	1,474
Truist Insurance Holdings, LLC	1st Lien Revolving Loan	654	—	654
TSS Buyer, LLC	1st Lien Delay Draw Term Loan	71	—	71
Two Six Labs, LLC	1st Lien Delay Draw Term Loan	3,768	—	3,768
Two Six Labs, LLC	1st Lien Revolving Loan	2,561	(1,229)	1,332
U.S. Urology Partners, LLC	1st Lien Delay Draw Term Loan	361	—	361
U.S. Urology Partners, LLC	1st Lien Revolving Loan	186	—	186
Unifi Aviation North America, LLC	1st Lien Revolving Loan	1	(1)	—
United Digestive MSO Parent, LLC	1st Lien Delay Draw Term Loan	1,384	—	1,384
United Digestive MSO Parent, LLC	1st Lien Revolving Loan	168	—	168
Unity Purchaser, LLC	1st Lien Delay Draw Term Loan	1,455	—	1,455
Unity Purchaser, LLC	1st Lien Revolving Loan	424	—	424
UP Intermediate II LLC	1st Lien Revolving Loan	392	—	392
US Salt Investors, LLC	1st Lien Revolving Loan	679	—	679
Vamos Bidco, Inc.	1st Lien Delay Draw Term Loan	1,083	—	1,083
Vamos Bidco, Inc.	1st Lien Revolving Loan	333	(111)	222
Vantage Data Centers Europe S.a r.l.	1st Lien Delay Draw Term Loan	3,002	—	3,002
Verista, Inc.	1st Lien Revolving Loan	2,000	—	2,000
Vertex Service Partners, LLC	1st Lien Delay Draw Term Loan	4,842	—	4,842
Vertex Service Partners, LLC	1st Lien Revolving Loan	210	(168)	42
VetPartners Group Limited	1st Lien Delay Draw Term Loan	12,437	—	12,437
Victors Purchaser, LLC	1st Lien Delay Draw Term Loan	2,291	—	2,291
Victors Purchaser, LLC	1st Lien Revolving Loan	2,223	—	2,223
Viper Bidco, Inc.	1st Lien Delay Draw Term Loan	2,568	—	2,568
Viper Bidco, Inc.	1st Lien Revolving Loan	618	—	618
Vista Higher Learning, LLC	1st Lien Revolving Loan	1	—	1
VPP Intermediate Holdings, LLC	1st Lien Delay Draw Term Loan	1,603	—	1,603
VPP Intermediate Holdings, LLC	1st Lien Revolving Loan	315	—	315
VRC Companies, LLC	1st Lien Revolving Loan	1,342	—	1,342
VRS Buyer, Inc.	1st Lien Delay Draw Term Loan	590	—	590
VRS Buyer, Inc.	1st Lien Revolving Loan	397	—	397
W.S. Connelly & Co., LLC	1st Lien Delay Draw Term Loan	907	—	907
W.S. Connelly & Co., LLC	1st Lien Revolving Loan	1,778	(838)	940
Watermill Express, LLC	1st Lien Delay Draw Term Loan	381	—	381
Watermill Express, LLC	1st Lien Revolving Loan	561	(103)	458
Watt Holdco Limited	1st Lien Delay Draw Term Loan	431	—	431
Waverly Advisors, LLC	1st Lien Delay Draw Term Loan	3,067	—	3,067
Waverly Advisors, LLC	1st Lien Revolving Loan	945	(189)	756
WCI-BXC Purchaser, LLC	1st Lien Revolving Loan	34	—	34
Wealth Enhancement Group, LLC	1st Lien Delay Draw Term Loan	8,065	—	8,065
Wealth Enhancement Group, LLC	1st Lien Revolving Loan	1,378	—	1,378
WebPT, Inc.	1st Lien Revolving Loan	216	(188)	28
Wellington Bidco Inc.	1st Lien Delay Draw Term Loan	653	—	653
Wellington Bidco Inc.	1st Lien Revolving Loan	804	(110)	694
Wellington-Altus Financial Inc.	1st Lien Delay Draw Term Loan	823	—	823
Wellington-Altus Financial Inc.	1st Lien Revolving Loan	329	—	329

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Wellness AcquisitionCo, Inc.	1st Lien Revolving Loan	1,500	—	1,500
Wharf Street Ratings Acquisition LLC	1st Lien Delay Draw Term Loan	85	—	85
Wharf Street Ratings Acquisition LLC	1st Lien Revolving Loan	95	—	95
Wilbur-Ellis Holdings II LLC	1st Lien Revolving Loan	725	(434)	291
Witherslack Bidco Limited	1st Lien Delay Draw Term Loan	2,606	—	2,606
WorkWave Intermediate II, LLC	1st Lien Revolving Loan	5,197	(325)	4,872
World Insurance Associates, LLC	1st Lien Delay Draw Term Loan	563	—	563
World Insurance Associates, LLC	1st Lien Revolving Loan	60	—	60
Worldwide Produce Acquisition, LLC	1st Lien Revolving Loan	21	(3)	18
WPCG Aspire Holdings, LLC	1st Lien Delay Draw Term Loan	16,662	—	16,662
WRE Sports Investments LLC	1st Lien Delay Draw Term Loan	1,547	—	1,547
WSBidCo Limited	1st Lien Delay Draw Term Loan	2,861	—	2,861
WSHP FC Acquisition LLC	1st Lien Revolving Loan	2,945	—	2,945
WU Holdco, Inc.	1st Lien Delay Draw Term Loan	348	—	348
WU Holdco, Inc.	1st Lien Revolving Loan	132	—	132
YE Brands Holdings, LLC	1st Lien Delay Draw Term Loan	83	—	83
YE Brands Holdings, LLC	1st Lien Revolving Loan	297	(71)	226
ZB Holdco LLC	1st Lien Delay Draw Term Loan	884	—	884
ZB Holdco LLC	1st Lien Revolving Loan	1,074	(494)	580
Zeppelin US Buyer Inc.	1st Lien Delay Draw Term Loan	123	—	123
Zeppelin US Buyer Inc.	1st Lien Revolving Loan	64	(23)	41
Zinc Buyer Corporation	1st Lien Delay Draw Term Loan	215	—	215
Zinc Buyer Corporation	1st Lien Revolving Loan	407	—	407
ZocDoc, Inc.	1st Lien Delay Draw Term Loan	475	—	475
		$922,111	$(105,071)	$817,040
____________________________________________________

(h)This loan or a portion of this loan represents an unsettled loan purchase. The interest rate will be determined at the time of settlement and will be based upon a spread plus the applicable reference rate determined at the time of purchase.

(i)Loan or bond was on non-accrual status as of September 30, 2025.

(j)Non-income producing security as of September 30, 2025.

(k)When-Issued or delayed delivery security based on typical market settlement convention for such security.

(l)The Fund sold a participating interest of CAD $17,595 in aggregate principal amount outstanding of the portfolio company’s first lien senior secured revolver. As the transaction did not qualify as a “true sale” in accordance with U.S. generally accepted accounting principles (“GAAP”), the Fund recorded a corresponding secured borrowing of $17,499 at fair value, included in “accrued expenses and other payables” in the consolidated statement of assets and liabilities. As of September 30, 2025, the interest rate in effect for the secured borrowing was 6.80%.

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)
    As of September 30, 2025, the aggregate cost of securities for federal income tax purposes was $7,360,626. Unrealized appreciation and depreciation on investments for federal income tax purposes are as follows:

Gross unrealized appreciation	$230,667
Gross unrealized depreciation	(165,435)
Net unrealized appreciation	$65,232

Forward currency contracts as of September 30, 2025 were as follows:

Description	Notional Amount to be Purchased	Notional Amount to be Sold		Counterparty	Settlement Date	Unrealized Appreciation / (Depreciation)
Foreign currency forward contract	$216,093		€183,798	Morgan Stanley Capital Services LLC	October 24, 2025	$810
Foreign currency forward contract	$191,167		£142,123	Morgan Stanley Capital Services LLC	October 24, 2025	1,465
Foreign currency forward contract	$145,561		€123,806	Goldman Sachs International	October 24, 2025	518
Foreign currency forward contract	$140,816		£104,690	Goldman Sachs International	October 24, 2025	1,181
Foreign currency forward contract	$40,540	SEK	381,080	Goldman Sachs International	October 24, 2025	(292)
Foreign currency forward contract	$24,433	CAD	33,972	Goldman Sachs International	October 20, 2025	287
Foreign currency forward contract	$24,426	NOK	243,721	Morgan Stanley Capital Services LLC	October 24, 2025	(335)
Foreign currency forward contract	$23,786	CAD	33,066	Morgan Stanley Capital Services LLC	October 24, 2025	587
Foreign currency forward contract	$17,058	CAD	23,714	Goldman Sachs International	October 24, 2025	403
Foreign currency forward contract	$14,752		12,548	Goldman Sachs International	October 24, 2025	(114)
Foreign currency forward contract	$12,677	DKK	80,471	Morgan Stanley Capital Services LLC	October 24, 2025	54
Foreign currency forward contract	$11,209	NZD	19,317	Goldman Sachs International	October 24, 2025	487
Foreign currency forward contract	$6,788		¥1,001,315	Morgan Stanley Capital Services LLC	October 24, 2025	115
Foreign currency forward contract	$6,302	DKK	40,000	Goldman Sachs International	October 24, 2025	27
Foreign currency forward contract	$4,882		£3,630	Morgan Stanley Capital Services LLC	October 24, 2025	(10)
Foreign currency forward contract	$4,690	SEK	44,090	Morgan Stanley Capital Services LLC	October 24, 2025	(32)
Foreign currency forward contract	$4,525		£3,371	Goldman Sachs International	August 21, 2026	(354)
Foreign currency forward contract	$4,447	AUD	6,719	Morgan Stanley Capital Services LLC	October 17, 2025	(38)
Foreign currency forward contract	$4,132	PLN	15,023	Goldman Sachs International	October 24, 2025	3
Foreign currency forward contract	$3,941	NZD	6,794	Morgan Stanley Capital Services LLC	October 17, 2025	170
Foreign currency forward contract	$3,216		€2,736	Morgan Stanley Capital Services LLC	October 24, 2025	(61)
Foreign currency forward contract	$1,265	AUD	1,911	Morgan Stanley Capital Services LLC	October 24, 2025	(5)
Foreign currency forward contract	$641	NOK	6,400	Goldman Sachs International	October 24, 2025	(9)
Total						$4,857

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)
Interest rate swaps as of September 30, 2025 were as follows:

Description	Mandatory Redeemable Preferred Shares (“MRPS”)	Fund Receives	Fund Pays	Counterparty	Maturity Date	Notional Amount	Fair Value	Upfront Payments/Receipts	Change in Unrealized Appreciation / (Depreciation)
Interest rate swap	Series H MRPS	6.250%	SOFR +1.7420%	Goldman Sachs International	06/07/2027	$100,000	$1,652	$—	$(118)
Interest rate swap	Series I MRPS	6.350%	SOFR +2.0865%	Goldman Sachs International	06/07/2029	50,000	1,429	—	(12)
Interest rate swap	Series J MRPS	6.350%	SOFR +2.0895%	Goldman Sachs International	07/03/2029	50,000	1,451	—	(11)
Interest rate swap	Series K MRPS	5.940%	SOFR +1.9950%	Goldman Sachs International	01/15/2030	150,000	2,862	—	93
Interest rate swap	Series L MRPS	6.070%	SOFR +2.1530%	Goldman Sachs International	04/14/2032	150,000	3,030	—	249
Total						$500,000	$10,424	$—	$201

Purchased options outstanding as of September 30, 2025 were as follows:

Options on Equity Indices — Buy Protection

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Premium	Fair Value
Call-Chicago Board Options Exchange-VIX US	$30	11/19/2025	Goldman Sachs International	$936	$56	$57
Put-SPDR S&P Homebuilders ETF-XHB US	$106	10/17/2025	Barclays PLC	$4,975	88	52
Total Purchased Options on Equity Indices					$144	$109

Written options outstanding as of September 30, 2025 were as follows:

Options on Equity Indices — Sell Protection

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Premium	Fair Value
Call-Chicago Board Options Exchange-VIX US	$40	11/19/2025	Goldman Sachs International	$(936)	$(35)	$(36)
Total Written Options					$(35)	$(36)
Swaps outstanding as of September 30, 2025 were as follows:

Swaps: Centrally Cleared or Exchange Traded

Credit Default Swaps on Credit Indices - Buy Protection (1)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY S41 5Y	Q	5.00%	12/20/2028	ICE	$10,395	$(813)	$(618)	$(195)
Total Swaps - Buy Protection: Centrally Cleared or Exchange Traded						$(813)	$(618)	$(195)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)
Credit Default Swaps on Credit Indices - Sell Protection (1)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
COMMUNITY CDS USD SR	Q	5.00%	12/20/2028	ICE	$(600)	$(62)	$(65)	$3
Total Swaps - Sell Protection: Centrally Cleared or Exchange Traded						$(62)	$(65)	$3

Swaps: Over the Counter

Credit Default Swaps on Credit Indices - Buy Protection (1)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Counterparty	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY S39 5Y Tranche 15-25	Q	5.00%	12/20/2027	Goldman Sachs International	$4,945	$(434)	$(308)	$(126)
CDX.NA.HY S43 5Y Tranche 15-25	Q	5.00%	12/20/2029	Goldman Sachs International	$11,250	(963)	(926)	(37)
CMBX.NA.BBB- S9	M	3.00%	09/17/2058	Goldman Sachs International	$1,030	198	246	(48)
Total Swaps - Buy Protection: Over the Counter						$(1,199)	$(988)	$(211)

Credit Default Swaps on Credit Indices - Sell Protection (4)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Counterparty	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
SRT CDS Tranche 95.12-99.23	M	5.25%	09/30/2031	Goldman Sachs International	$(7,368)	$1	$—	$1
Total Swaps - Sell Protection: Over the Counter						$1	$—	$1

____________________________________________________

(1)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap.

(3)The quoted market prices and resulting values for credit default swaps on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap been closed/sold as of year-end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Abbreviations:
144A Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
CLO Collateralized Loan Obligation

Currencies:
€ Euro Currency
£ British Pounds
$ U.S. Dollars
AUD Australian Dollars
CAD Canadian Dollars
DKK Danish Krone
GBP British Pounds
NOK Norwegian Krone
NZD New Zealand Dollars
PLN Polish Zloty
SEK Swedish Krone
USD U.S. Dollars

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
(in thousands, except percentages and as otherwise noted)
1.     ORGANIZATION

CION Ares Diversified Credit Fund (the “Fund”) is a closed-end, diversified management investment company that is registered under the Investment Company Act of 1940, as amended (together with the rules and regulations promulgated thereunder, the “Investment Company Act”). The Fund operates as an interval fund and continuously offers its shares. The Fund was organized as a Delaware statutory trust on June 21, 2016.

The Fund’s investment objective is to provide superior risk-adjusted returns across various market cycles by investing in a diversified portfolio of liquid and illiquid asset classes. The Fund seeks to capitalize on market inefficiencies and relative value opportunities throughout the entire global credit spectrum.

The Fund is externally managed by CION Ares Management, LLC (the “Adviser”) pursuant to an investment advisory and management agreement. The Adviser was registered as an investment adviser with the U.S. Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended, on January 4, 2017. The Adviser is a joint venture between affiliates of Ares Management Corporation (“Ares Management”), a publicly traded, leading global alternative investment manager, and CION Investment Group, LLC and is controlled by Ares Management. The Adviser oversees the management of the Fund’s activities and is responsible for making investment decisions for the Fund’s portfolio. Ares Operations LLC, a subsidiary of Ares Management, provides certain administrative and other services necessary for the Fund to operate.

2.     SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated schedule of investments has been prepared on the accrual basis of accounting in conformity with U.S. generally accepted accounting principles (“GAAP”), and includes the accounts of the Fund and its consolidated subsidiaries. The Fund is an investment company following accounting and reporting guidance in Accounting Standards Codification (“ASC”) Topic 946, Financial Services—Investment Companies.

Cash and Cash Equivalents

Cash and cash equivalents include funds from time to time deposited with financial institutions and short-term, liquid investments in a money market account. Cash and cash equivalents are carried at cost, which approximates fair value.

Concentration of Credit Risk

The Fund places its cash and cash equivalents with financial institutions and, at times, cash held in depository or money market accounts may exceed the Federal Deposit Insurance Corporation insured limit.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains or losses are measured by the difference between the net proceeds from the repayment or sale and the amortized cost basis of the investment using the specific identification method without regard to unrealized gains or losses previously recognized, and include investments charged off during the period, net of recoveries. Unrealized gains or losses primarily reflect the change in investment values, including the reversal of previously recorded unrealized gains or losses when gains or losses are realized.

Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s board of trustees (the “Board”) has designated the Adviser as the Fund’s “valuation designee” (the “Valuation Designee”) to perform fair value determinations for investments held by the Fund without readily available market quotations subject to the oversight of the Board. All investments are recorded at their fair value.

Investments for which market quotations are readily available are typically valued at such market quotations. In order to validate market quotations, the Valuation Designee looks at a number of factors to determine if the quotations are

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except percentages and as otherwise noted)
representative of fair value, including the source and nature of the quotations. Debt and equity securities that are not publicly traded or whose market prices are not readily available are valued at fair value as determined in good faith by the Valuation Designee, subject to the oversight of the Board, in accordance with the Valuation Designee’s valuation policy. The Valuation Designee may utilize independent third-party pricing and valuation services to assist in the valuation of each portfolio investment without a readily available market quotation in accordance with the valuation policy and a consistently applied valuation process.

Investments in the Fund’s portfolio that do not have a readily available market are valued at fair value as determined in good faith by the Valuation Designee as described herein. As part of the valuation process for investments that do not have readily available market prices, the Valuation Designee may take into account the following types of factors, if relevant, in determining the fair value of the Fund's investments: the enterprise value of a portfolio company (the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time), the nature and realizable value of any collateral, the portfolio company's ability to make payments and its earnings and discounted cash flow, the markets in which the portfolio company does business, a comparison of the portfolio company's securities to any similar publicly traded securities, changes in the interest rate environment and the credit markets, which may affect the price at which similar investments would trade in their principal markets and other relevant factors. When an external event such as a purchase transaction, public offering or subsequent sale occurs, the Valuation Designee considers the pricing indicated by the external event to corroborate its valuation.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of the Fund's investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, the Fund could realize significantly less than the value at which the Fund has recorded it. In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the valuations currently assigned. See Note 3 for more information on the Fund's valuation process.

Interest Income Recognition

Interest income is recorded on an accrual basis and includes the accretion of discounts, amortization of premiums and payment-in-kind (“PIK”) interest. Discounts from and premiums to par value on investments purchased are accreted/amortized into interest income over the life of the respective security using the effective yield method. To the extent loans contain PIK provisions, PIK interest, computed at the contractual rate specified in each applicable agreement, is accrued and recorded as interest income and added to the principal balance of the loan. PIK interest income added to the principal balance is generally collected upon repayment of the outstanding principal. To maintain the Fund’s tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, this non-cash source of income must be paid out to shareholders in the form of dividends for the year the income was earned, even though the Fund has not yet collected the cash. The amortized cost of investments represents the original cost adjusted for any accretion of discounts, amortization of premiums and PIK interest.

Loans are generally placed on non-accrual status when principal or interest payments are past due 30 days or more or when there is reasonable doubt that principal or interest will be collected in full. Accrued and unpaid interest is generally reversed when a loan is placed on non-accrual status. Interest payments received on non-accrual loans may be recognized as income or applied to principal depending upon the Fund’s judgment regarding collectability. Non-accrual loans are restored to accrual status when past due principal and interest are paid or there is no longer any reasonable doubt that such principal or interest will be collected in full and, in the Fund's judgment, are likely to remain current. The Fund may make exceptions to this policy if the loan has sufficient collateral value (i.e., typically measured as enterprise value of the portfolio company) or is in the process of collection.

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except percentages and as otherwise noted)
Equity investments in a collateralized loan obligation (“CLO”) recognize interest income by utilizing an effective interest methodology based upon an effective yield to maturity utilizing projected cash flows, as required by ASC 325-40, Beneficial Interest in Securitized Financial Assets.

Dividend Income Recognition

Dividend income on preferred equity is recorded on an accrual basis to the extent that such amounts are payable by the portfolio company and are expected to be collected. Dividend income on common equity securities is recorded on the record date for private portfolio companies or on the ex-dividend date for publicly traded portfolio companies. To the extent preferred equity contains PIK provisions, PIK dividends, computed at the contractual rate specified in each applicable agreement, are accrued and recorded as dividend income and added to the principal balance of the preferred equity. PIK dividends added to the principal balance are generally collected upon redemption of the equity.

Foreign Currency Transactions and Foreign Currency Forward Contracts

The Fund’s books and records are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, other assets and liabilities at the exchange rates prevailing at the end of the period; and (ii) purchases and sales of investment securities, income and expense at the exchange rates prevailing on the respective dates of such transactions, income or expenses.

The Fund does not isolate that portion of the results of operations resulting from the changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in “net realized and unrealized gains or losses on investments” in the consolidated statement of operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amounts of income and expense items recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from the changes in fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transaction clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

The Fund may enter into foreign currency forward contracts for operational purposes and to protect against adverse exchange rate fluctuations. A foreign currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. The Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the foreign currency forward contracts are obtained from an independent pricing source.

Derivative Instruments

The Fund values its derivatives at fair value with the unrealized gains or losses recorded in “net realized and unrealized gains or losses on derivative contracts” in the Fund’s consolidated statement of operations.

Commitments and Contingencies

In the normal course of business, the Fund's investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, dealers and the Fund's custodian. These activities

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except percentages and as otherwise noted)
may expose the Fund to risk in the event that such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business. Consistent with standard business practice, the Fund enters into contracts that contain a variety of indemnifications, and is engaged from time to time in various legal actions. The maximum exposure of the Fund under these arrangements and activities is unknown. However, the Fund expects the risk of material loss to be remote.

Commitments to extend credit include loan proceeds the Fund is obligated to advance, such as delayed draws or revolving credit arrangements. Commitments generally have fixed expiration dates or other termination clauses. Unrealized gains or losses associated with unfunded commitments are recorded in the consolidated financial statements and reflected as an adjustment to the fair value of the related security in the consolidated schedule of investments. The par amount of the unfunded commitments is not recognized by the Fund until it becomes funded.
Use of Estimates in the Preparation of the Consolidated Financial Statements

The preparation of the consolidated financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of actual and contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income or loss and expenses during the reporting period. Actual results could differ from those estimates and such differences may be actual and contingent. Significant estimates include the valuation of investments.

3.     FAIR VALUE OF FINANCIAL INSTRUMENTS

    The Fund follows ASC 825-10, Recognition and Measurement of Financial Assets and Financial Liabilities (“ASC 825-10”), which provides companies the option to report selected financial assets and liabilities at fair value. ASC 825-10 also establishes presentation and disclosure requirements designed to facilitate comparisons between companies that choose different measurement attributes for similar types of assets and liabilities and to more easily understand the effect of the company’s choice to use fair value on its earnings. ASC 825-10 also requires entities to display the fair value of the selected assets and liabilities on the face of the balance sheet. The Fund has not elected the ASC 825-10 option to report selected financial assets and liabilities at fair value. With the exception of the line items entitled “other assets”, “mandatory redeemable preferred shares” and “debt,” which are reported at amortized cost, the carrying value of all other assets and liabilities approximate fair value.

The Fund also follows ASC 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure of fair value measurements. ASC 820-10 determines fair value to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between market participants on the measurement date. ASC 820-10 requires the Fund to assume that the portfolio investment is sold in its principal market to market participants or, in the absence of a principal market, the most advantageous market, which may be a hypothetical market. Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and willing and able to transact. In accordance with ASC 820-10, the Fund has considered its principal market as the market in which the Fund exits its portfolio investments with the greatest volume and level of activity. ASC 820-10 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC 820-10, these inputs are summarized in the three broad levels listed below:

•Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•Level 2—Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except percentages and as otherwise noted)
    In addition to using the above inputs in investment valuations, the Valuation Designee continues to employ its net asset valuation policy and procedures that have been reviewed by the Fund's Board in connection with their designation of the Adviser as the Fund’s valuation designee and are consistent with the provisions of Rule 2a-5 under the Investment Company Act and ASC 820-10 (see Note 2 for more information). Consistent with its valuation policy and procedures, the Valuation Designee evaluates the source of inputs, including any markets in which the Fund’s investments are trading (or any markets in which securities with similar attributes are trading), in determining fair value. Because there is not a readily available market value for most of the investments in the Fund's portfolio, the fair value of the investments must typically be determined using unobservable inputs.

The assets and liabilities classified as Level 1 or Level 2 are typically valued based on quoted market prices, forward foreign exchange rates, dealer quotations or alternative pricing sources supported by observable inputs. The Valuation Designee obtains prices from independent pricing services which generally utilize broker quotes and may use various other pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. The Valuation Designee is responsible for all inputs and assumptions related to the pricing of securities. The Valuation Designee has internal controls in place that support its reliance on information received from third-party pricing sources. As part of its internal controls, the Valuation Designee obtains, reviews, and tests information to corroborate prices received from third-party pricing sources. For any security, if market or dealer quotations are not readily available, or if the Valuation Designee determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith by the Valuation Designee, subject to the oversight of the Board and will be classified as Level 3. In such instances, the Valuation Designee will use valuation techniques consistent with the market or income approach to measure fair value and will give consideration to all factors which might reasonably affect the fair value.

The Fund's portfolio investments classified as Level 3 (other than as described below in the following paragraph) are typically valued using two different valuation techniques. The first valuation technique is an analysis of the enterprise value (“EV”) of the portfolio company. EV means the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time. The primary method for determining EV uses a multiple analysis whereby appropriate multiples are applied to the portfolio company's EBITDA (generally defined as net income before net interest expense, income tax expense, depreciation and amortization). EBITDA multiples are typically determined based upon review of market comparable transactions and publicly traded comparable companies, if any. The Valuation Designee may also employ other valuation multiples to determine EV, such as revenues. The Valuation Designee may also use industry specific valuation analyses to determine EV, such as capitalization rate analysis used in the real estate industry. The second method for determining EV uses a discounted cash flow analysis whereby future expected cash flows of the portfolio company are discounted to determine a present value using estimated discount rates (typically a weighted average cost of capital based on costs of debt and equity consistent with current market conditions). The EV analysis is performed to determine the value of equity investments, the value of debt investments in portfolio companies where the Fund has control or could gain control through an option or warrant security, and to determine if there is credit impairment for debt investments. If debt investments are credit impaired, an EV analysis may be used to value such debt investments; however, in addition to the methods outlined above, other methods such as a liquidation or wind down analysis may be utilized to estimate EV. The second valuation technique is a yield analysis, which is typically performed for non-credit impaired debt investments in portfolio companies where the Fund does not own a controlling equity position. To determine fair value using a yield analysis, a current price is imputed for the investment based upon an assessment of the expected market yield for a similarly structured investment with a similar level of risk. In the yield analysis, the Valuation Designee considers the current contractual interest rate, the maturity and other terms of the investment relative to risk of the company and the specific investment. A key determinant of risk, among other things, is the leverage through the investment relative to the EV of the portfolio company. As debt investments held by the Fund are substantially illiquid with no active transaction market, the Valuation Designee depends on primary market data, including newly funded transactions, as well as secondary market data with respect to high yield debt instruments and syndicated loans, as inputs in determining the appropriate market yield, as applicable.

The fair value of CLOs is estimated based on various valuation models from third-party pricing services. The provided prices are checked using internally developed models. The valuation models generally utilize discounted cash flows and take into consideration prepayment and loss assumptions, based on historical experience and projected performance,

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except percentages and as otherwise noted)
economic factors, the characteristics and condition of the underlying collateral, comparable yields for similar securities and recent trading activity. These securities are classified as Level 3.

Private asset-backed securities classified as Level 3 are typically valued using two different valuation techniques. The first valuation technique is an analysis of the forecasted cash flows of the security. The forecasted cash flows take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, and the characteristics and condition of the underlying collateral. For equity securities, the projected cash flows are present valued using a market discount rate to determine the fair value. For debt securities, the analysis is used to determine if the borrower has the ability to repay its obligations. If it is determined that the borrower does have the ability to repay its obligations, the second valuation technique that is utilized is a yield analysis. To determine fair value using a yield analysis, a current price is imputed for the investment based upon an assessment of the expected market yield for a similarly structured investment with a similar level of risk. In the yield analysis, the Valuation Designee considers the current contractual interest rate, the maturity and other terms of the investment relative to risk of the borrower and the specific investment. As the debt investments are substantially illiquid with no active transaction market, the Valuation Designee depends on primary market data, including newly funded transactions, as inputs in determining the appropriate market yield, as applicable.

    The following table is a summary of the inputs used as of September 30, 2025, in valuing the Fund’s investments carried at fair value, derivative assets and derivative liabilities:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Senior loans	$—	$1,479,040	$3,927,197	$5,406,237
Subordinated loans	—	14,742	212,569	227,311
Corporate bonds	—	167,362	48,438	215,800
Collateralized loan obligations	—	—	723,234	723,234
Mortgage-backed securities	—	—	37,069	37,069
Private asset-backed investments	—	—	231,616	231,616
Preferred stock	—	—	344,331	344,331
Common stock	—	23,202	180,262	203,464
Warrants	—	—	18,941	18,941
Total investments	$—	$1,684,346	$5,723,657	$7,408,003
Derivative assets:
Foreign currency forward contracts	$—	$6,107	$—	$6,107
Purchased equity options	$109	$—	$—	$109
Credit default swaps	$—	$198	$1	$199
Interest rate swaps	$—	$10,424	$—	$10,424
Derivative liabilities:
Foreign currency forward contracts	$—	$(1,250)	$—	$(1,250)
Written equity options	$(36)	$—	$—	$(36)
Credit default swaps	$—	$(1,397)	$—	$(1,397)

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except percentages and as otherwise noted)
    The following table summarizes the significant unobservable inputs the Valuation Designee used to value the majority of the Fund’s investments categorized within Level 3 as of September 30, 2025. The table is not intended to be all-inclusive, but instead to capture the significant unobservable inputs relevant to the determination of fair values.

Asset Category	Fair Value	Primary Valuation Techniques	Inputs	Estimated Range	Weighted Average(a)
Senior loans	$3,818,422	Yield analysis	Market yield	4.5% - 20.8%	9.7%
Senior loans	89,064	EV coverage analysis	Valuation multiple	1.0x - 11.9x	9.6x
Senior loans	19,711	Broker quotes	N/A	N/A	N/A
Subordinated loans	212,569	Yield analysis	Market yield	7.0% - 24.7%	11.9%
Corporate bonds	39,984	Broker quotes	N/A	N/A	N/A
Corporate bonds	8,454	Yield analysis	Market yield	8.5% - 9.3%	8.6%
Collateralized loan obligations	723,234	Broker quotes	N/A	N/A	N/A
Mortgage-backed securities	37,069	Broker quotes	N/A	N/A	N/A
Private asset-backed investments	231,616	Income (other)	Market yield Discount rate Constant default rate CNL curve Discount margin spread Yield analysis (other)	8.8% 10.0% - 16.0% 7.0% - 16.6% 23.4% 4.0% - 4.7% 4.8% 4.0% - 13.8%	8.8% 12.7% 14.5% 23.4% 4.3% 4.8% 8.8%
Preferred stock	258,308	Yield analysis	Market yield	7.0% - 20.3%	13.7%
Preferred stock	86,023	EV market multiple analysis	Valuation multiple	1.0x - 12.0x	14.6x
Common stock	171,479	EV market multiple analysis	Valuation multiple	2.2x - 34.0x	15.1x
Common stock	5,493	Yield analysis	Market yield	9.8%	9.8%
Common stock	3,290	DCF analysis	Discount rate	12.3% - 20.0%	14.9%
Warrants	18,941	EV market multiple analysis	Valuation multiple	2.2x - 12.2x	6.7x
Total Level 3 investments	$5,723,657

 ________________________________________

(a)Unobservable inputs were weighted by the relative fair value of investments.

Changes in market yields, discount rates or EBITDA multiples, each in isolation, may change the fair value of certain of the Fund’s investments. Generally, an increase in market yields or discount rates or decrease in EBITDA multiples may result in a decrease in the fair value of certain of the Fund’s investments.

    Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of the Fund’s investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, it could realize significantly less than the value at which the Fund has recorded it.

    In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the valuations currently assigned.

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(in thousands, except percentages and as otherwise noted)

The following table is a reconciliation of the Fund’s investments in which significant unobservable inputs (Level 3) were used in determining fair value for the nine months ended September 30, 2025:

	Senior Loans	Subordinated Loans	Corporate Bonds	Collateralized Loan Obligations	Mortgage-Backed Securities	Private Asset- Backed Investments	Preferred Stock	Common Stock	Warrants	Total
Balance as of December 31, 2024	$3,093,042	$178,228	$55,816	$564,213	$—	$211,089	$299,342	$147,541	$6,366	$4,555,637
Purchases	1,462,983	36,124	717	289,968	37,779	112,808	81,601	21,226	2,394	2,045,600
Sales and principal redemptions	(670,587)	(6,744)	(9,671)	(121,226)	(1,058)	(103,126)	(36,279)	(117)	—	(948,808)
Net realized and unrealized gains (losses)	72,281	3,356	1,545	(9,724)	346	10,611	(333)	12,520	10,181	100,783
Accrued discounts	7,435	1,605	31	3	2	234	—	—	—	9,310
Transfers into Level 3	9,882	—	—	—	—	—	—	—	—	9,882
Transfers out of Level 3	(47,839)	—	—	—	—	—	—	(908)	—	(48,747)
Balance as of September 30, 2025	$3,927,197	$212,569	$48,438	$723,234	$37,069	$231,616	$344,331	$180,262	$18,941	$5,723,657
Net change in unrealized gains (losses) from investments held at September 30, 2025	$73,386	$4,037	$1,599	$(5,476)	$346	$12,022	$(1,660)	$11,110	$10,181	$105,545

Investments that were transferred into and out of Level 3 during the nine months ended September 30, 2025 were generally as a result of changes in the observability of significant inputs or available market data for certain portfolio companies.